DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 24.1%
	AUTO LOAN — 3.6%
595,000	American Credit Acceptance Receivables Trust Series 2025-1 C(a)	5.0900	08/12/31	$596,824
446,000	Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A B(a)	6.8700	06/17/30	450,055
556,000	Avis Budget Rental Car Funding AESOP, LLC Series 2024-2A D(a)	7.4300	10/20/28	562,255
465,000	Bridgecrest Lending Auto Securitization Trust Series 2025-1 C	5.1500	12/17/29	467,038
560,000	Bridgecrest Lending Auto Securitization Trust Series 2025-2 D	5.6200	03/17/31	564,295
705,000	Carmax Select Receivables Trust Series 2025-B C	4.8300	06/16/31	700,478
595,350	Carvana Auto Receivables Trust Series 2021-P3 B	1.4200	08/10/27	593,223
11,182	Carvana Auto Receivables Trust Series 2021-N1 C	1.3000	01/10/28	11,173
16,127	Carvana Auto Receivables Trust Series 2021-N2 C	1.0700	03/10/28	15,920
330,000	Carvana Auto Receivables Trust Series 2023-N4 C(a)	6.5900	02/11/30	335,257
374,917	Carvana Auto Receivables Trust Series 2024-N1 B(a)	5.6300	05/10/30	376,687
675,000	Consumer Portfolio Services Auto Trust Series 2025-B C(a)	5.1200	07/15/31	676,886
249,936	CPS Auto Receivables Trust Series 2024-A C(a)	5.7400	04/15/30	250,786
174,631	Credit Acceptance Auto Loan Trust Series 2024-1A A(a)	5.6800	03/15/34	175,133
96,462	DT Auto Owner Trust Series 2023-3A C(a)	6.4000	05/15/29	96,822
700,000	Exeter Automobile Receivables Trust Series 2025-4 B	4.4000	05/15/30	698,840
840,000	Exeter Automobile Receivables Trust Series 2026-2A C	4.9100	08/16/32	830,600
800,000	Exeter Automobile Receivables Trust Series 2026-3A D	5.4400	10/15/32	797,729
850,000	FHF Issuer Trust Series 2026-1A A2(a)	5.4100	09/16/30	852,617
6,090	FHF Trust Series 2023-1A A2(a)	6.5700	06/15/28	6,095
181,056	FinBe USA Trust Series 2025-1A A(a)	5.7000	12/15/28	180,978
330,000	Flagship Credit Auto Trust Series 2024-1 C(a)	5.7900	02/15/30	330,680
339,000	LAD Auto Receivables Trust Series 2023-4A C(a)	6.7600	03/15/29	343,574
102,783	Lendbuzz Securitization Trust Series 2024-2A A2(a)	5.9900	05/15/29	103,237
36,556	Merchants Fleet Funding, LLC Series 2023-1A A(a)	7.2100	05/20/36	36,646
506,000	Prestige Auto Receivables Trust Series 2025-1A C(a)	5.5200	02/15/30	507,347
650,000	Santander Drive Auto Receivables Trust Series 2025-4 C	4.5200	01/15/32	644,393
276,000	SBNA Auto Receivables Trust Series 2024-A C(a)	5.5900	01/15/30	278,304
37,520	United Auto Credit Securitization Trust Series 2022-2 D(a)	6.8400	01/10/28	37,551
590,000	Veros Auto Receivables Trust Series 2025-1 B(a)	5.5400	07/16/29	592,570
17,296	Westlake Automobile Receivables Trust Series 2024-1A B(a)	5.5500	11/15/27	17,303
474,697	Westlake Automobile Receivables Trust Series 2024-2A B(a)	5.6200	03/15/30	475,918
				12,607,214

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 24.1% (Continued)
	CLO — 0.1%
480,944	UPX HIL Issuer Trust Series 2025-1 A(a)	5.1600	01/25/47	$477,700

	COLLATERALIZED MORTGAGE OBLIGATIONS — 8.1%
326,551	A&D Mortgage Trust Series 2023-NQM3 A1(a),(b)	6.7330	07/25/68	325,761
480,552	A&D Mortgage Trust Series 2025-NQM2 A1(a),(c)	5.7900	06/25/70	482,370
634,139	A&D Mortgage Trust Series 2025-NQM4 A1A(a),(b)	5.2250	10/25/70	630,074
31,551	Angel Oak Mortgage Trust Series 2020-R1 A2(a),(c)	1.2470	04/25/53	30,574
733,667	Angel Oak Mortgage Trust Series 2022-5 A1(a),(b)	5.5000	05/25/67	732,687
687,632	Angel Oak Mortgage Trust Series 2023-1 A1(a),(b)	4.7500	09/26/67	686,412
153,524	Arroyo Mortgage Trust Series 2019-1 A1(a),(c)	3.8050	01/25/49	149,554
38,141	Arroyo Mortgage Trust Series 2019-2 A1(a),(c)	3.3470	04/25/49	36,965
770,000	Arroyo Mortgage Trust Series 2020-1 A3(a)	3.3280	03/25/55	708,571
469,412	Aspire Mortgage Trust Series 2026-1 A1(a),(c)	4.8550	01/25/66	463,578
57,263	Bunker Hill Loan Depositary Trust Series 2019-2 A1(a),(b)	2.8790	07/25/49	56,348
584,760	CIM TRUST Series 2022-R2 A1(a),(c)	3.7500	12/25/61	545,430
279,646	Citigroup Mortgage Loan Trust Series 2025-INV1 A2(a),(c)	6.0000	01/25/55	280,817
348,236	Citigroup Mortgage Loan Trust Series 2019-RP1(a),(c)	3.5000	01/25/66	341,219
522,670	COOPR Residential Mortgage Trust Series 2025-CES2 A1A(a),(b)	5.5020	06/25/60	522,385
405,745	Deephaven Residential Mortgage Trust Series 2025-INV1 A1(a),(c)	5.0870	11/25/60	401,926
652,150	Deephaven Residential Mortgage Trust Series 2022-1 A1(a),(c)	2.2050	01/25/67	598,498
348,102	Deephaven Residential Mortgage Trust Series 2026-INV3 A1(a),(c)	5.4730	06/25/71	347,334
86,579	Ellington Financial Mortgage Trust Series 2019-2 A3(a),(c)	3.0460	11/25/59	84,556
747,820	Ellington Financial Mortgage Trust Series 2025-CES4 A1(a),(b)	5.4310	06/25/60	746,536
608,400	Ellington Financial Mortgage Trust Series 2025-NQM2 A1(a),(c)	5.5960	06/25/70	608,840
16,643	Flagstar Mortgage Trust Series 2017-1 1A3(a),(c)	3.5000	03/25/47	15,060
260,505	Foundation Finance Trust Series 2024-2A A(a)	4.6000	03/15/50	257,511
178,102	Imperial Fund Mortgage Trust Series 2022-NQM3 A1(a),(b)	5.3800	05/25/67	177,539
4,616	JP Morgan Mortgage Trust Series 2017-5 A1(a),(c)	4.7260	12/15/47	4,653
547,057	JP Morgan Mortgage Trust Series 2017-4 A3(a),(c)	3.5000	11/25/48	493,687
878,014	JP Morgan Mortgage Trust Series 2017-4 A13(a),(c)	3.5000	11/25/48	790,492
1,294,634	JP Morgan Mortgage Trust Series 2021-INV2 A4(a),(c)	2.5000	12/25/51	1,146,490
201,464	JP Morgan Mortgage Trust Series Series 2025-CES1 A1(a),(c)	5.6660	05/25/55	201,834
339,989	JP Morgan Mortgage Trust Series Series 2025-NQM2 A1(a),(c)	5.5670	09/25/65	339,843
860,117	JP Morgan Mortgage Trust Series Series 2026-ACES1 A1(a),(c)	4.8940	04/25/66	848,862

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 24.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 8.1% (Continued)
293,340	JP Morgan Seasoned Mortgage Trust Series Series 2024-1 A4(a),(c)		4.3580	10/25/54	$283,931
425,000	LHOME Mortgage Trust Series 2024-RTL4 A1(a),(b)		5.9210	07/25/39	425,836
100,000	Metlife Securitization Trust Series 2017-1A M1(a),(c)		3.3350	04/25/55	89,143
10,280	Metlife Securitization Trust Series 2019-1A A1A(a),(c)		3.7500	04/25/58	10,173
668,761	MFA Trust Series 2023-INV2 A1(a),(b)		6.7750	10/25/58	668,460
632,541	MFA Trust Series 2022-INV1 A1(a),(b)		4.9070	04/25/66	620,282
978,200	MFA Trust Series 2022-NQM2 A1(a),(b)		5.0000	05/25/67	946,534
552,496	MFA Trust Series 2024-NQM2 A1(a),(b)		5.2720	08/25/69	550,645
148,169	Mill City Mortgage Loan Trust Series 2019-GS2 A1(a),(c)		2.7500	08/25/59	144,610
199,632	Mill City Mortgage Loan Trust Series 2019-1 M2(a),(c)		3.5000	10/25/69	183,163
602,350	New Residential Mortgage Loan Trust Series 2016-4A A1(a),(c)		3.7500	11/25/56	563,191
439,208	New Residential Mortgage Loan Trust Series 2017-2A A3(a),(c)		4.0000	03/25/57	419,996
607,047	New Residential Mortgage Loan Trust Series 2018-1A A1A(a),(c)		4.0000	12/25/57	583,970
16,440	New Residential Mortgage Loan Trust Series 2021-NQ2R A1(a),(c)		0.9410	09/25/58	15,841
553,500	New Residential Mortgage Loan Trust Series 2022-NQM2 A1(a),(c)		3.8500	03/27/62	516,586
191,516	New Residential Mortgage Loan Trust Series 2024-NQM3 A1(a),(b)		5.4660	11/25/64	191,109
352,643	New Residential Mortgage Loan Trust Series 2026-NQM3 A1(a),(c)		4.8330	02/25/66	347,379
759,247	NYMT Loan Trust Series 2022-CP1 A1(a)		2.0420	07/25/61	711,588
329,772	NYMT Loan Trust Series 2024-CP1 A1(a)		3.7500	02/25/68	302,072
491,374	OBX Trust Series 2024-HYB1 A1(a),(c)		3.6710	03/25/53	494,471
236,991	OBX Trust Series 2024-HYB2 A1(a),(c)		3.6990	04/25/53	237,996
179,093	OBX Trust Series 2024-NQM9 A1(a),(b)		6.0300	01/25/64	179,762
638,426	PMT Loan Trust Series 2025-INV3 A3(a),(c)		5.5000	03/25/56	629,028
635,936	PMT Loan Trust Series 2025-INV7 A7(a),(c)		6.0000	06/25/56	634,896
292,881	PMT Loan Trust Series 2024-INV1 A2(a),(c)		6.0000	10/25/59	295,274
159,783	PMT Loan Trust Series 2024-INV2 A1(a),(c)		6.0000	12/25/59	160,851
741,977	PRKCM Trust Series 2026-AFC3 A1(a),(c)		5.3840	05/01/61	737,899
227,224	RCKT Mortgage Trust Series 2023-CES1 A1A(a),(c)		6.5150	06/25/43	226,950
354,748	RCKT Mortgage Trust Series 2023-CES2 A1A(a),(c)		6.8080	09/25/43	354,588
487,913	RCKT Mortgage Trust Series 2024-CES3 A1A(a),(c)		6.5910	05/25/44	490,973
42,152	RCKT Mortgage Trust Series 2020-1 A1(a),(c)		3.0000	02/25/50	35,948
35,394	Starwood Mortgage Residential Trust Series 2020-1 A1(a),(c)		2.2750	02/25/50	34,174
635,365	Starwood Mortgage Residential Trust Series 2021-5 A2(a),(c)		2.1780	09/25/66	543,429
265,000	Towd Point Mortgage Trust Series 2019-HY2 M1(a),(d)	TSFR1M + 1.714%	5.4390	05/25/58	265,887

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 24.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 8.1% (Continued)
365,000	Towd Point Mortgage Trust Series 2021-1 A2(a),(c)		2.7500	11/25/61	$314,475
376,743	Towd Point Mortgage Trust Series 2024-1 A1(a),(c)		4.9270	03/25/64	382,108
394,193	Verus Securitization Trust Series 2023-8 A1(a),(b)		6.2590	12/25/68	394,843
267,540	Verus Securitization Trust Series 2025-7 A1(a),(b)		5.1290	08/25/70	266,827
128,686	Wells Fargo Mortgage Backed Securities Series 2020-4 A1(a),(c)		3.0000	07/25/50	109,841
					27,421,135
	HOME EQUITY — 0.3%
438,106	Santander Mortgage Asset Receivable Trust Series 2025-CES1 A1A(a),(b)		5.0360	09/25/55	433,121
647,838	Towd Point Mortgage Trust Series 2025-CES4 A1A(a),(b)		5.0910	10/25/65	641,246
					1,074,367
	NON AGENCY CMBS — 5.1%
610,000	ALA Trust Series 2025-OANA A(a),(d)	TSFR1M + 1.743%	5.4200	06/15/30	613,156
613,000	BBCMS Trust Series 2018-CBM A(a),(d)	TSFR1M + 1.297%	4.9740	07/15/37	601,505
532,716	BX Commercial Mortgage Trust Series 2024-XL5 A(a),(d)	TSFR1M + 1.392%	5.0680	03/15/41	533,970
592,832	BX Trust Series 2025-ROIC C(a),(d)	TSFR1M + 1.543%	5.2200	03/15/30	591,786
805,000	BX Trust Series 2019-OC11 B(a)		3.6050	12/09/41	758,730
410,000	BX Trust Series 2019-OC11 D(a),(c)		4.0750	12/09/41	385,948
665,000	CENT Series 2025-CITY A(a),(c)		4.9200	07/10/40	658,603
667,000	ELM Trust Series 2024-ELM A10(a),(c)		5.8010	06/10/27	667,031
268,746	Exeter Automobile Receivables Trust Series 2024-5A B		4.9800	04/16/29	268,923
433,410	Extended Stay America Trust Series 2025-ESH A(a),(d)	TSFR1M + 1.300%	4.9760	10/15/42	434,730
790,000	Fashion Show Mall, LLC Series 2024-SHOW A(a),(c)		5.1040	10/10/29	788,063
320,000	Fontainebleau Miami Beach Mortgage Trust Series 2024-FBLU A(a),(d)	TSFR1M + 1.450%	5.1260	12/15/39	320,745
1,000,000	FS Trust Series 2026-ORL A(a),(d)	TSFR1M + 1.350%	5.0260	02/15/41	1,002,284
820,000	Houston Galleria Mall Trust Series 2025-HGLR A(a),(c)		5.4620	02/05/45	820,857
800,000	Hudson Yards Mortgage Trust Series 2026-10HY A(a),(c)		5.0860	12/10/39	793,519
1,095,000	Hudson Yards Mortgage Trust Series 2025-SPRL A(a),(c)		5.4670	01/13/40	1,105,982
700,000	IRV Trust Series 2025-200P B(a),(c)		5.4400	03/14/47	684,312
570,000	JP Morgan Chase Commercial Mortgage Securities Series 2024-OMNI A(a),(c)		5.7970	10/05/39	572,809
499,000	MIRA Trust Series 2023-Mile A(a)		6.7550	06/06/28	507,739
880,000	MSSG Trust Series 2017-237P A(a)		3.3970	09/13/39	841,138
610,000	NY Commercial Mortgage Trust Series 2025-299P A(a),(c)		5.6640	02/10/47	619,396
800,000	NYC Commercial Mortgage Trust Series 2025-300P A(a)		4.8790	07/13/42	786,020

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 24.1% (Continued)
	NON AGENCY CMBS — 5.1% (Continued)
477,393	RCKT Mortgage Trust Series 2025-CES5 A1A(a),(b)	5.6870	06/25/55	$478,510
760,000	RFR Trust Series 2025-SGRM A(a),(c)	5.3790	03/11/29	760,465
170,000	ROCK Trust Series 2024-CNTR A(a)	5.3880	11/13/41	170,830
450,000	ROCK Trust Series 2024-CNTR C(a)	6.4710	11/13/41	458,467
591,056	THPT Mortgage Trust Series 2023-THL A(a),(c)	6.9940	12/10/34	592,452
471,805	VCAT, LLC Series 2026-NPL3 A1(a),(b)	5.5670	05/25/56	471,435
				17,289,405
	OTHER ABS — 5.9%
9,683	ACHV A.B.S TRUST Series 2024-1PL A(a)	5.9000	04/25/31	9,698
600,000	Amur Equipment Finance Receivables XV, LLC Series 2025-1A D(a)	5.6800	08/20/32	601,377
23,715	Aqua Finance Trust Series 2019-A A(a)	3.1400	07/16/40	22,949
91,798	Aqua Finance Trust Series 2019-A C(a)	4.0100	07/16/40	89,510
155,577	Aqua Finance Trust Series 2020-AA B(a)	2.7900	07/17/46	147,688
510,000	Aqua Finance Trust Series 2024-A B(a)	5.0600	04/18/50	500,982
760,000	Auxilior Term Funding, LLC Series 2026-1A B(a)	5.3400	08/15/36	759,489
837,900	Business Jet Securities, LLC Series 2026-1A A(a)	5.4640	06/15/56	834,330
385,833	Castlelake Aircraft Structured Trust Series 2025-1A A(a)	5.7830	02/15/50	386,957
465,000	CCG Receivables Trust Series 2024-1 B(a)	5.0800	03/15/32	467,943
100,447	CF Hippolyta, LLC Series 2020-1 A1(a)	1.6900	07/15/60	83,513
850,000	Cherry Securitization Trust Series 2026-1A A(a)	5.4300	01/17/34	848,788
495,540	Commercial Equipment Finance, LLC Series 2025-1A A(a)	4.8300	05/15/31	494,872
100,000	Corevest American Finance Trust Series 2019-3 C(a)	3.2650	10/15/52	92,931
12,144	Dext A.B.S, LLC Series 2023-1 A2(a)	5.9900	03/15/32	12,156
129,985	Elara HGV Timeshare Issuer, LLC Series 2023-A A(a)	6.1600	02/25/38	133,168
130,000	FirstKey Homes Trust Series 2021-SFR1 D(a)	2.1890	08/17/28	129,699
172,454	Foundation Finance Trust Series 2023-2A A(a)	6.5300	06/15/49	176,844
153,080	Hilton Grand Vacations Trust Series 2024-2A A(a)	5.5000	03/25/38	154,617
273,395	HINNT, LLC Series 2025-A B(a)	5.4500	03/15/44	274,469
419,688	Jersey Mike’s Funding, LLC Series 2024-1A A2(a)	5.6360	02/15/55	419,612
740,000	Mariner Finance Issuance Trust Series 2025-AA A(a)	4.9800	05/20/38	738,943
550,000	MetroNet Infrastructure Issuer, LLC Series 2024-2A A2(a)	5.4000	08/20/55	549,515
800,000	MMP Capital, LLC Series 2025-A B(a)	5.7200	12/15/31	801,439
16,995	MVW, LLC Series 2020-1A A(a)	1.7400	10/20/37	16,973
112,700	MVW, LLC Series 2023-1A B(a)	5.4200	10/20/40	113,681

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 24.1% (Continued)
	OTHER ABS — 5.9% (Continued)
570,000	NMEF Funding, LLC Series 2025-A B(a)		5.1800	04/25/32	$570,439
654,292	Octane Receivables Trust Series 2025-1A A2(a)		4.2500	02/20/31	653,251
616,420	Octane Receivables Trust Series 2025-RVM1 A(a)		4.4800	12/20/46	612,648
630,000	Onemain Financial Issuance Trust Series 2025-1A B(a)		5.0500	07/14/38	627,687
102,938	Oportun Issuance Trust Series 2021-C A(a)		2.1800	10/08/31	101,609
435,000	PEAC Solutions Receivables, LLC Series 2024-1A B(a)		5.7900	11/20/30	440,766
161,451	PowerPay Issuance Trust Series 2024-1A A(a)		6.5300	02/18/39	163,308
670,000	Reach A.B.S Trust Series 2025-2A B(a)		5.1200	08/18/32	667,038
515,000	Regional Management Issuance Trust Series 2024-2 A(a)		5.1100	12/15/33	515,799
680,000	Scalelogix Abs Us Issuer, LLC Series 2025-1A A2(a)		5.6730	07/25/55	658,801
71,974	Sierra Timeshare Receivables Funding, LLC Series 2023-2A B(a)		6.2800	04/20/40	73,250
89,355	SoFi Consumer Loan Program Trust Series 2025-1 A(a)		4.8000	02/27/34	89,491
835,000	SoFi Consumer Loan Program Trust Series 2026-1 C(a)		4.7400	12/26/35	823,655
314,585	STAR Trust Series 2025-SFR5 A(a),(d)	TSFR1M + 1.450%	5.1270	02/17/42	314,358
700,000	Switch A.B.S Issuer, LLC Series 2025-1A A2(a)		5.0360	03/25/55	678,397
750,000	Taco Bell Funding, LLC Series 2025-1A A2I(a)		4.8210	08/25/55	735,472
779,223	Tesla Sustainable Energy Business Trust Series 2026-1A A(a)		5.3100	05/20/52	774,705
200,000	Tricon American Homes Trust Series 2020-SFR2 D(a)		2.2810	11/17/27	191,630
443,250	TSC SPV Funding, LLC Series 2024-1A A2(a)		6.2910	08/20/54	444,501
767,093	UPG HI Issuer Trust Series 2026-1 A(a)		5.0300	02/25/48	763,434
175,301	Upstart Securitization Trust Series 2025-2 A2(a)		5.2200	06/20/35	175,485
874,000	Zaxbys Funding, LLC Series 2021-1A A2(a)		3.2380	07/30/51	833,284
					19,771,151
	RESIDENTIAL MORTGAGE — 1.0%
48,512	AJAX Mortgage Loan Trust Series 2019-D A1(a),(b)		2.9560	09/25/65	46,585
806,978	RCO X Mortgage, LLC Series 2026-1 A1(a),(b)		5.5360	03/25/31	804,935
135,000	Towd Point Mortgage Trust Series 2016-4 B1(a),(c)		3.9090	07/25/56	130,621
95,117	Towd Point Mortgage Trust Series 2017-1 M1(a),(c)		3.7500	10/25/56	93,858
590,000	Towd Point Mortgage Trust Series 2017-4 A2(a),(c)		3.0000	06/25/57	560,902
300,000	Towd Point Mortgage Trust Series 2018-6 A2(a),(c)		3.7500	03/25/58	272,786
955,000	Towd Point Mortgage Trust Series 2019-2 A2(a),(c)		3.7500	12/25/58	853,877
735,000	Towd Point Mortgage Trust Series 2019-4 A2(a),(c)		3.2500	10/25/59	661,104
					3,424,668
	TOTAL ASSET BACKED SECURITIES (Cost $82,556,814)				82,065,640

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.4%
	ADVERTISING & MARKETING — 0.2%
693,000	Omnicom Group, Inc.		5.3750	06/15/33	$682,793

	AEROSPACE & DEFENSE — 0.2%
459,000	L3Harris Technologies, Inc. B		5.4000	07/31/33	460,611
185,000	TransDigm, Inc.(a)		6.6250	03/01/32	188,329
					648,940
	ASSET MANAGEMENT — 2.5%
531,000	Ameriprise Financial, Inc.		5.3500	06/15/36	518,565
360,000	Apollo Debt Solutions BDC(e)		6.9000	04/13/29	367,996
435,000	Apollo Debt Solutions BDC		5.8750	08/30/30	427,205
717,000	Apollo Global Management, Inc.(d)	H15T5Y + 2.168%	6.0000	12/15/54	686,865
546,000	BlackRock Funding, Inc.		5.2500	03/14/54	485,986
177,000	Blackstone Private Credit Fund		5.9500	07/16/29	176,776
340,000	Blackstone Private Credit Fund		5.2500	04/01/30	328,153
635,000	Blue Owl Finance, LLC		3.1250	06/10/31	554,129
290,000	Blue Owl Finance, LLC		6.2500	04/18/34	280,370
688,000	Brookfield Asset Management Ltd.		5.7950	04/24/35	688,124
225,000	Charles Schwab Corporation (The)(d)	SOFRRATE + 2.010%	6.1360	08/24/34	234,654
467,000	Charles Schwab Corporation (The)(d)	H15T10Y + 3.079%	4.0000	03/01/69	431,552
440,000	Citadel Finance, LLC(a)		4.7500	02/14/29	431,270
260,000	Citadel Finance, LLC(a)		5.1500	02/14/31	252,600
495,000	Drawbridge Special Opportunities Fund, L.P.(a)		5.9500	09/17/30	474,737
729,000	HA Sustainable Infrastructure Capital, Inc.		6.3750	07/01/34	730,315
220,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation		5.2500	05/15/27	218,690
370,000	UBS Group A.G.(a),(d)	H15T1Y + 2.400%	4.9880	08/05/33	363,183
485,000	UBS Group A.G.(a),(d)	USISSO05 + 3.321%	7.0000	07/08/74	482,592
					8,133,762

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.4% (Continued)
	AUTOMOTIVE — 0.4%
45,000	Aptiv plc / Aptiv Global Financing DAC(d)	H15T5Y + 3.385%	6.8750	12/15/54	$45,669
15,000	Clarios Global, L.P. / Clarios US Finance Company(a)		6.7500	02/15/30	15,389
72,000	Ford Motor Company		4.7500	01/15/43	55,172
89,000	Ford Motor Credit Company, LLC		6.0540	11/05/31	89,393
145,000	Ford Motor Credit Company, LLC		6.5000	02/07/35	146,540
340,000	Nissan Motor Acceptance Company, LLC(a)		5.6250	09/29/28	338,187
624,000	Stellantis Finance US, Inc.(a),(e)		6.4500	03/18/35	606,543
					1,296,893
	BANKING — 4.8%
694,000	Australia & New Zealand Banking Group Ltd.(a),(d)	H15T10Y + 1.350%	5.8160	06/18/36	691,521
64,000	Banco de Credito del Peru S.A.(a),(d)	H15T5Y + 2.486%	6.4500	07/30/35	65,274
120,000	Banco de Credito e Inversiones S.A.(a),(d)	H15T5Y + 3.767%	7.5000	12/15/73	125,304
92,000	Banco Mercantil del Norte S.A.(a),(d)	H15T10Y + 5.034%	6.6250	01/24/70	87,363
93,000	Banco Mercantil del Norte S.A.(a),(d)	H15T5Y + 4.643%	5.8750	11/24/71	92,739
695,000	Bank of America Corporation(d)	SOFRRATE + 1.320%	2.6870	04/22/32	622,740
1,232,000	Bank of America Corporation(d)	SOFRRATE + 1.738%	5.5180	10/25/35	1,215,649
694,000	Barclays PLC(d)	H15T1Y + 3.500%	7.4370	11/02/33	764,108
154,000	BBVA Bancomer S.A.(a),(d)	H15T5Y + 2.650%	5.1250	01/18/33	149,971
440,000	BPCE S.A.(a),(d)	SOFRRATE + 2.590%	7.0030	10/19/34	469,293
209,000	BPCE S.A.(a),(d)	SOFRRATE + 2.610%	6.9150	01/14/46	208,618
335,000	Citigroup, Inc.(d)	SOFRRATE + 2.338%	6.2700	11/17/33	351,980
239,000	Citigroup, Inc.(d)	SOFRRATE + 2.661%	6.1740	05/25/34	244,939
583,000	Citigroup, Inc.(d)	SOFRRATE + 1.488%	5.1740	09/11/36	566,930
595,000	Deutsche Bank A.G.(d)	SOFRRATE + 1.410%	5.0600	04/14/32	587,281
475,000	Huntington Bancshares, Inc.(d)	SOFRINDX + 1.870%	5.7090	02/02/35	475,902
130,000	Huntington Bancshares, Inc.(d)	H15T5Y + 1.700%	6.1410	11/18/39	129,975
710,000	JPMorgan Chase & Company(c)		1.9530	02/04/32	620,075
420,000	JPMorgan Chase & Company(d)	SOFRRATE + 2.580%	5.7170	09/14/33	427,164
480,000	JPMorgan Chase & Company(d)	SOFRRATE + 1.810%	6.2540	10/23/34	503,066

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.4% (Continued)
	BANKING — 4.8% (Continued)
420,000	JPMorgan Chase & Company(d)	SOFRRATE + 1.635%	5.5760	07/23/36	$415,271
533,000	KeyCorporation(d)	SOFRRATE + 2.420%	6.4010	03/06/35	555,497
705,000	Mizuho Financial Group, Inc.		2.5640	09/13/31	616,618
685,000	National Australia Bank Ltd.(a),(d)	H15T1Y + 1.180%	5.6250	06/04/37	668,197
626,000	NatWest Group PLC(d)	H15T5Y + 2.200%	6.4750	06/01/34	644,288
395,000	PNC Financial Services Group, Inc. (The)(d)	SOFRRATE + 1.394%	5.5750	01/29/36	395,962
185,000	PNC Financial Services Group, Inc. (The)(d)	H15T5Y + 1.170%	5.4230	01/25/41	177,006
610,000	Societe Generale S.A.(a),(d)	H15T1Y + 2.100%	6.0660	01/19/35	617,642
449,000	Toronto-Dominion Bank (The)(d)	H15T5Y + 4.075%	8.1250	10/31/82	463,149
65,000	Truist Financial Corporation(d)	SOFRRATE + 1.852%	5.1220	01/26/34	63,879
515,000	Truist Financial Corporation(d)	SOFRRATE + 2.361%	5.8670	06/08/34	525,124
631,000	US Bancorp(d)	SOFRRATE + 1.411%	5.4240	02/12/36	628,739
292,000	Wells Fargo & Company(d)	SOFRRATE + 2.100%	4.8970	07/25/33	286,264
583,000	Wells Fargo & Company(d)	SOFRRATE + 2.060%	6.4910	10/23/34	617,960
1,010,000	Wells Fargo & Company(d)	H15T5Y + 2.340%	6.1250	06/15/74	1,008,838
					16,084,326
	BIOTECH & PHARMA — 0.8%
876,000	Amgen, Inc.		5.6500	03/02/53	813,579
240,000	Amneal Pharmaceuticals, LLC(a)		6.8750	08/01/32	246,898
783,000	EMD Finance, LLC(a)		5.0000	10/15/35	752,302
30,000	GENMAB A/S/GENMAB FINANCE, LLC(a)		6.2500	12/15/32	30,287
590,000	Royalty Pharma PLC		5.4000	09/02/34	585,590
483,000	Royalty Pharma PLC		3.3500	09/02/51	306,321
681	Viatris, Inc.(a)		2.3000	06/22/27	666
					2,735,643
	CABLE & SATELLITE — 0.3%
14,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		6.3750	09/01/29	13,920
180,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		4.7500	03/01/30	168,291
45,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		4.5000	08/15/30	41,095
725,000	Charter Communications Operating, LLC / Charter		6.4840	10/23/45	626,939

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.4% (Continued)
	CABLE & SATELLITE — 0.3% (Continued)
24,000	Directv Financing, LLC(a)		5.8750	08/15/27	$24,000
40,000	Directv Financing, LLC / Directv Financing(a)		9.2500	06/01/32	40,961
					915,206
	CHEMICALS — 0.3%
354,000	Bayport Polymers, LLC(a)		5.1400	04/14/32	345,889
340,000	INEOS Finance PLC(a)		7.5000	04/15/29	334,632
265,000	Solstice Advanced Materials, Inc.(a)		5.6250	09/30/33	259,284
130,000	Windsor Holdings III, LLC(a)		8.5000	06/15/30	135,413
					1,075,218
	COMMERCIAL SUPPORT SERVICES — 0.2%
616,000	Sodexo, Inc.(a)		5.8000	08/15/35	615,301

	CONSTRUCTION MATERIALS — 0.4%
750,000	Eagle Materials, Inc.		5.0000	03/15/36	706,255
709,000	JH North America Holdings, Inc.(a)		6.1250	07/31/32	711,517
55,000	Quikrete Holdings, Inc.(a)		6.3750	03/01/32	55,715
					1,473,487
	CONTAINERS & PACKAGING — 0.4%
769,000	Berry Global, Inc.		5.6500	01/15/34	773,596
775,000	Smurfit Kappa Treasury ULC(e)		5.7770	04/03/54	734,118
					1,507,714
	ELECTRIC UTILITIES — 2.3%
195,000	AES Corporation (The)(d),(e)	H15T5Y + 3.201%	7.6000	01/15/55	198,414
750,000	Black Hills Corporation		6.1500	05/15/34	774,711
631,000	Capital Power US Holdings, Inc.(a)		6.1890	06/01/35	637,433
685,000	Chpe, LLC(a)		5.3500	06/30/36	665,873
577,000	CMS Energy Corporation(d)	H15T5Y + 4.116%	4.7500	06/01/50	561,597
650,000	Constellation Energy Generation, LLC		5.8750	01/15/66	598,952
205,000	Dominion Energy, Inc.(d)	H15T5Y + 2.511%	7.0000	06/01/54	213,986
295,000	Dominion Energy, Inc.(d)	H15T5Y + 2.006%	6.2000	02/15/56	290,521
591,000	Electricite de France S.A.(a)		6.9000	05/23/53	611,172
235,000	Enel Finance International N.V.(a)		7.5000	10/14/32	260,586
195,000	Enel Finance International N.V.(a)		5.5000	06/26/34	193,934
444,000	Entergy Corporation(d)	H15T5Y + 2.670%	7.1250	12/01/54	455,489

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.4% (Continued)
	ELECTRIC UTILITIES — 2.3% (Continued)
271,000	Entergy Texas, Inc.		5.8000	09/01/53	$255,889
428,000	NextEra Energy Capital Holdings, Inc.(d)	H15T5Y + 1.979%	6.5000	08/15/55	430,799
586,000	NRG Energy, Inc.(a)		7.0000	03/15/33	623,844
419,000	Puget Energy, Inc.		2.3790	06/15/28	401,196
245,000	Vistra Corporation(a),(d)	H15T5Y + 6.930%	8.0000	04/15/70	246,260
292,000	Vistra Operations Company, LLC(a)		5.7000	12/30/34	288,330
					7,708,986
	ELECTRICAL EQUIPMENT — 0.1%
180,000	Hubbell, Inc.		5.1500	06/15/36	174,605
185,000	WESCO Distribution, Inc.(a)		5.5000	04/15/34	180,085
					354,690
	ENGINEERING & CONSTRUCTION — 0.1%
140,000	Global Infrastructure Solutions, Inc.(a)		7.5000	04/15/32	146,398
5,000	Granite Construction, Inc.(a)		6.3750	06/15/34	5,014
398,000	Sempra Infrastructure Partners, L.P.(a)		3.2500	01/15/32	350,593
					502,005
	ENTERTAINMENT CONTENT — 0.1%
60,000	OAK-Eagle Acquireco, Inc.(a)		7.2500	07/01/33	62,214
435,000	Univision Communications, Inc.(a)		8.8750	04/15/33	421,667
					483,881
	FOOD — 0.3%
766,000	Pilgrim’s Pride Corporation		6.2500	07/01/33	787,645
190,000	Post Holdings, Inc.(a)		6.3750	03/01/33	187,246
					974,891
	GAS & WATER UTILITIES — 0.3%
271,000	Brooklyn Union Gas Company (The)(a)		4.8660	08/05/32	263,504
445,000	Ferrellgas Escrow, LLC / FG Operating Finance Corporation Escrow Corporation(a)		5.8750	04/01/29	434,428
381,000	KeySpan Gas East Corporation(a)		5.9940	03/06/33	391,619
					1,089,551
	HEALTH CARE FACILITIES & SERVICES — 1.4%
15,000	Acadia Healthcare Company, Inc.(a)		5.5000	07/01/28	14,915
485,000	Centene Corporation		3.3750	02/15/30	448,471
736,000	CVS Health Corporation		5.0500	03/25/48	620,330

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.4% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 1.4% (Continued)
306,000	CVS Health Corporation(d)	H15T5Y + 2.516%	6.7500	12/10/54	$315,412
193,000	HCA, Inc.		5.5000	06/01/33	193,562
171,000	HCA, Inc.		5.2500	06/15/49	145,928
340,000	HCA, Inc.		6.0000	04/01/54	318,117
840,000	Icon Investments Six DAC(e)		6.0000	05/08/34	848,734
527,000	IQVIA, Inc.		6.2500	02/01/29	541,667
300,000	IQVIA, Inc.(a)		6.2500	06/01/32	304,235
195,000	Tenet Healthcare Corporation(a)		5.5000	11/15/32	192,015
372,000	Universal Health Services, Inc.		2.6500	01/15/32	321,854
422,000	Universal Health Services, Inc.		5.0500	10/15/34	397,108
					4,662,348
	HOME & OFFICE PRODUCTS — 0.1%
225,000	Newell Brands, Inc.		6.3750	09/15/27	226,294

	HOME CONSTRUCTION — 0.5%
265,000	Ashton Woods USA, LLC / Ashton Woods Finance Company(a)		4.6250	04/01/30	251,805
335,000	Forestar Group, Inc.(a)		6.5000	03/15/33	335,776
434,000	Meritage Homes Corporation(a)		3.8750	04/15/29	419,915
830,000	PulteGroup, Inc.		4.9000	03/01/36	792,116
20,000	Taylor Morrison Communities, Inc.(a)		5.7500	11/15/32	20,500
					1,820,112
	INDUSTRIAL SUPPORT SERVICES — 0.3%
515,000	Ashtead Capital, Inc.(a)		5.9500	10/15/33	523,327
110,000	Ashtead Capital, Inc.(a)		5.8000	04/15/34	110,319
215,000	Herc Holdings, Inc.(a)		7.0000	06/15/30	221,895
25,000	Herc Holdings, Inc.(a)		5.7500	03/15/31	24,753
100,000	Herc Holdings, Inc.(a)		7.2500	06/15/33	103,239
					983,533
	INSTITUTIONAL FINANCIAL SERVICES — 1.7%
486,000	Bank of New York Mellon Corporation (The)(d)	SOFRINDX + 2.074%	5.8340	10/25/33	503,628
203,000	Goldman Sachs Group, Inc. (The)(d)	SOFRRATE + 1.550%	5.3300	07/23/35	199,195
324,000	Goldman Sachs Group, Inc. (The)		6.4500	05/01/36	336,990

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.4% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 1.7% (Continued)
305,000	Goldman Sachs Group, Inc. (The)(d)	SOFRRATE + 1.330%	4.9390	10/21/36	$287,913
355,000	Goldman Sachs Group, Inc. (The)(d),(e)	SOFRRATE + 1.190%	5.0650	01/21/37	337,506
845,000	Lseg US Fin Corporation(a)		5.2500	03/23/36	821,685
614,000	Morgan Stanley(d)	SOFRRATE + 1.870%	5.2500	04/21/34	607,177
777,000	Morgan Stanley(d)	SOFRRATE + 1.880%	5.4240	07/21/34	774,238
287,000	Morgan Stanley(d)	H15T5Y + 2.430%	5.9480	01/19/38	290,616
541,000	Northern Trust Corporation(c)		3.3750	05/08/32	534,191
290,000	Northern Trust Corporation(d)	H15T5Y + 1.050%	5.1170	11/19/40	277,144
565,000	State Street Corporation(d)	SOFRRATE + 1.958%	6.1230	11/21/34	587,423
337,000	State Street Corporation(d)	H15T5Y + 2.613%	6.7000	03/15/74	344,747
					5,902,453
	INSURANCE — 1.7%
209,000	Allianz S.E.(a),(d)	H15T5Y + 3.232%	6.3500	09/06/53	215,633
271,000	Allianz S.E.(a),(d)	H15T5Y + 2.771%	5.6000	09/03/54	268,307
105,000	American National Group, Inc.(d)	H15T5Y + 3.183%	7.0000	12/01/55	101,035
425,000	Ascot Group Ltd.(a)		4.2500	12/15/30	394,628
300,000	Corebridge Financial, Inc.(d)	H15T5Y + 3.846%	6.8750	12/15/52	303,676
537,000	Corebridge Financial, Inc.(d)	H15T5Y + 2.646%	6.3750	09/15/54	528,889
522,000	F&G Annuities & Life, Inc.		6.5000	06/04/29	532,273
198,000	Global Atlantic Fin Company(a),(e)		7.9500	06/15/33	213,466
320,000	Global Atlantic Fin Company(a)		6.7500	03/15/54	295,121
105,000	Global Atlantic Fin Company(a),(d)	H15T5Y + 3.608%	7.9500	10/15/54	105,165
515,000	Liberty Mutual Group, Inc.(a),(d)	H15T5Y + 3.315%	4.1250	12/15/51	511,567
350,000	Nippon Life Insurance Company(a),(d)	H15T5Y + 2.954%	6.2500	09/13/53	358,386
246,000	Nippon Life Insurance Company(a),(d)	H15T5Y + 3.189%	6.5000	04/30/55	253,459
605,000	Omnis Funding Trust(a)		6.7220	05/15/55	604,680
104,000	Prudential Financial, Inc.(d)	H15T5Y + 3.162%	5.1250	03/01/52	101,109
210,000	Prudential Financial, Inc.(d)	H15T5Y + 2.848%	6.7500	03/01/53	217,591
330,000	Prudential Financial, Inc.(d)	H15T5Y + 2.404%	6.5000	03/15/54	337,768
594,000	Sumitomo Life Insurance Company(a),(d)	H15T5Y + 2.651%	5.8750	09/10/55	586,051
					5,928,804

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.4% (Continued)
	INTERNET MEDIA & SERVICES — 0.2%
605,000	Meta Platforms, Inc.		5.7500	11/15/65	$499,065
165,000	Snap, Inc.(a)		6.8750	03/15/34	160,016
					659,081
	LEISURE FACILITIES & SERVICES — 0.3%
720,000	Flutter Treasury DAC(a)		5.8750	06/04/31	709,601
280,000	Hilton Domestic Operating Company, Inc.(a)		5.7500	09/15/33	277,735
75,000	Rivers Enterprise Lender, LLC / Rivers Enterprise Lender Corporation(a)		6.2500	10/15/30	75,361
					1,062,697
	MACHINERY — 0.5%
5,000	CompoSecure Holdings, LLC(a)		5.6250	02/01/33	4,809
50,000	Esab Corporation(a)		5.6250	04/01/31	49,538
665,000	Flowserve Corporation		3.5000	10/01/30	622,235
455,000	Stanley Black & Decker, Inc.(d)	H15T5Y + 2.657%	6.7070	03/15/60	452,128
699,000	Veralto Corporation		5.4500	09/18/33	703,489
					1,832,199
	MEDICAL EQUIPMENT & DEVICES — 1.4%
915,000	180 Medical, Inc.(a)		5.3000	10/08/35	877,158
257,000	Abbott Laboratories		5.5000	03/15/56	238,969
155,000	Augusta SpinCompany Corporation		5.2450	03/23/36	151,855
1,405,000	Baxter International, Inc.(e)		3.1320	12/01/51	801,796
737,000	DENTSPLY SIRONA, Inc.(e)		3.2500	06/01/30	680,947
505,000	Medline Borrower, L.P.(a)		3.8750	04/01/29	488,737
340,000	Medline Borrower, L.P./Medline Co-Issuer, Inc.(a)		5.0000	06/15/31	335,289
776,000	Smith & Nephew PLC		5.4000	03/20/34	767,228
675,000	VSP Optical Group, Inc.(a)		5.6500	06/01/36	668,330
					5,010,309
	METALS & MINING — 0.3%
336,000	Corp Nacional del Cobre de Chile(a)		5.9500	01/08/34	339,298
306,000	Glencore Funding, LLC(a)		2.8500	04/27/31	277,099
250,000	Glencore Funding, LLC(a)		5.6340	04/04/34	251,150
					867,547
	OIL & GAS PRODUCERS — 3.9%
660,000	APA Corporation		6.7500	02/15/55	658,722
275,000	Ascent Resources Utica Holdings, LLC / ARU Finance Corporation(a)		6.6250	07/15/33	276,359

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.4% (Continued)
	OIL & GAS PRODUCERS — 3.9% (Continued)
625,000	BP Capital Markets plc(d)	H15T5Y + 4.398%	4.8750	12/22/00	$610,994
552,000	Columbia Pipelines Operating Company, LLC(a)		5.4390	02/15/35	548,211
185,000	DBR Land Holdings, LLC(a)		6.2500	12/01/30	186,713
583,000	Diamondback Energy, Inc.		5.9000	04/18/64	540,789
738,000	DT Midstream, Inc.(a)		4.3750	06/15/31	706,364
330,000	Enbridge, Inc.(d)	H15T10Y + 4.431%	8.5000	01/15/84	373,068
315,000	Energy Transfer, L.P.(d)	H15T5Y + 5.306%	7.1250	05/15/69	323,016
175,000	Energy Transfer, L.P.(d)	H15T5Y + 5.694%	6.5000	11/15/69	175,049
680,000	Eni SpA(a)		6.0000	05/18/56	640,708
145,000	EOG Resources, Inc.		5.3500	01/15/36	143,582
370,000	EOG Resources, Inc.		5.6500	12/01/54	344,800
654,000	Flex Intermediate Holdco, LLC(a)		3.3630	06/30/31	599,033
305,000	Genesis Energy, L.P. / Genesis Energy Finance Corporation		8.8750	04/15/30	318,554
669,000	Harbour Energy plc(a)		6.3270	04/01/35	672,804
660,000	HF Sinclair Corporation		6.2500	01/15/35	675,900
87,000	KazMunayGas National Company JSC(a)		5.7500	04/19/47	78,563
85,000	Kinder Morgan Energy Partners, L.P.		6.9500	01/15/38	92,666
444,000	Kinder Morgan, Inc.		5.8500	06/01/35	453,662
50,000	NGL Energy Partners, L.P.(a)		8.1250	02/15/29	51,376
80,000	NGL Energy Partners, L.P.(a)		8.3750	02/15/32	83,212
271,000	Occidental Petroleum Corporation		6.2000	03/15/40	273,338
400,000	Occidental Petroleum Corporation(e)		6.0500	10/01/54	385,662
275,000	Pertamina Persero PT(a)		6.4500	05/30/44	269,290
207,000	Petroleos Mexicanos		6.3500	02/12/48	163,581
184,000	Petroleos Mexicanos		7.6900	01/23/50	164,348
70,000	Petroleos Mexicanos		6.9500	01/28/60	56,514
241,000	Petronas Capital Ltd.(a)		5.8480	04/03/55	236,673
235,000	Reliance Industries Ltd.(a)		2.8750	01/12/32	209,262
690,000	Rio Grande LNG, LLC(a)		6.1500	06/30/41	665,942
536,000	Saudi Arabian Oil Company(a)		5.2500	07/17/34	527,859
110,000	South Bow Canadian Infrastructure Holdings Ltd.(d)	H15T5Y + 3.667%	7.5000	03/01/55	116,153
95,000	South Bow USA Infrastructure Holdings, LLC		5.5840	10/01/34	93,164
70,000	South Bow USA Infrastructure Holdings, LLC		6.1760	10/01/54	64,207
25,000	Sunoco, L.P.(a)		5.3750	07/15/31	24,536

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.4% (Continued)
	OIL & GAS PRODUCERS — 3.9% (Continued)
45,000	Sunoco, L.P.(a)		5.6250	07/15/34	$43,532
55,000	TransCanada PipeLines Ltd.(d)	H15T5Y + 2.117%	6.3750	10/17/56	55,190
787,000	Western Midstream Operating, L.P.		5.2500	02/01/50	654,634
521,000	Williams Companies, Inc. (The)		5.1500	03/15/34	510,311
					13,068,341
	OIL & GAS SERVICES & EQUIPMENT — 0.2%
675,000	Baker Hughes Holdings, LLC / Baker Hughes		5.8500	06/15/56	636,049
180,000	Kodiak Gas Services, LLC(a)		6.7500	10/01/35	181,470
					817,519
	PUBLISHING & BROADCASTING — 0.2%
240,000	Gray Media, Inc.(a)		7.2500	08/15/33	237,614
305,000	Sinclair Television Group, Inc.(a)		8.1250	02/15/33	313,151
					550,765
	REAL ESTATE INVESTMENT TRUSTS — 0.2%
160,000	Essential Properties, L.P.		5.3750	07/15/36	154,702
310,000	Iron Mountain, Inc.(a)		6.2500	01/15/33	311,578
260,000	Millrose Properties, Inc.(a)		6.2500	09/15/32	259,899
					726,179
	RETAIL - CONSUMER STAPLES — 0.3%
50,000	Albertsons Companies, Inc.(a)		5.7500	03/31/34	46,551
340,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, L.P.(a)		4.8750	02/15/30	324,820
775,000	Alimentation Couche-Tard, Inc.(a)		5.0770	09/29/35	748,188
					1,119,559
	RETAIL - DISCRETIONARY — 0.3%
175,000	BlueLinx Holdings, Inc.(a)		6.0000	11/15/29	172,390
240,000	Builders FirstSource, Inc.(a)		6.3750	03/01/34	235,857
1,045,000	Dick’s Sporting Goods, Inc.		4.1000	01/15/52	720,612
					1,128,859
	SEMICONDUCTORS — 0.5%
209,000	Broadcom, Inc.		5.1500	11/15/31	208,156
575,000	Broadcom, Inc.		3.1370	11/15/35	466,548
579,000	Foundry JV Holdco, LLC(a)		5.8750	01/25/34	572,736
527,000	Marvell Technology, Inc.		5.3000	04/15/36	507,025
					1,754,465

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.4% (Continued)
	SOFTWARE — 0.5%
400,000	Cloud Software Group, Inc.(a)		9.0000	09/30/29	$392,215
105,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl(a)		8.7500	05/01/29	97,555
270,000	Oracle Corporation		6.2500	11/09/32	267,592
420,000	Oracle Corporation		6.9000	11/09/52	377,764
75,000	Oracle Corporation		3.8500	04/01/60	42,046
724,000	Roper Technologies, Inc.		5.1000	09/15/35	689,309
					1,866,481
	SPECIALTY FINANCE — 1.8%
244,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust		3.3000	01/30/32	220,491
156,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust(d)	H15T5Y + 2.720%	6.9500	03/10/55	159,631
224,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust(d)	H15T5Y + 2.441%	6.5000	01/31/56	225,508
710,000	Ally Financial, Inc.		8.0000	11/01/31	782,657
962,000	American Express Company(d)	SOFRRATE + 1.930%	5.6250	07/28/34	965,971
810,000	Atlas Warehouse Lending Company, L.P.(a)		5.2500	01/15/33	782,671
653,000	Aviation Capital Group, LLC(a)		6.3750	07/15/30	678,279
275,000	Aviation Capital Group, LLC(a)		4.8750	01/28/33	263,678
304,000	Avilease Capital Ltd.(a)		4.7500	11/12/30	293,676
475,000	Avilease Capital Ltd.(a)		5.5000	06/30/31	472,291
217,000	Capital One Financial Corporation(c)		2.3590	07/29/32	186,335
490,000	Capital One Financial Corporation(d)	SOFRRATE + 2.860%	6.3770	06/08/34	509,630
65,000	OneMain Finance Corporation		6.1250	05/15/30	64,631
235,000	OneMain Finance Corporation		6.5000	03/15/33	229,583
255,000	Rocket Companies, Inc.(a)		6.3750	08/01/33	256,900
					6,091,932
	STEEL — 0.0%(f)
15,000	Carpenter Technology Corporation(a)		5.6250	03/01/34	14,804

	TECHNOLOGY HARDWARE — 0.2%
785,000	Flex Ltd.		5.3750	11/13/35	749,516

	TECHNOLOGY SERVICES — 1.1%
165,000	Block, Inc.		6.5000	05/15/32	166,778
90,000	Block, Inc.(a)		6.0000	08/15/33	89,348

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.4% (Continued)
	TECHNOLOGY SERVICES — 1.1% (Continued)
209,000	Booz Allen Hamilton, Inc.		5.9500	08/04/33	$207,626
370,000	Broadridge Financial Solutions, Inc.		5.7500	05/15/36	363,934
866,000	CoStar Group, Inc.(a)		2.8000	07/15/30	774,682
800,000	Gartner, Inc.(a)		3.7500	10/01/30	727,545
615,000	Global Payments, Inc.		5.5500	11/15/35	584,509
510,000	Neptune Bidco US, Inc.(a)		9.2900	04/15/29	520,649
					3,435,071
	TELECOMMUNICATIONS — 0.9%
285,000	Cipher Compute, LLC(a)		7.1250	11/15/30	291,040
395,000	HUT 8 DC, LLC(a)		6.1920	11/15/42	383,359
115,000	Meridian Arc Holdco, LLC(a)		6.2500	04/30/31	110,651
200,000	PR RNO Property Owner 1, LLC(a)		6.5000	05/01/31	188,287
670,000	QTS Fayetteville I Dc1-2, LLC / QTS TRS(a)		5.7000	04/15/36	612,382
214,000	Sopaipilla Investor, LLC(a)		7.5340	11/30/48	220,939
488,000	Sprint Capital Corporation		8.7500	03/15/32	567,184
270,000	SV RNO Property Owner 1, LLC(a)		5.8750	03/01/31	250,726
690,000	Verizon Communications, Inc.(d)	H15T5Y + 2.042%	6.2000	05/14/56	674,986
					3,299,554
	TOBACCO & CANNABIS — 0.3%
309,000	BAT Capital Corporation		7.7500	10/19/32	348,087
695,000	Imperial Brands Finance PLC(a)		5.8750	07/01/34	704,393
					1,052,480
	TRANSPORTATION & LOGISTICS — 0.9%
529,613	Alaska Airlines Class A Pass Through Trust Series 2021-1(a)		4.8000	08/15/27	529,894
551,096	British Airways Class A Pass Through Trust Series 2021-1(a)		2.9000	03/15/35	500,069
284,942	Delta Air Lines Class AA Pass Through Trust Series 2015-1		3.6250	07/30/27	281,444
820,000	Fedex Freight Holding Company, Inc.(a)		5.2500	03/15/36	780,938
496,551	United Airlines Class A Pass Through Trust Series 2023-1		5.8000	07/15/36	506,730
145,661	United Airlines Class AA Pass Through Trust Series 2024-1		5.4500	02/15/37	146,085
260,000	United Airlines Holdings, Inc.		4.8750	03/01/29	256,694
25,000	United Airlines Holdings, Inc.		5.3750	03/01/31	24,704
					3,026,558
	TOTAL CORPORATE BONDS (Cost $115,677,927)				113,940,747

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	SOVEREIGN — 3.7%
126,000	Angolan Government International Bond(a)	9.2440	01/15/31	$132,014
73,000	Bahrain Government International Bond(a)	5.6250	05/18/34	64,053
307,000	Bahrain Government International Bond(a)	7.1000	02/03/38	285,218
341,000	Brazilian Government International Bond	6.0000	10/20/33	338,784
67,000	Brazilian Government International Bond	6.6250	03/15/35	67,620
86,000	Chile Government International Bond	3.1000	05/07/41	63,017
81,000	Chile Government International Bond	3.2500	09/21/71	47,669
96,000	Colombia Government International Bond	7.5000	02/02/34	100,896
112,000	Colombia Government International Bond	7.7500	11/07/36	119,952
195,000	Colombia Government International Bond	5.6250	02/26/44	161,606
79,000	Colombia Government International Bond	8.7500	11/14/53	90,198
34,000	Costa Rica Government International Bond(a)	6.5500	04/03/34	35,670
30,000	Costa Rica Government International Bond(a)	7.3000	11/13/54	32,554
150,000	Dominican Republic International Bond(a)	5.5000	02/22/29	149,175
311,000	Dominican Republic International Bond(a)	4.8750	09/23/32	291,252
67,000	Dominican Republic International Bond	6.9500	03/15/37	68,843
59,000	El Salvador Government International Bond(a)	8.6250	02/28/29	62,064
141,000	El Salvador Government International Bond	7.6500	06/15/35	145,935
191,000	Ghana Government International Bond(b)	5.0000	07/03/35	174,895
71,000	Guatemala Government Bond(a)	6.6000	06/13/36	73,840

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 3.7% (Continued)
	SOVEREIGN — 3.7% (Continued)
180,000,000 HUF	Hungary Government Bond	7.0000	10/24/35	$626,914
150,000	Hungary Government International Bond(a)	6.2500	09/22/32	156,445
232,000	Hungary Government International Bond(a)	5.5000	03/26/36	227,738
200,000	Indonesia Government International Bond	4.5500	01/11/28	200,420
156,000	Indonesia Government International Bond	4.7500	09/10/34	147,819
304,000	Indonesia Government International Bond(e)	5.1000	02/10/54	261,715
61,000	Ivory Coast Government International Bond(a)	8.0750	04/01/36	65,104
97,000	Ivory Coast Government International Bond(a)	8.2500	01/30/37	104,356
272,000	Kazakhstan Government International Bond(a)	5.5000	07/01/37	270,078
2,900,000 MYR	Malaysia Government Bond	2.6320	04/15/31	683,070
11,780,000 MXN	Mexican Bonos	8.5000	05/31/29	689,486
145,000	Mexico Government International Bond	5.3750	03/22/33	140,045
175,000	Mexico Government International Bond	6.0000	05/07/36	170,441
200,000	Mexico Government International Bond	6.6250	01/29/38	199,200
157,000	Morocco Government International Bond(a)	3.0000	12/15/32	135,003
142,000	Nigeria Government International Bond(a)	10.3750	12/09/34	169,486
154,000	Nigeria Government International Bond(a)	8.6310	01/13/36	167,397
427,000	Oman Government International Bond(a)	6.2500	01/25/31	443,411
62,000	Panama Government International Bond	5.6620	02/23/38	60,171
162,000	Panama Government International Bond	8.0000	03/01/38	185,263
2,340,000 PEN	Peru Government Bond	5.4000	08/12/34	670,795
122,000	Peruvian Government International Bond	2.7830	01/23/31	111,722
108,000	Peruvian Government International Bond	5.3750	02/08/35	106,596
346,000	Philippine Government International Bond	4.7500	03/05/35	327,923
145,000	Republic of Kenya Government International Bond(a)	7.8750	10/09/33	142,139
97,000	Republic of Kenya Government International Bond(a)	9.5000	03/05/36	100,082
210,000	Republic of Poland Government International Bond	4.8750	10/04/33	205,547
82,000	Republic of Poland Government International Bond	5.1250	09/18/34	80,839
129,000	Republic of Poland Government International Bond	5.3750	02/12/35	128,823
11,000,000 ZAR	Republic of South Africa Government Bond	8.7500	02/28/48	632,293
165,000	Republic of South Africa Government International(a)	6.1250	12/11/37	158,082
200,000	Republic of South Africa Government International Bond	5.8750	06/22/30	203,361
135,000	Republic of South Africa Government International Bond	5.6500	09/27/47	109,966
116,000	Republic of Uzbekistan International Bond(a)	6.9000	02/28/32	122,464
206,000	Romanian Government International Bond(a)	5.8750	01/30/29	207,656

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 3.7% (Continued)
	SOVEREIGN — 3.7% (Continued)
106,000	Romanian Government International Bond(a)		7.1250	01/17/33	$111,218
66,000	Romanian Government International Bond(a)		6.3750	01/30/34	66,024
46,000	Romanian Government International Bond(a)		6.6250	05/16/36	46,307
154,000	Saudi Government International Bond(a)		4.8750	07/18/33	150,352
128,000	Saudi Government International Bond(a)		5.6250	01/13/35	129,853
95,000	Saudi Government International Bond(a)		4.5000	10/26/46	74,991
240,000	Saudi Government International Bond(a)		3.7500	01/21/55	157,364
149,000	Serbia International Bond(a)		6.5000	09/26/33	154,329
143,000	Turkiye Government International Bond		7.2500	05/29/32	144,158
96,000	Turkiye Government International Bond		6.3000	03/14/33	92,146
388,000	Turkiye Government International Bond		7.6250	05/15/34	398,303
70,000	Turkiye Government International Bond		6.6250	02/17/45	61,551
322,000	Uruguay Government International Bond		5.1000	06/18/50	285,373
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $12,844,907)				12,789,074

		Spread
	TERM LOANS — 4.3%
	ADVERTISING & MARKETING — 0.0%(f)
94,050	Endeavor Operating Company, LLC(d)	TSFR1M + 3.000%	6.4220	01/28/32	94,461

	AEROSPACE & DEFENSE — 0.1%
148,447	Dynasty Acquisition Company, Inc.(d)	TSFR1M + 2.250%	6.3270	10/27/31	149,008
56,465	Dynasty Acquisition Company, Inc.(d)	TSFR1M + 2.250%	6.3270	10/27/31	56,678
79,400	TransDigm, Inc.(d)	TSFR3M + 2.250%	5.9230	03/22/30	79,502
190,262	TransDigm, Inc.(d)	TSFR3M + 2.500%	6.1200	02/28/31	190,725
					475,913
	APPAREL & TEXTILE PRODUCTS — 0.0%(f)
69,650	Beach Acquisition Bidco, LLC(d)	TSFR1M + 3.250%	7.3080	06/28/32	70,062

	AUTOMOTIVE — 0.1%
138,250	American Axle & Manufacturing, Inc.(d)	TSFR1M + 3.250%	7.4050	09/20/32	138,768
203,975	Clarios Global, L.P.(d)	TSFR1M + 2.500%	6.0980	01/28/32	204,677
					343,445

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 4.3% (Continued)
	BEVERAGES — 0.2%
140,000	Pegasus Bidco BV(d)	TSFR3M + 2.500%	6.1430	07/12/32	$140,420
254,363	Primo Brands Corporation(d)	TSFR1M + 2.750%	6.4820	03/19/31	255,697
124,375	Sazerac Company, Inc.(d)	TSFR1M + 2.000%	5.6680	07/09/32	124,404
					520,521
	BIOTECH & PHARMA — 0.2%
218,500	Genmab A/S(d)	TSFR1M + 2.000%	5.7320	12/13/32	218,586
279,300	Grifols International Services USA, Inc.(d)	TSFR1M + 2.500%	6.1790	04/01/33	280,188
					498,774
	CABLE & SATELLITE — 0.2%
191,791	Charter Communications Operating, LLC(d)	TSFR1M + 2.250%	6.5480	11/22/31	184,946
170,283	Cogeco Communications USA II, L.P.(d)	TSFR1M + 3.250%	6.9230	09/18/30	136,482
200,149	Directv Financing, LLC(d)	TSFR3M + 4.500%	8.2530	08/02/29	201,623
					523,051
	CHEMICALS — 0.0%(f)
106,067	INEOS US Finance, LLC(d)	TSFR1M + 3.250%	7.5770	02/19/30	100,797

	COMMERCIAL SUPPORT SERVICES — 0.2%
169,150	AlixPartners LLP(d)	TSFR1M + 2.000%	5.6440	07/30/32	168,780
215,000	Brightview Landscapes, LLC(d)	TSFR1M + 2.000%	5.6520	06/11/33	215,358
29,925	Cimpress USA, Inc.(d)	TSFR1M + 2.500%	6.1320	05/19/33	30,037
149,938	Prime Security Services Borrower, LLC(d)	TSFR1M + 2.000%	5.6880	10/15/30	149,765
					563,940
	CONSTRUCTION MATERIALS — 0.1%
126,764	Quikrete Holdings, Inc.(d)	TSFR1M + 2.250%	5.9220	04/14/31	126,972

	E-COMMERCE DISCRETIONARY — 0.0%(f)
35,000	Chewy, Inc.(d)	TSFR1M + 1.750%	5.4460	06/16/33	34,978

	ELECTRIC UTILITIES — 0.3%
450,000	Alpha Generation, LLC(d)	TSFR1M + 1.750%	5.3940	05/29/33	447,243
182,796	Astoria Energy, LLC(d)	TSFR1M + 2.250%	6.4250	06/23/32	183,266
182,038	Hunterstown Generation, LLC(d)	TSFR3M + 2.750%	6.3990	11/06/31	182,095

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 4.3% (Continued)
	ELECTRIC UTILITIES — 0.3% (Continued)
25,000	Pathfinder Power, LLC(d)	TSFR1M + 2.000%	5.6250	06/22/33	$24,981
89,550	Talen Energy Supply, LLC(d)	TSFR1M + 2.000%	5.6540	10/09/32	88,718
					926,303
	ELECTRICAL EQUIPMENT — 0.2%
55,000	Belden, Inc.(d)	TSFR1M + 2.000%	5.8710	06/11/33	55,344
50,000	ESCO Technologies, Inc.(d)	TSFR1M + 2.250%	5.3710	06/10/33	50,000
201,165	Gates Corporation(d)	TSFR1M + 1.750%	6.0770	06/04/31	201,176
173,257	MX Holdings US, Inc.(d)	TSFR1M + 2.250%	6.5770	02/19/32	174,231
197,853	Wec US Holdings, Inc.(d)	TSFR1M + 2.250%	6.5740	01/27/31	197,848
					678,599
	ENGINEERING & CONSTRUCTION — 0.2%
236,558	Construction Partners, Inc.(d)	TSFR1M + 2.000%	5.6370	11/03/31	236,854
118,200	Frontdoor, Inc.(d)	TSFR1M + 2.250%	6.5770	12/16/31	118,693
212,850	Red SPV, LLC(d)	TSFR1M + 2.250%	6.5620	03/08/32	213,382
					568,929
	ENTERTAINMENT CONTENT — 0.2%
88,269	Discovery Global Holdings, Inc.(d)	TSFR1M + 2.500%	6.1130	06/30/33	88,444
290,000	OAK-Eagle Acquireco, Inc.(d)	TSFR1M + 3.500%	7.1720	03/24/33	292,121
225,400	Univision Communications, Inc.(d)	TSFR1M + 3.500%	7.2350	01/31/29	224,132
					604,697
	FOOD — 0.1%
26,053	Del Monte Foods Corporation II, Inc.		–	06/01/27	3,908
120,326	Del Monte Foods Corporation II, Inc.(d)	TSFR3M + 3.400%	8.3470	08/02/28	2,557
52,259	Del Monte Foods Corporation II, Inc.(d)	TSFR3M + 4.400%	8.5740	08/02/28	2,090
23,641	Del Monte Foods Corporation II, Inc.(d)	TSFR3M + 8.150%	12.4740	08/02/28	11,939
380,683	Froneri US, Inc.(d)	TSFR1M + 2.000%	5.8770	09/18/31	379,047
					399,541
	HEALTH CARE FACILITIES & SERVICES — 0.1%
114,710	DaVita, Inc.(d)	TSFR1M + 1.750%	5.4750	05/09/31	114,827
60,000	McKesson Medical-Surgical Top Holdings, Inc.(d)	TSFR1M + 2.250%	5.9820	06/03/32	60,131
133,165	Phoenix Guarantor, Inc.(d)	TSFR1M + 2.000%	5.6250	02/21/31	133,373
182,225	Select Medical Corporation(d)	TSFR1M + 2.000%	6.3270	11/19/31	182,302
					490,633

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 4.3% (Continued)
	HOUSEHOLD PRODUCTS — 0.0%(f)
88,535	Energizer Holdings, Inc.(d)	TSFR1M + 2.000%	6.3270	03/13/32	$88,646

	INDUSTRIAL SUPPORT SERVICES — 0.1%
30,000	ADI Global Distribution, Inc.(d)	TSFR1M + 2.750%	6.3640	06/16/33	30,075
168,725	Resideo Funding, Inc.(d)	TSFR1M + 2.000%	6.3580	08/09/32	169,112
					199,187
	INSTITUTIONAL FINANCIAL SERVICES — 0.2%
496,240	Citadel Securities Global Holdings, LLC(d)	TSFR1M + 2.000%	5.6200	06/30/33	496,224
209,474	Hudson River Trading, LLC(d)	TSFR1M + 2.500%	6.1740	03/18/30	209,348
					705,572
	INSURANCE — 0.1%
250,000	TIH Insurance Holdings, LLC(d)	TSFR3M + 2.750%	6.4820	05/06/31	246,563

	LEISURE FACILITIES & SERVICES — 0.6%
205,000	Delta 2 Lux Sarl(d)	TSFR1M + 2.000%	6.2990	09/10/31	205,341
109,175	Entain Holdings Gibraltar Ltd.(d)	TSFR3M + 2.250%	6.5690	07/30/32	109,311
190,125	Flutter Entertainment PLC(d)	TSFR1M + 1.750%	6.0490	11/29/30	188,747
123,527	Flutter Financing BV(d)	TSFR1M + 2.000%	6.3530	06/04/32	123,156
300,887	Life Time, Inc.(d)	TSFR1M + 2.000%	6.3600	11/05/31	301,865
169,575	Light & Wonder International, Inc.(d)	TSFR1M + 2.000%	5.6670	04/16/29	169,999
223,875	Live Nation Entertainment, Inc.(d)	TSFR1M + 2.000%	5.7340	10/19/32	224,260
267,180	Playtika Holding Corporation(d)	TSFR1M + 2.865%	7.9430	03/05/28	262,299
351,437	TKO Worldwide Holdings, LLC(d)	TSFR1M + 1.750%	5.3750	11/21/31	351,238
					1,936,216
	MACHINERY — 0.0%(f)
70,000	CompoSecure Holdings, LLC(d)	TSFR1M + 2.250%	5.9380	01/10/33	69,885

	MEDICAL EQUIPMENT & DEVICES — 0.1%
215,000	Hopper Merger Sub, Inc.(d)	TSFR1M + 2.250%	5.9380	01/14/33	211,693
203,203	Medline Borrower, L.P.(d)	TSFR1M + 1.500%	5.1140	05/16/33	202,683
					414,376
	OIL & GAS PRODUCERS — 0.3%
278,600	Blackfin Pipeline, LLC(d)	TSFR1M + 3.000%	7.1660	09/29/32	279,413
230,000	CQP Holdco, L.P.(d)	TSFR3M + 1.750%	5.4000	12/15/32	229,097

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 4.3% (Continued)
	OIL & GAS PRODUCERS — 0.3% (Continued)
259,291	GIP Pilot Acquisition Partners, L.P.(d)	TSFR1M + 2.000%	5.6320	05/17/32	$259,615
73,503	WhiteWater DBR HoldCo, LLC(d)	TSFR1M + 2.250%	6.5490	03/03/31	73,741
280,000	WhiteWater Matterhorn Holdings, LLC(d)	TSFR3M + 1.750%	5.4020	06/16/32	278,151
					1,120,017
	PUBLISHING & BROADCASTING — 0.1%
381,150	Nexstar Media, Inc.(d)	TSFR1M + 2.500%	6.1730	06/24/32	380,199

	REAL ESTATE INVESTMENT TRUSTS — 0.0%(f)
170,307	Iron Mountain, Inc.(d)	TSFR1M + 2.100%	6.3270	01/31/31	170,221

	RETAIL - DISCRETIONARY — 0.1%
210,453	Belron Finance 2019, LLC(d)	TSFR3M + 2.000%	5.6600	10/16/31	210,564
89,433	Harbor Freight Tools USA, Inc.(d)	TSFR1M + 2.500%	6.5770	06/05/31	89,459
70,000	QXO Building Products, Inc.(d)	TSFR1M + 2.000%	5.6200	06/03/33	69,965
					369,988
	SOFTWARE — 0.2%
175,000	CoreWeave Financing DDTL V, LLC(d)	TSFR1M + 4.500%	8.1520	11/06/31	175,109
304,860	SS&C Technologies, Inc.(d)	TSFR1M + 2.000%	5.6200	05/09/31	304,898
127,854	UKG, Inc.(d)	TSFR3M + 2.250%	6.1520	02/10/31	122,924
					602,931
	TECHNOLOGY SERVICES — 0.1%
89,775	CACI International, Inc.(d)	TSFR1M + 1.750%	5.4170	02/26/33	89,757
203,768	North American Bancard, LLC(d)	TSFR3M + 2.500%	6.7990	11/24/28	191,202
159,600	Shift4 Payments, LLC(d)	TSFR1M + 2.000%	5.6870	07/06/32	159,501
					440,460
	TELECOMMUNICATIONS — 0.1%
272,120	Eagle Broadband Investments, LLC(d)	TSFR3M + 3.115%	7.5610	11/12/27	190,290
160,000	QTS Thunder Managing Issuer, LLC(d)	TSFR1M + 2.250%	5.9170	07/18/33	158,000
					348,290
	TRANSPORTATION & LOGISTICS — 0.1%
158,000	AAdvantage Loyalty IP Ltd.(d)	TSFR3M + 2.250%	5.9790	04/20/28	158,169
284,288	AS Mileage Plan IP Ltd.(d)	TSFR1M + 2.000%	5.7290	05/07/33	284,022
257,387	Rand Parent, LLC(d)	TSFR3M + 3.000%	6.7320	03/18/30	258,155

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 4.3% (Continued)
	TRANSPORTATION & LOGISTICS — 0.1% (Continued)
					$700,346
	TOTAL TERM LOANS (Cost $15,129,471)				14,814,513

	U.S. GOVERNMENT & AGENCIES — 31.1%
	AGENCY FIXED RATE — 14.6%
4,615	Fannie Mae Pool 735061		6.0000	11/01/34	4,713
6,540	Fannie Mae Pool 866009		6.0000	03/01/36	6,784
35,101	Fannie Mae Pool 938574		5.5000	09/01/36	35,435
18,867	Fannie Mae Pool 310041		6.5000	05/01/37	19,667
7,626	Fannie Mae Pool 962752		5.0000	04/01/38	7,574
10,998	Fannie Mae Pool 909175		5.5000	04/01/38	11,120
24,752	Fannie Mae Pool 909220		6.0000	08/01/38	25,763
36,020	Fannie Mae Pool AS7026		4.0000	04/01/46	33,646
57,636	Fannie Mae Pool BJ9260		4.0000	04/01/48	53,471
2,905,479	Fannie Mae Pool CB0534		3.0000	05/01/51	2,479,292
642,954	Fannie Mae Pool FS4991		3.0000	03/01/52	548,311
1,109,099	Fannie Mae Pool FS8360		3.5000	09/01/52	984,808
550,574	Fannie Mae Pool MA4805		4.5000	11/01/52	519,758
694,676	Fannie Mae Pool FS4438		5.0000	11/01/52	675,266
1,058,271	Fannie Mae Pool MA4839		4.0000	12/01/52	966,094
1,993,403	Fannie Mae Pool FS7751		4.0000	03/01/53	1,820,684
396,166	Fannie Mae Pool MA4980		6.0000	04/01/53	403,234
419,633	Fannie Mae Pool MA5072		5.5000	06/01/53	417,500
850,845	Fannie Mae Pool CB6857		4.5000	08/01/53	803,577
1,969,964	Fannie Mae Pool FA1728		6.0000	10/01/53	2,006,745
397,065	Fannie Mae Pool FS6679		6.0000	12/01/53	403,728
2,001,149	Fannie Mae Pool MA5271		5.5000	02/01/54	1,984,809
2,999,487	Fannie Mae Pool FA2472		5.0000	04/01/54	2,905,541
1,640,737	Fannie Mae Pool MA5385		4.0000	06/01/54	1,498,070
972,571	Fannie Mae Pool FS8791		6.0000	08/01/54	984,990
1,221,093	Fannie Mae Pool FA0685		6.0000	01/01/55	1,238,373
3,428,819	Fannie Mae Pool FA1378		4.0000	03/01/55	3,142,590
2,803,433	Fannie Mae Pool FA4052		5.5000	07/01/55	2,776,056
41,268	Freddie Mac Gold Pool G01980		5.0000	12/01/35	41,054
7,058	Freddie Mac Gold Pool G05888		5.5000	10/01/39	7,146

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 31.1% (Continued)
	AGENCY FIXED RATE — 14.6% (Continued)
156,310	Freddie Mac Pool SB8269	6.0000	10/01/38	$159,980
1,775,806	Freddie Mac Pool SD2026	5.0000	11/01/52	1,725,913
446,702	Freddie Mac Pool SD3238	5.5000	12/01/52	445,086
1,390,982	Freddie Mac Pool SD8309	6.0000	03/01/53	1,413,992
913,178	Freddie Mac Pool SD5594	5.5000	07/01/53	909,425
658,927	Freddie Mac Pool SD8343	6.0000	07/01/53	669,663
382,617	Freddie Mac Pool SD8350	6.0000	08/01/53	388,819
1,273,848	Freddie Mac Pool SL3545	3.0000	10/01/53	1,087,924
1,738,315	Freddie Mac Pool SD5856	3.5000	01/01/54	1,543,475
799,842	Freddie Mac Pool SD8409	6.0000	03/01/54	809,542
2,403,149	Freddie Mac Pool SD8418	4.5000	04/01/54	2,257,558
1,068,372	Freddie Mac Pool SL0627	6.0000	10/01/54	1,081,588
6,682,940	Freddie Mac Pool SD8492	5.0000	01/01/55	6,456,218
897,447	Freddie Mac Pool SD8494	5.5000	01/01/55	888,683
2,335,584	Freddie Mac Pool SL2922	5.5000	10/01/55	2,313,460
890,478	Freddie Mac Pool SL4902	4.0000	11/01/55	812,773
				49,769,898
	U.S. TREASURY BONDS — 1.1%
2,405,000	United States Treasury Bond	1.2500	05/15/50	1,077,600
5,850,000	United States Treasury Bond	1.3750	08/15/50	2,702,197
				3,779,797
	U.S. TREASURY NOTES — 15.4%
775,000	United States Treasury Note	4.3750	08/15/26	775,027
370,000	United States Treasury Note	4.0000	01/31/29	367,015
3,280,000	United States Treasury Note	4.0000	07/31/29	3,247,008
1,055,000	United States Treasury Note	4.0000	03/31/30	1,040,597
1,380,000	United States Treasury Note	3.8750	07/31/30	1,352,562
890,000	United States Treasury Note	4.0000	02/15/34	854,313
1,875,000	United States Treasury Note	3.8750	08/15/34	1,776,892
7,265,000	United States Treasury Note	4.6250	02/15/35	7,232,648
5,045,000	United States Treasury Note	4.2500	05/15/35	4,882,023
3,970,000	United States Treasury Note	4.1250	02/15/36	3,785,457
1,135,000	United States Treasury Note	1.8750	11/15/51	588,072
4,100,000	United States Treasury Note	4.0000	11/15/52	3,329,648
1,950,000	United States Treasury Note	3.6250	02/15/53	1,478,763

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 31.1% (Continued)
	U.S. TREASURY NOTES — 15.4% (Continued)
2,610,000	United States Treasury Note	3.6250	05/15/53	$1,977,024
4,875,000	United States Treasury Note	4.2500	02/15/54	4,127,373
5,770,000	United States Treasury Note	4.6250	05/15/54	5,202,692
365,000	United States Treasury Note	4.2500	08/15/54	309,081
3,310,000	United States Treasury Note	4.5000	11/15/54	2,923,790
6,235,000	United States Treasury Note	4.6250	02/15/55	5,622,460
1,775,000	United States Treasury Note	4.7500	05/15/55	1,633,797
				52,506,242
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $113,829,797)			106,055,937

Shares
	SHORT-TERM INVESTMENTS — 4.2%
	COLLATERAL FOR SECURITIES LOANED - 1.3%
4,452,017	Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (Cost $4,452,017)(g),(h)			4,452,017

	MONEY MARKET FUNDS - 2.9%
9,752,578	Fidelity Government Portfolio, Institutional, 3.55% (Cost $9,752,578)(g)			9,752,578

	TOTAL SHORT-TERM INVESTMENTS (Cost $14,204,595)			14,204,595

	TOTAL INVESTMENTS - 100.8% (Cost $354,243,511)			$343,870,506
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%			(2,720,936)
	NET ASSETS - 100.0%			$341,149,570

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(i)	Value and Unrealized Depreciation
72	CBOT US Treasure Bond Futures	09/22/2026	$7,798,500	$(256,500)
	TOTAL FUTURES CONTRACTS

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(i)	Value and Unrealized Appreciation
4	Ultra U.S. Treasury Bond Futures	09/22/2026	$438,750	$17,125
	TOTAL FUTURES CONTRACTS

CREDIT DEFAULT SWAP AGREEMENTS
Description	Payment Frequency(j)	Counterparty	Fixed Deal (Pay)Rate	Implied Credit Spread(k)	Maturity Date	Notional Value(i)	Fair Value	Amortized Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM Series 45	Quarterly(1)	Citibank	1.00%	145	6/20/2031	$3,410,000	$61,996	$87,425	$(25,429)
CDX.NA.HY SERIES 46	Quarterly(1)	Citibank	5.00%	312	6/20/2031	3,069,000	(248,621)	(229,534)	(19,087)
TOTAL							$(186,625)	$(142,109)	$(44,516)

(1)	Buy Protection

ABS	- Asset Backed Securities

A/S	- Anonim Sirketi

CLO	- Collateralized Loan Obligation

CMBS	- Commercial Mortgage-Backed Securities

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

S.A.	- Société Anonyme

H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRINDX	Secured Overnight Financing Rate Compounded

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	Secured Overnight Financing Rate 1 month

TSFR3M	Secured Overnight Financing Rate 3 month

USISSO05	5-year U.S. Dollar Secured Overnight Financing Rate (SOFR) Swap Rate

HUF	Hungarian Forint

MXN	Mexican Peso

MYR	Malaysian Ringgit

PEN	Peruvian Sole

ZAR	South African Rand

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026 the total market value of 144A securities is 127,860,495 or 37.5% of net assets.

(b)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at July 31, 2026.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets

(d)	Variable rate security; the rate shown represents the rate on July 31, 2026.

(e)	All or a portion of these securities are on loan. Total loaned securities had a value of $4,355,700 at July 31, 2026.

(f)	Percentage rounds to less than 0.1%.

(g)	Rate disclosed is the seven day effective yield as of July 31, 2026.

(h)	Security was purchased with cash received as collateral for securities on loan at July 31, 2026. Total collateral had a value of $4,452,017 at July 31, 2026.

(i)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(j)	If the Fund is a seller of protection and if a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

(k)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of July 31, 2026, will serve as an indicator of payment/performance risk and represent the likelihood of risk of default for the credit derivative.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 4.6%
	CLO — 4.6%
3,000,000	Bain Capital Credit CLO 2021-7 Ltd. Series 7A ER(a),(b)	TSFR3M + 6.500%	10.2330	01/22/35	$2,570,277
2,250,000	BlueMountain CLO XXXII Ltd. Series 32A ER(a),(b)	TSFR3M + 6.600%	10.3530	10/15/34	2,132,244
3,500,000	BlueMountain CLO XXXIII Ltd. Series 33A ER(a),(b)	TSFR3M + 6.930%	10.6590	10/20/38	3,339,483
1,350,000	MidOcean Credit CLO XIV Ltd. Series 14A ER(a),(b)	TSFR3M + 6.140%	9.8460	04/15/37	1,322,923
1,400,000	Sculptor CLO XXXVI LTD Series 36A D2(a),(b)	TSFR3M + 4.150%	7.9930	01/30/39	1,406,404
					10,771,331
	TOTAL ASSET BACKED SECURITIES (Cost $11,405,546)				10,771,331

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 9.3%
	AUTOMOTIVE — 0.2%
535,000	ZF North America Capital, Inc.(a)		6.8750	04/23/32	525,288

	CABLE & SATELLITE — 0.6%
492,000	Cable One, Inc.(a),(c)		4.0000	11/15/30	183,427
705,000	CCO Holdings, LLC / CCO Holdings Capital(a),(c)		4.2500	01/15/34	576,458
575,000	Sirius XM Radio, Inc.(a),(c)		4.1250	07/01/30	537,978
					1,297,863
	CHEMICALS — 0.2%
720,000	FMC Corporation(d)	H15T5Y + 4.366%	8.4500	11/01/55	541,308

	ENTERTAINMENT CONTENT — 0.4%
560,000	Univision Communications, Inc.(a)		8.5000	07/31/31	559,179
525,000	ViacomCBS, Inc.(d)	US0003M +3.899%	6.2500	02/28/57	411,230
					970,409
	FOOD — 0.5%
163,000	HLF Financing Sarl, LLC / Herbalife International(a)		4.8750	06/01/29	151,692
403,000	HLF Financing Sarl, LLC Herbalife International(a)		7.7500	05/01/33	405,848
525,000	Post Holdings, Inc.(a)		6.2500	10/15/34	510,766
					1,068,306

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 9.3% (Continued)
	INDUSTRIAL SUPPORT SERVICES — 0.0%(e)
60,000	EquipmentShare.com, Inc.(a)		7.1250	07/01/34	$57,265

	LEISURE FACILITIES & SERVICES — 0.7%
582,000	Hilton Grand Vacations Borrower Escrow, LLC (a),(c)		4.8750	07/01/31	538,664
520,000	Light & Wonder International, Inc.(a)		6.2500	10/01/33	511,157
600,000	NCL Corporation Ltd.(a),(c)		6.2500	09/15/33	570,623
					1,620,444
	OIL & GAS PRODUCERS — 2.1%
305,000	Crescent Energy Finance, LLC(a)		7.3750	01/15/33	306,549
270,000	Crescent Energy Finance, LLC(a)		8.3750	01/15/34	278,740
571,000	Delek Logistics Partners, L.P. / Delek Logistics(a)		7.3750	06/30/33	584,627
500,000	Genesis Energy, L.P. / Genesis Energy Finance		7.8750	05/15/32	516,614
55,000	Genesis Energy, L.P. / Genesis Energy Finance		6.7500	03/15/34	54,880
400,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(a)		6.0000	02/01/31	390,118
265,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(a)		7.2500	02/15/35	262,987
494,000	ITT Holdings, LLC(a)		6.5000	08/01/29	488,801
535,000	Murphy Oil Corporation		6.5000	02/15/34	529,355
545,000	Northern Oil & Gas, Inc.(a)		7.8750	10/15/33	545,841
525,000	Sunoco, L.P.(a)		5.8750	03/15/34	514,798
590,000	Venture Global LNG, Inc.(a)		6.6250	06/15/36	578,550
					5,051,860
	PUBLISHING & BROADCASTING — 0.2%
575,000	Nexstar Media, Inc.(a)		7.2500	04/15/34	576,715

	REAL ESTATE INVESTMENT TRUSTS — 0.4%
590,000	Galaxy Helios Data Centers II, LLC(a)		9.8750	08/01/31	592,316
417,000	Iron Mountain, Inc.(a)		6.2500	01/15/35	412,102
					1,004,418
	RETAIL - CONSUMER STAPLES — 0.1%
299,000	Albertsons Companies, Inc.(a)		5.7500	03/31/34	278,378

	RETAIL - DISCRETIONARY — 0.0%(e)
121,000	Hertz Corporation (The)(a),(c)		12.6250	07/15/29	79,463

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 9.3% (Continued)
	SOFTWARE — 0.5%
735,000	CoreWeave, Inc.(a)		9.6250	07/15/32	$656,415
525,000	Flash Compute, LLC(a)		7.2500	12/31/30	530,828
					1,187,243
	SPECIALTY FINANCE — 0.7%
640,000	Arbor Realty SR, Inc.(a),(c)		7.8750	07/15/30	582,409
515,000	Credit Acceptance Corporation(a)		6.6250	03/15/30	515,412
645,000	goeasy Ltd.(a)		6.8750	05/15/30	586,483
					1,684,304
	STEEL — 0.3%
575,000	Cleveland-Cliffs, Inc.(a),(c)		7.3750	05/01/33	581,678

	TECHNOLOGY HARDWARE — 0.2%
500,000	EquipmentShare.com, Inc.(a)		8.0000	03/15/33	504,056

	TECHNOLOGY SERVICES — 0.2%
545,000	Mobius Merger Sub, Inc.(a)		9.0000	06/01/30	373,374

	TELECOMMUNICATIONS — 1.8%
590,000	APLD ComputeCompany 3, LLC(a)		7.0000	06/15/31	573,915
535,000	Black Pearl Compute, LLC(a)		6.1250	02/15/31	534,124
230,000	C&W Senior Finance Ltd.(a)		9.0000	01/15/33	233,962
705,000	Core Scientific Finance I, LLC(a)		7.7500	05/15/31	690,900
300,000	Iliad Holding S.A.SU(a)		8.5000	04/15/31	315,616
200,000	Iliad Holding S.A.SU(a)		7.0000	04/15/32	202,076
152,000	Rogers Communications, Inc.(d)	H15T5Y + 2.653%	7.0000	04/15/55	152,987
353,000	Rogers Communications, Inc.(d)	H15T5Y + 2.620%	7.1250	04/15/55	354,364
350,000	Sable International Finance Ltd.(a)		7.1250	10/15/32	346,222
585,000	Zayo Group Holdings, Inc.(a)		9.0000	09/09/30	574,031
					3,978,197
	WHOLESALE - CONSUMER STAPLES — 0.2%
545,000	Performance Food Group, Inc.(a)		5.6250	03/01/34	528,971

	TOTAL CORPORATE BONDS (Cost $22,706,914)				21,909,540

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 85.9%
	ADVERTISING & MARKETING — 0.6%
1,115,738	Endeavor Operating Company, LLC(b)	TSFR1M + 2.766%	6.4220	01/28/32	$1,120,619
354,796	Planet US Buyer, LLC(b)	TSFR3M + 3.580%	7.3300	02/10/31	356,760
					1,477,379
	AEROSPACE & DEFENSE — 0.2%
441,070	Kaman Corporation(b)	TSFR3M + 1.921%	5.6710	02/26/32	441,209

	APPAREL & TEXTILE PRODUCTS — 1.5%
478,220	Beach Acquisition Bidco, LLC(b)	TSFR1M + 3.652%	7.3080	06/28/32	481,044
1,016,381	Tory Burch, LLC(b)	TSFR1M + 3.993%	7.6490	04/17/31	1,019,136
1,990,737	Varsity Brands, Inc.(b)	TSFR1M + 3.016%	6.6720	08/26/31	1,993,842
					3,494,022
	ASSET MANAGEMENT — 3.2%
233,038	Cub Financing Intermediate, LLC(b)	TSFR1M + 4.264%	7.9200	07/24/33	233,912
386,369	Deep Blue Operating I, LLC(b)	TSFR1M + 3.317%	6.9730	09/17/32	386,852
776,036	Dragon Buyer, Inc.(b)	TSFR1M + 3.643%	7.2990	09/24/31	621,477
565,000	Dragon Buyer, Inc.(b)	TSFR3M + 2.663%	6.4130	09/30/31	452,472
1,467,411	Focus Financial Partners, LLC(b)	TSFR1M + 2.560%	6.2160	09/15/31	1,450,250
1,474,687	Hightower Holding, LLC(b)	TSFR3M + 3.314%	7.0640	02/03/32	1,471,001
1,857,234	Nexus Buyer, LLC(b)	TSFR1M + 3.517%	7.1730	07/31/31	1,803,094
1,054,901	Osaic Holdings, Inc.(b)	TSFR1M + 2.526%	6.1820	08/02/32	1,049,764
					7,468,822
	AUTOMOTIVE — 2.2%
1,444,423	American Axle & Manufacturing, Inc.(b)	TSFR1M + 3.749%	7.4050	09/20/32	1,449,840
1,550,194	Clarios Global, L.P.(b)	TSFR1M + 2.442%	6.0980	01/28/32	1,555,527
786,236	First Brands Group, LLC(b)	US0001M +5.000%	9.5700	03/24/27	1,388
1,223,640	IXS Holdings, Inc.(b)	TSFR3M + 5.984%	9.7340	09/05/29	1,221,499
878,247	PAI Holdco, Inc.(b)	US0001M +3.250%	8.2910	10/28/27	859,585
					5,087,839
	BEVERAGES — 1.0%
1,601,966	Pegasus Bidco BV(b)	TSFR1M + 2.487%	6.1430	07/12/32	1,606,771
775,445	Primo Brands Corporation(b)	TSFR1M + 2.826%	6.4820	03/19/31	779,512
					2,386,283
	BIOTECH & PHARMA — 0.4%
493,235	Amneal Pharmaceuticals, LLC(b)	TSFR1M + 3.026%	6.6820	08/02/32	495,470

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 85.9% (Continued)
	BIOTECH & PHARMA — 0.4% (Continued)
329,700	Grifols International Services USA, Inc.(b)	TSFR1M + 2.523%	6.1790	04/01/33	$330,748
143,696	Prestige Brands, Inc.(b)	TSFR1M + 1.972%	5.6280	06/12/33	144,280
					970,498
	CABLE & SATELLITE — 1.0%
1,500,000	Coral-US Co-Borrower, LLC(b)	TSFR1M + 3.850%	7.5060	01/30/32	1,470,563
870,458	Sunrise Financing Partnership(b)	TSFR1M + 3.137%	6.7930	02/17/32	858,128
					2,328,691
	CHEMICALS — 4.2%
1,546,919	AIP RD Buyer Corporation(b)	TSFR1M + 4.001%	7.6570	12/23/30	1,536,284
274,970	Bond US Bidco 1, Inc.(b)	TSFR1M + 3.498%	7.1540	05/07/33	276,516
888,185	Consolidated Energy Finance S.A.(b)	TSFR1M + 5.901%	9.5570	11/08/30	866,456
948,075	Groupe Solmax, Inc.(b)	US0001M +4.750%	9.1910	07/23/28	880,923
608,452	INEOS US Finance, LLC(b)	TSFR1M + 3.005%	6.6610	02/07/31	568,525
638,355	INEOS US Petrochem, LLC(b)	TSFR1M + 3.842%	7.4980	03/14/30	535,152
809,947	Iris Holding, Inc.(b)	TSFR1M + 5.474%	9.1300	06/15/28	765,906
1,990,956	Nouryon Finance BV(b)	TSFR1M + 3.542%	7.1980	07/31/31	1,993,763
702,210	Solenis Holdings Ltd.(b)	TSFR3M + 3.549%	7.2990	06/23/31	702,667
357,631	SP Motion Holdco Ltd.(b)	TSFR1M + 2.469%	6.1250	06/24/33	358,284
1,323,854	Windsor Holdings III, LLC(b)	TSFR1M + 2.810%	6.4660	08/01/30	1,328,322
					9,812,798
	COMMERCIAL SUPPORT SERVICES — 5.2%
1,191,591	Action Environmental Group, Inc. (The)(b)	TSFR3M + 3.810%	7.5600	10/24/30	1,181,915
1,041,905	Allied Universal Holdco, LLC(b)	TSFR1M + 3.267%	6.9230	08/06/32	1,045,922
622,830	Creative Artists Agency, LLC(b)	TSFR1M + 2.524%	6.1800	10/01/31	623,145
264,229	EnergySolutions Holdco, Inc.(b)	TSFR1M + 2.769%	6.4250	07/22/33	265,055
410,438	Fleet US Bidco, Inc.(b)	TSFR1M + 3.399%	7.0550	02/10/31	412,490
1,899,308	Garda World Security Corporation(b)	TSFR1M + 2.857%	6.5130	02/01/29	1,901,681
949,162	GFL Environmental Services, Inc./ON(b)	TSFR1M + 2.500%	6.1560	02/04/32	951,734
1,010,187	Groundworks, LLC(b)	TSFR1M + 3.667%	7.3230	03/06/31	1,013,344
582,919	LRS Holdings, LLC(b)	TSFR1M + 3.656%	–	07/30/33	577,090
1,360,608	PG Polaris BidCompany Sarl(b)	TSFR3M + 2.341%	6.0910	03/26/31	1,360,554
1,349,636	Ryan, LLC(b)	TSFR1M + 3.835%	7.4910	11/05/32	1,353,537
557,828	Tidal Waste & Recycling Holdings, LLC(b)	TSFR1M + 4.143%	7.7990	10/06/31	558,665

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 85.9% (Continued)
	COMMERCIAL SUPPORT SERVICES — 5.2% (Continued)
1,080,701	WestJet Loyalty, L.P.(b)	TSFR1M + 3.266%	6.9220	02/01/31	$1,037,473
					12,282,605
	CONSTRUCTION MATERIALS — 0.3%
462,978	Quikrete Holdings, Inc.(b)	TSFR1M + 2.214%	5.8700	03/26/29	464,279
339,443	Quikrete Holdings, Inc.(b)	TSFR1M + 2.921%	6.5770	01/31/32	340,080
					804,359
	CONSUMER SERVICES — 1.1%
582,919	Lakeshore Intermediate, LLC(b)	US0001M +3.250%	8.9460	10/01/28	545,091
1,058,123	Prometric Holdings, Inc.(b)	TSFR1M + 3.767%	7.4230	06/18/32	1,059,826
472,168	Spring Education Group, Inc.(b)	TSFR1M + 4.643%	8.2990	09/29/30	472,198
603,457	Spring Education Group, Inc.(b)	TSFR3M + 3.174%	6.9240	10/07/30	603,496
					2,680,611
	CONTAINERS & PACKAGING — 4.0%
1,472,487	Altium Packaging, LLC(b)	TSFR1M + 2.516%	6.1720	06/05/31	1,413,131
1,332,339	Berlin Packaging, LLC(b)	TSFR1M + 3.950%	7.6060	06/09/31	1,327,915
968,056	Clydesdale Acquisition Holdings, Inc.(b)	TSFR1M + 4.250%	7.5020	03/30/29	947,122
630,000	Clydesdale Acquisition Holdings, Inc.(b)	TSFR1M + 3.187%	6.8430	04/13/29	616,376
276,725	Clydesdale Acquisition Holdings, Inc.(b)	TSFR1M + 3.238%	6.8940	03/29/32	264,964
444,697	Graham Packaging Company, Inc.(b)	TSFR1M + 2.325%	5.9810	01/14/33	445,340
744,581	SupplyOne, Inc.(b)	TSFR1M + 4.171%	7.8270	03/27/31	748,069
232,689	SupplyOne, Inc.(b)	TSFR1M + 3.876%	7.5320	04/21/31	233,780
2,401,284	Sword Purchaser, LLC(b)	TSFR1M + 3.982%	7.6380	04/04/33	2,319,388
1,220,907	Trident TPI Holdings, Inc.(b)	TSFR1M + 4.393%	8.0490	09/18/28	1,149,734
					9,465,819
	E-COMMERCE DISCRETIONARY — 0.4%
1,017,148	CNT Holdings I Corporation(b)	TSFR3M + 3.030%	6.7800	11/08/32	1,020,495

	ELECTRIC UTILITIES — 1.1%
1,657,424	Showtime Acquisition, LLC(b)	TSFR1M + 5.418%	9.0740	08/13/31	1,649,137
800,000	Talen Energy Supply, LLC(b)	TSFR1M + 1.998%	5.6540	10/09/32	792,564
635,000	Texas Competitive Electric Holdings Company, LLC (f),(i)		—	11/22/49	—
					2,441,701
	ELECTRICAL EQUIPMENT — 3.2%
897,223	Amber Acquisitionco, LLC(b)	TSFR1M + 2.511%	6.1670	07/17/33	897,506

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 85.9% (Continued)
	ELECTRICAL EQUIPMENT — 3.2% (Continued)
61,174	Amber Acquisitionco, LLC(b)	TSFR1M + 2.511%	6.1670	07/18/33	$61,194
512,233	Belden, Inc.(b)	TSFR1M + 2.215%	5.8710	06/11/33	515,435
646,304	Icebox Holdco III, Inc.(b)	US0001M +3.750%	8.0610	12/22/28	650,437
218,214	Icebox Holdco III, Inc.(b)	TSFR3M + 4.311%	6.9240	12/22/31	219,610
179,825	Icebox Holdco III, Inc.(b)	TSFR3M + 6.788%	10.5380	12/22/32	181,848
896,248	Lsf12 Crown US Commercial Bidco, LLC(b)	TSFR1M + 3.019%	6.6750	12/02/31	898,954
739,747	Resilience Parent, LLC(b)	TSFR1M + 2.522%	6.1780	01/24/33	739,595
583,160	TK Elevator US Newco, Inc.(b)	TSFR1M + 2.824%	6.4800	04/30/30	586,303
1,329,242	TK Elevator US Newco, Inc.(b)	TSFR1M + 3.581%	7.2370	04/30/30	1,336,114
610,186	Victory Buyer, LLC(b)	TSFR1M + 3.015%	6.6710	02/09/33	613,923
827,519	Watlow Electric Manufacturing Company(b)	TSFR1M + 2.714%	6.3700	06/10/33	830,726
					7,531,645
	ENGINEERING & CONSTRUCTION — 1.7%
2,018,927	Azuria Water Solutions, Inc.(b)	TSFR1M + 2.769%	6.4250	01/27/33	2,016,787
648,077	Green Infrastructure Partners, Inc.(b)	TSFR1M + 2.766%	6.4220	09/18/32	649,697
1,265,035	Osmose Utilities Services, Inc.(b)	US0001M +3.250%	7.6910	06/17/28	1,264,839
					3,931,323
	ENTERTAINMENT CONTENT — 2.7%
1,480,567	Discovery Global Holdings, Inc.(b)	TSFR1M + 2.457%	6.1130	06/30/33	1,483,498
2,432,799	OAK-Eagle Acquireco, Inc.(b)	TSFR1M + 3.516%	7.1720	03/24/33	2,450,595
1,247,642	Univision Communications, Inc.(b)	TSFR1M + 4.893%	8.5490	06/10/29	1,244,916
1,034,421	Versant Media Group, Inc.(b)	TSFR1M + 3.881%	7.5370	10/23/30	1,042,541
					6,221,550
	FOOD — 1.4%
945,214	Froneri US, Inc.(b)	TSFR1M + 2.221%	5.8770	09/18/31	941,154
701,815	Froneri US, Inc.(b)	TSFR1M + 3.169%	6.8250	07/16/32	699,095
1,543,608	TreeHouse Foods, Inc.(b)	TSFR1M + 4.267%	7.9230	02/03/33	1,550,540
					3,190,789
	GAS & WATER UTILITIES — 0.3%
743,707	Pelican Pipeline, LLC(b)	TSFR1M + 2.764%	6.4200	03/18/33	748,820

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 85.9% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 4.2%
1,255,451	Bella Holding Company, LLC(b)	TSFR1M + 3.214%	6.8700	06/10/33	$1,255,846
1,396,852	Charlotte Buyer, Inc.(b)	TSFR1M + 4.456%	8.1120	06/17/31	1,400,302
1,618,839	Corgi BidCo, Inc.(b)	TSFR1M + 5.643%	9.2990	09/20/29	1,574,871
1,444,467	LifePoint Health, Inc.(b)	TSFR1M + 3.847%	7.5030	05/14/31	1,381,271
462,704	McKesson Medical-Surgical Top Holdings, Inc.(b)	TSFR1M + 2.326%	5.9820	06/03/32	463,718
930,517	PAREXEL International Corporation(b)	TSFR1M + 2.464%	6.1200	12/09/31	933,234
758,005	Quantum Health, Inc.(b)	TSFR3M + 4.164%	7.9140	12/22/27	752,699
560,065	Radnet Management, Inc.(b)	TSFR3M + 1.906%	5.6560	04/18/31	560,474
558,640	Radnet Management, Inc.(b)	TSFR1M + 2.011%	5.6670	04/18/31	559,048
1,059,065	Star Parent, Inc.(b)	TSFR1M + 4.076%	7.7320	09/19/30	1,064,212
					9,945,675
	HOME & OFFICE PRODUCTS — 1.1%
1,047,513	AI Aqua Merger Sub, Inc.(b)	TSFR1M + 2.483%	6.1390	06/25/33	1,048,969
1,456,702	Weber-Stephen Products, LLC(b)	TSFR1M + 4.079%	7.7350	09/17/32	1,447,372
					2,496,341
	INDUSTRIAL SUPPORT SERVICES — 0.8%
187,650	ADI Global Distribution, Inc.(b)	TSFR1M + 2.708%	6.3640	06/16/33	188,120
1,600,101	Gloves Buyer, Inc.(b)	TSFR1M + 4.671%	8.3270	01/20/32	1,605,110
					1,793,230
	INSTITUTIONAL FINANCIAL SERVICES — 2.1%
781,120	Ascensus Holdings, Inc.(b)	TSFR1M + 3.017%	6.6730	08/02/28	766,232
600,000	Ascensus Holdings, Inc.(b)	TSFR1M + 2.964%	6.6200	11/22/32	588,564
2,215,548	Jane Street Group, LLC(b)	TSFR1M + 2.017%	5.6730	12/11/31	2,209,411
1,304,358	Jump Financial, LLC(b)	TSFR3M + 3.482%	7.2320	02/26/32	1,307,619
					4,871,826
	INSURANCE — 4.0%
658,329	Acrisure, LLC(b)	TSFR1M + 3.017%	6.6730	11/06/30	604,346
1,132,343	Acrisure, LLC(b)	TSFR1M + 3.267%	6.9230	06/07/32	1,022,506
1,486,646	Alliant Holdings Intermediate, LLC(b)	TSFR1M + 2.517%	6.1730	09/19/31	1,482,461
143,271	Asurion, LLC(b)	US0001M +5.250%	9.0170	01/14/29	142,426
3,016,663	Asurion, LLC(b)	TSFR1M + 4.257%	7.9130	09/19/30	2,949,047
778,540	Asurion, LLC(b)	TSFR1M + 3.754%	7.4100	02/14/33	731,341
216,129	Broadstreet Partners Group, LLC(b)	TSFR1M + 2.518%	6.1740	06/16/31	212,870

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 85.9% (Continued)
	INSURANCE — 4.0% (Continued)
502,656	Broadstreet Partners Group, LLC(b)	TSFR1M + 2.772%	6.4280	06/16/31	$495,076
850,581	BroadStreet Partners, Inc.(b)	TSFR1M + 2.516%	6.1720	05/12/31	837,754
1,079,932	TIH Insurance Holdings, LLC(b)	TSFR3M + 2.732%	6.4820	05/06/31	1,065,082
					9,542,909
	INTERNET MEDIA & SERVICES — 0.2%
474,825	Pug, LLC(b)	TSFR1M + 5.257%	8.9130	03/12/30	476,131

	LEISURE FACILITIES & SERVICES — 6.7%
1,387,724	BCPE Grill Parent, Inc.(b)	TSFR1M + 5.421%	9.0770	09/21/30	1,319,552
1,210,406	Dave & Buster’s, Inc.(b)	TSFR1M + 3.906%	7.5620	06/29/29	1,065,157
439,475	Dave & Buster’s, Inc.(b)	TSFR1M + 3.906%	7.5620	09/29/31	356,434
1,103,341	GBT US III, LLC(b)	TSFR3M + 1.900%	5.6500	07/28/31	1,103,341
604,516	Herschend Entertainment Company, LLC(b)	TSFR1M + 2.518%	6.1740	05/27/32	607,236
1,099,433	Hilton Grand Vacations Borrower, LLC(b)	TSFR1M + 2.017%	5.6730	01/17/31	1,097,306
569,323	Light & Wonder International, Inc.(b)	TSFR1M + 2.011%	5.6670	04/16/29	570,746
1,864,967	Ontario Gaming GTA, L.P.(b)	TSFR1M + 4.893%	8.5490	07/20/30	1,790,833
320,390	Pioneer Opco, LLC(b)	TSFR1M + 3.243%	6.8990	05/07/33	322,651
1,069,376	TKO Worldwide Holdings, LLC(b)	TSFR1M + 1.719%	5.3750	11/21/31	1,068,772
1,576,536	Tortuga Resorts Ghd, LLC(b)	TSFR1M + 3.280%	6.9360	08/13/32	1,570,623
1,109,348	Travel + Leisure Company(b)	TSFR1M + 2.011%	5.6670	12/14/29	1,111,045
1,791,778	Voyager Parent, LLC(b)	TSFR1M + 4.326%	7.9820	07/01/32	1,796,579
1,132,380	Whatabrands, LLC(b)	TSFR1M + 3.171%	6.8270	08/03/28	1,134,090
930,484	Whatabrands, LLC(b)	TSFR1M + 2.818%	6.4740	07/30/33	932,810
					15,847,175
	LEISURE PRODUCTS — 0.6%
1,401,193	Recess Holdings, Inc.(b)	TSFR3M + 4.275%	8.0250	02/20/30	1,401,200

	MACHINERY — 0.9%
545,703	Madison IAQ, LLC(b)	TSFR1M + 1.718%	5.3740	05/06/32	545,722
1,600,408	STS Operating, Inc.(b)	TSFR1M + 4.771%	8.4270	03/17/31	1,608,634
					2,154,356
	MEDICAL EQUIPMENT & DEVICES — 0.3%
690,694	Sotera Health Holdings, LLC(b)	TSFR1M + 2.197%	5.8530	05/30/31	693,933

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 85.9% (Continued)
	OIL & GAS PRODUCERS — 3.2%
265,714	ACI Rover Parent, LLC(b)	TSFR1M + 2.214%	5.8700	06/04/33	$265,714
789,566	Crescent Midstream Intermediate Holdings, LLC(b)	TSFR1M + 3.765%	7.4210	02/14/33	794,422
1,424,893	EG America, LLC(b)	TSFR1M + 3.267%	6.9230	01/30/31	1,432,459
589,523	ITT Holdings, LLC(b)	TSFR1M + 2.018%	5.6740	10/11/30	590,260
984,794	M6 ETX Holdings II Midco, LLC(b)	TSFR1M + 2.876%	6.5320	04/01/32	990,334
1,740,449	NGL Energy Operating, LLC(b)	TSFR1M + 3.520%	7.1760	03/14/33	1,751,875
1,326,037	Third Coast Infrastructure, LLC(b)	TSFR1M + 3.243%	6.8990	09/25/30	1,336,261
395,978	Traverse Midstream Partners, LLC(b)	TSFR1M + 2.246%	5.9020	04/21/33	396,325
					7,557,650
	OIL & GAS SERVICES & EQUIPMENT — 0.6%
1,388,838	Goodnight Water Solutions Holdings, LLC(b)	TSFR1M + 4.660%	8.3160	06/04/29	1,394,484
64	Paragon Offshore Finance Company(b), (i)	US0003M +4.000%	–	07/15/22	—
					1,394,484
	PUBLISHING & BROADCASTING — 0.8%
1,478,189	Nexstar Media, Inc.(b)	TSFR1M + 2.763%	6.4190	03/23/33	1,478,418
491,109	United Talent Agency, LLC(b)	TSFR1M + 3.016%	6.7720	06/10/32	493,030
					1,971,448
	REAL ESTATE OWNERS & DEVELOPERS — 0.5%
1,122,587	Greystar Real Estate Partners, LLC(b)	TSFR3M + 3.075%	6.8250	08/21/30	1,126,796

	REAL ESTATE SERVICES — 0.2%
502,258	Cushman & Wakefield US Borrower, LLC(b)	TSFR1M + 2.208%	5.8640	06/03/33	503,095

	RETAIL - DISCRETIONARY — 6.7%
488,258	Belron Finance 2019, LLC(b)	TSFR3M + 1.910%	5.6600	10/16/31	488,514
2,467,345	Champions Financing, Inc.(b)	TSFR3M + 5.330%	9.0800	02/23/29	2,405,352
909,666	Gulfside Supply, Inc.(b)	TSFR1M + 3.076%	6.7320	05/29/31	793,683
1,036,626	Hertz Corporation (The)(b)	US0001M +3.250%	8.0410	06/14/28	573,384
205,647	Hertz Corporation (The)(b)	US0001M +3.250%	8.0410	06/14/28	113,748
777,291	Highline Aftermarket Acquisition, LLC(b)	TSFR1M + 4.171%	7.8270	02/12/30	778,586
1,633,555	LBM Acquisition, LLC(b)	TSFR1M + 4.406%	8.0620	06/06/31	1,313,199
835,790	LS Group OpCompany Acquistion, LLC(b)	TSFR1M + 3.177%	6.8330	04/23/31	834,394
1,577,688	Mavis Tire Express Services Topco Corporation(b)	TSFR1M + 3.017%	6.6730	05/04/28	1,576,843

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 85.9% (Continued)
	RETAIL - DISCRETIONARY — 6.7% (Continued)
792,070	Park River Holdings, Inc.(b)	TSFR3M + 4.776%	8.5260	09/25/31	$793,516
378,650	Peer Holding III BV(b)	TSFR1M + 3.143%	6.7990	07/01/31	379,928
1,555,954	Petco Health & Wellness Company, Inc.(b)	TSFR1M + 4.326%	7.9820	01/22/31	1,554,460
1,063,593	PetSmart, LLC(b)	TSFR1M + 4.021%	7.6770	08/09/32	1,067,448
673,005	QXO Building Products, Inc.(b)	TSFR1M + 1.964%	5.6200	06/03/33	672,669
1,068,979	RVR Dealership Holdings, LLC(b)	TSFR1M + 4.515%	8.1710	02/09/33	1,019,090
898,306	Specialty Building Products Holdings, LLC(b)	US0001M +3.750%	8.1770	10/05/28	841,241
768,112	White Cap Supply Holdings, LLC(b)	TSFR1M + 3.214%	6.8700	10/31/29	768,220
					15,974,275
	SOFTWARE — 4.6%
1,128,569	AthenaHealth Group, Inc.(b)	TSFR1M + 3.421%	7.0770	02/15/29	1,130,380
765,842	AthenaHealth Group, Inc.(b)	TSFR1M + 3.232%	6.8880	02/14/32	761,615
926,177	BMC Software, Inc.(b)	TSFR1M + 2.843%	6.4990	07/30/31	845,910
994,190	Camelot US Acquisition, LLC(b)	TSFR1M + 3.421%	7.0770	01/31/31	930,035
810,493	CoreWeave Financing DDTL V, LLC(b)	TSFR1M + 5.549%	9.2050	09/30/31	813,532
143,078	CoreWeave Financing DDTL V, LLC(b)	TSFR1M + 4.496%	8.1520	11/06/31	143,168
577,032	Cotiviti, Inc.(b)	TSFR1M + 2.794%	6.4500	02/24/31	542,843
700,000	Cotiviti, Inc.(b)	TSFR1M + 2.762%	6.4180	05/01/31	658,525
422,619	Cotiviti, Inc.(b)	TSFR1M + 3.418%	7.0740	02/17/32	395,867
600,000	Dcert Buyer, Inc.(b)	US0001M +7.000%	11.3270	02/16/29	507,426
648,342	Opal US, LLC(b)	TSFR6M + 2.572%	6.1870	04/23/32	650,251
1,595,194	Rackspace Finance, LLC(b)	TSFR1M + 3.523%	7.1790	05/15/28	1,448,778
757,066	UKG, Inc.(b)	TSFR1M + 3.655%	7.3110	01/31/31	727,874
1,210,045	UKG, Inc.(b)	TSFR1M + 2.496%	6.1520	02/10/31	1,163,386
					10,719,590
	SPECIALTY FINANCE — 2.2%
1,165,682	Apex Group Treasury, LLC(b)	TSFR1M + 3.510%	7.1660	02/20/32	1,112,259
176,441	Blackstone Mortgage Trust, Inc.(b)	TSFR1M + 3.197%	6.8530	05/09/29	176,441
543,128	Blackstone Mortgage Trust, Inc.(b)	TSFR1M + 2.526%	6.1820	12/10/30	542,959
723,518	Blackstone Mortgage Trust, Inc.(b)	TSFR1M + 2.516%	6.1720	11/19/32	721,709
1,377,468	CFC USA 2025, LLC(b)	TSFR1M + 3.505%	7.1610	05/31/32	1,320,076
1,272,764	Orion US Finco(b)	TSFR1M + 3.607%	7.2630	05/20/32	1,278,599
					5,152,043

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 85.9% (Continued)
	TECHNOLOGY HARDWARE — 0.9%
1,074,655	VeriFone Systems, Inc.(b)	TSFR1M + 6.555%	10.2110	08/21/28	$1,020,546
1,171,260	Viasat, Inc.(b)	SOFRRATE + 4.500%	8.9410	02/24/29	1,181,509
					2,202,055
	TECHNOLOGY SERVICES — 4.5%
602,916	Ahead DB Holdings, LLC(b)	TSFR1M + 2.516%	6.1720	02/03/31	598,437
163,544	Ahead DB Holdings, LLC(b)	TSFR3M + 2.450%	6.2000	02/03/31	162,329
640,339	Fortress Intermediate 3, Inc.(b)	TSFR1M + 3.019%	6.6750	06/27/31	640,070
679,170	Indy US Holdco, LLC(b)	TSFR1M + 3.195%	6.8510	10/07/30	668,982
842,606	MoneyGram International, Inc.(b)	TSFR1M + 5.417%	9.0730	06/03/30	579,055
3,408,445	Neptune Bidco US, Inc.(b)	TSFR3M + 5.113%	8.8630	01/28/33	3,393,347
1,638,911	Peraton Corporation(b)	US0001M +3.750%	8.1770	02/24/28	1,496,088
688,761	Shift4 Payments, LLC(b)	TSFR1M + 2.031%	5.6870	07/06/32	688,334
2,207,414	Trio Bidco, Inc.(b)	TSFR1M + 4.076%	7.7320	10/08/32	2,193,166
232,716	Trio Bidco, Inc.(b)	TSFR1M + 4.509%	8.1650	10/08/32	231,213
					10,651,021
	TELECOMMUNICATIONS — 1.9%
816,646	Connect Finco S.A.RL(b)	TSFR1M + 5.171%	8.8270	09/28/29	821,599
734,444	Iridium Satellite, LLC(b)	TSFR1M + 2.921%	6.5770	09/20/30	735,362
2,020,394	QTS Thunder Managing Issuer, LLC(b)	TSFR1M + 2.261%	5.9170	07/18/33	1,995,139
979,569	Zayo Group Holdings, Inc.(b)	TSFR1M + 4.117%	7.7730	03/11/30	981,964
					4,534,064
	TRANSPORTATION & LOGISTICS — 2.6%
1,276,100	AAdvantage Loyalty IP Ltd.(b)	TSFR1M + 3.262%	6.9180	05/28/32	1,277,695
1,048,853	American Airlines, Inc.(b)	TSFR1M + 2.851%	6.5070	06/04/29	1,040,740
572,573	American Airlines, Inc.(b)	TSFR1M + 3.010%	6.6660	05/20/33	569,412
1,741,298	PAC Aviation International, Inc.(b)	TSFR1M + 3.728%	7.3840	10/09/30	1,741,567
1,190,687	Stonepeak Nile Parent, LLC(b)	TSFR1M + 1.964%	5.6200	04/09/32	1,189,383
422,500	WestJet Loyalty, L.P.(b)	TSFR3M + 3.322%	7.0720	02/14/31	405,600
					6,224,397
	WHOLESALE - DISCRETIONARY — 0.6%
693,241	Veritiv Operating Company(b)	TSFR3M + 3.911%	7.6610	11/29/30	659,878

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 85.9% (Continued)
	WHOLESALE - DISCRETIONARY — 0.6% (Continued)
759,527	Veritiv Operating Company(b)	TSFR3M + 4.549%	8.2990	12/02/30	$722,975
					1,382,853
	TOTAL TERM LOANS (Cost $204,482,995)				202,403,805

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 0.5%
	U.S. TREASURY BILL — 0.5%
1,200,000	United States Treasury Bill(g)		—	09/01/26	1,196,501

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,196,260)				1,196,501

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.0%(e)
	NON-LISTED RIGHT - 0.0% (e)
10,588	TRA Rights	11/22/2049	—	13,500

	TOTAL RIGHT (Cost $17,470)			13,500

Shares		Expiration Date	Exercise Price	Fair Value
	WARRANT — 0.0%(e)
	PUBLISHING & BROADCASTING - 0.0% (e)
14,905	iHeartMedia, Inc.	05/02/2039	$0 .00	61,483

	TOTAL WARRANT (Cost $287,609)			61,483

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 7.9%
	COLLATERAL FOR SECURITIES LOANED - 1.5%
3,647,032	Mount Vernon Liquid Assets Portfolio, 3.74% (Cost $3,647,032)(h),(j)			3,647,032

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 7.9% (Continued)
	MONEY MARKET FUND - 6.4% (Continued)
14,888,662	Fidelity Investments Money Market Funds, Class I, 3.55% (Cost $14,888,662)(j)	$14,888,662

	TOTAL SHORT-TERM INVESTMENTS (Cost $18,535,694)	18,535,694

	TOTAL INVESTMENTS - 108.2% (Cost $258,632,488)	$254,891,854
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.2)%	(19,317,206)
	NET ASSETS - 100.0%	$235,574,648

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	One Month Term Secured Overnight Financing Rate

TSFR3M	Three Month Term Secured Overnight Financing Rate

TSFR6M	Six Month Term Secured Overnight Financing Rate

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026 the total market value of 144A securities is 30,120,133 or 12.8% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $3,561,122 at July 31, 2026.

(d)	Variable rate security; the rate shown represents the rate on July 31, 2026.

(e)	Percentage rounds to less than 0.1%.

(f)	Represents issuer in default on interest payments; non-income producing security.

(g)	Zero coupon bond.

(h)	Security was purchased with cash received as collateral for securities on loan at July 31, 2026. Total collateral had a value of $3,647,032 at July 31, 2026

(i)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

(j)	Rate disclosed is the seven day effective yield as of July 31, 2026.

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 94.8%
	ASSET MANAGEMENT — 1.2%
1,205,000	Focus Financial Partners, LLC(a)		6.7500	08/15/31	$1,198,252
705,000	HA Sustainable Infrastructure Capital, Inc.(b)	H15T5Y + 4.301%	8.0000	06/01/56	740,588
1,313,000	HA Sustainable Infrastructure Capital, Inc.(b)	H15T5Y + 3.478%	7.1250	11/15/56	1,323,795
					3,262,635
	AUTOMOTIVE — 2.0%
670,000	American Axle & Manufacturing, Inc.(a)		6.3750	10/15/32	666,778
895,000	American Axle & Manufacturing, Inc.(a)		7.7500	10/15/33	882,041
872,773	IHO Verwaltungs GmbH(a)		7.3750	05/15/33	905,135
405,000	Nissan Motor Company Ltd.(a)		4.8100	09/17/30	375,419
1,085,000	Nissan Motor Company Ltd.(a),(d)		8.1250	07/17/35	1,143,257
1,480,000	ZF North America Capital, Inc.(a)		6.8750	04/23/32	1,453,133
					5,425,763
	BIOTECH & PHARMA — 1.3%
1,201,000	BioMarin Pharmaceutical, Inc.(a)		5.5000	02/15/34	1,171,894
1,240,000	Perrigo Finance Unlimited Company(d)		6.1250	09/30/32	1,178,447
1,043,000	Prestige Brands, Inc.(a)		6.2500	07/15/34	1,047,187
					3,397,528
	CABLE & SATELLITE — 3.2%
1,316,000	Cable One, Inc.(a),(c)		4.0000	11/15/30	490,631
825,000	CCO Holdings, LLC / CCO Holdings Capital(a)		5.3750	06/01/29	801,823
810,000	CCO Holdings, LLC / CCO Holdings Capital(a),(d)		7.0000	02/01/33	776,831
1,210,000	CCO Holdings, LLC / CCO Holdings Capital(a),(d)		4.2500	01/15/34	989,381
450,000	CSC Holdings, LLC(a)		11.7500	01/31/29	257,921
1,325,000	CSC Holdings, LLC(a)		6.5000	02/01/29	751,323
540,000	CSC Holdings, LLC(a)		4.1250	12/01/30	302,520
1,572,000	Directv Financing, LLC / Directv Financing(a)		9.2500	06/01/32	1,609,785
995,000	Sirius XM Radio, Inc.(a)		4.0000	07/15/28	968,293
205,000	Sirius XM Radio, Inc.(a)		3.8750	09/01/31	185,076
570,000	Sirius XM Radio, LLC(a),(d)		5.8750	04/15/32	559,698
875,000	UPC Broadband Finco BV(a)		4.8750	07/15/31	821,792
					8,515,074
	CHEMICALS — 1.5%
855,000	Bond US Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco(a)		7.1250	06/15/33	860,617
450,000	FMC Corporation(a)		8.0000	06/01/31	465,465

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 94.8% (Continued)
	CHEMICALS — 1.5% (Continued)
2,155,000	FMC Corporation(b)	H15T5Y + 4.366%	8.4500	11/01/55	$1,620,164
1,140,000	Methanex US Operations, Inc.(a)		6.2500	03/15/32	1,151,880
					4,098,126
	COMMERCIAL SUPPORT SERVICES — 1.0%
1,450,000	Clean Harbors, Inc.(a)		5.7500	10/15/33	1,443,801
592,000	GFL Environmental Holdings US, Inc.(a)		5.5000	02/01/34	548,708
625,000	NES Fircroft Bondco A/S(a)		10.0000	08/13/31	636,328
					2,628,837
	CONSTRUCTION MATERIALS — 0.3%
730,000	Advanced Drainage Systems, Inc.(a)		5.3750	03/01/34	708,817

	CONTAINERS & PACKAGING — 2.1%
1,175,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh(a)		6.2500	01/30/31	1,184,302
1,250,000	Clydesdale Acquisition Holdings, Inc.(a),(d)		8.7500	04/15/30	1,195,723
395,000	Clydesdale Acquisition Holdings, Inc.(a)		6.7500	04/15/32	376,412
34,000	Crown Americas, LLC		5.2500	04/01/30	33,984
680,000	Crown Americas, LLC		5.8750	06/01/33	679,095
725,000	Silgan Holdings, Inc.		4.1250	02/01/28	716,335
1,486,000	Sword Purchaser, LLC(a)		8.2500	04/15/33	1,521,455
					5,707,306
	E-COMMERCE DISCRETIONARY — 0.7%
1,190,000	Wayfair, Inc.(a),(d)		6.7500	11/15/32	1,212,348
620,000	Wayfair, LLC(a)		7.1250	05/31/34	637,440
					1,849,788
	ELECTRIC UTILITIES — 3.3%
1,585,000	Clearway Energy Operating, LLC(a)		3.7500	01/15/32	1,424,478
1,739,000	NextEra Energy Operating Partners, L.P.(a),(d)		7.2500	01/15/29	1,793,491
1,185,000	NRG Energy Inc(a)		3.6250	02/15/31	1,092,603
475,000	NRG Energy, Inc.(a)		5.7500	01/15/34	462,881
700,000	NRG Energy, Inc.(a)		5.8750	05/15/34	687,642
450,000	NRG Energy, Inc.(a)		6.0000	01/15/36	440,795
795,000	Talen Energy Supply, LLC(a)		6.3750	05/01/33	783,358
607,000	Talen Energy Supply, LLC(a)		6.2500	02/01/34	595,138
607,000	Talen Energy Supply, LLC(a)		6.5000	02/01/36	600,733

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 94.8% (Continued)
	ELECTRIC UTILITIES — 3.3% (Continued)
279,000	XPLR Infrastructure Operating Partners, L.P.(a),(d)		8.3750	01/15/31	$296,670
756,000	XPLR Infrastructure Operating Partners, L.P.(a)		7.7500	04/15/34	792,395
					8,970,184
	ELECTRICAL EQUIPMENT — 0.5%
659,000	Cyprium Corp / Cyprium Holdings Luxembourg Sarl(a)		6.1250	04/15/31	656,048
659,000	Cyprium Corp / Cyprium Holdings Luxembourg Sarl(a)		6.3750	04/15/34	650,924
					1,306,972
	ENTERTAINMENT CONTENT — 2.7%
1,175,000	Banijay Entertainment S.A.SU(a)		8.1250	05/01/29	1,202,086
1,665,000	Discovery Global Holdings, Inc.(d)		5.0500	03/15/42	1,144,688
1,383,000	OAK-Eagle Acquireco, Inc.(a)		8.7500	07/01/34	1,457,885
874,000	Paramount Global(b),(d)	H15T5Y + 3.999%	6.3750	03/30/62	724,702
421,000	Univision Communications, Inc.(a)		7.3750	06/30/30	419,525
1,545,000	Univision Communications, Inc.(a)		8.5000	07/31/31	1,542,736
485,000	Univision Communications, Inc.(a)		9.3750	08/01/32	484,788
508,000	ViacomCBS, Inc.(b)	US0003M + 3.899%	6.2500	02/28/57	397,914
					7,374,324
	FOOD — 2.4%
1,035,000	HLF Financing Sarl, LLC / Herbalife International,(a)		4.8750	06/01/29	963,199
1,176,000	HLF Financing Sarl, LLC Herbalife International(a)		7.7500	05/01/33	1,184,310
1,450,000	Industrial F&B Investments III, Inc.(a)		7.7500	02/11/33	1,471,795
859,000	Land O’Lakes Capital Trust I(a)		7.4500	03/15/28	880,308
1,820,000	Post Holdings, Inc.(a)		6.2500	10/15/34	1,770,655
					6,270,267
	GAS & WATER UTILITIES — 0.3%
681,000	Venture Global Plaquemines Lng, LLC(a)		7.7500	05/01/35	755,190

	HEALTH CARE FACILITIES & SERVICES — 2.7%
1,280,000	Charles River Laboratories International, Inc.(a),(d)		4.0000	03/15/31	1,195,068
1,223,000	Concentra Escrow Issuer Corporation(a),(d)		6.8750	07/15/32	1,259,180
577,000	Molina Healthcare, Inc.(a)		3.8750	05/15/32	516,001
695,000	Molina Healthcare, Inc.(a)		6.2500	01/15/33	687,134
1,440,000	Star Parent, Inc.(a)		9.0000	10/01/30	1,513,990

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 94.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 2.7% (Continued)
1,620,000	Tenet Healthcare Corporation(a)		5.5000	11/15/32	$1,595,206
640,000	Tenet Healthcare Corporation(a),(d)		6.0000	11/15/33	642,099
					7,408,678
	HOME CONSTRUCTION — 1.0%
1,320,000	Ashton Woods USA, LLC / Ashton Woods Finance(a)		6.8750	08/01/33	1,318,461
889,000	Mattamy Group Corporation(a)		4.6250	03/01/30	854,679
555,000	Mattamy Group Corporation(a)		6.0000	12/15/33	529,728
					2,702,868
	HOUSEHOLD PRODUCTS — 0.5%
1,535,000	Edgewell Personal Care Company(a)		4.1250	04/01/29	1,478,151

	INDUSTRIAL SUPPORT SERVICES — 1.4%
728,000	ADI Escrow Issuer, LLC(a)		7.1250	07/15/34	744,211
1,106,000	EquipmentShare.com, Inc.(a)		8.6250	05/15/32	1,132,464
1,060,000	EquipmentShare.com, Inc.(a)		7.1250	07/01/34	1,011,673
299,000	Herc Holdings, Inc.(a)		7.0000	06/15/30	308,588
870,000	Herc Holdings, Inc.(a)		7.2500	06/15/33	898,177
					4,095,113
	INSTITUTIONAL FINANCIAL SERVICES — 1.1%
491,000	Jane Street Group / JSG Finance, Inc.(a)		7.1250	04/30/31	506,998
371,000	Jane Street Group / JSG Finance, Inc.(a)		6.1250	11/01/32	369,449
676,000	Jane Street Group / JSG Finance, Inc.(a)		6.7500	05/01/33	689,379
1,300,000	VFH Parent, LLC / Valor Co-Issuer, Inc.(a)		7.5000	06/15/31	1,348,987
					2,914,813
	INSURANCE — 3.1%
695,000	Acrisure, LLC / Acrisure Finance, Inc.(a)		7.5000	11/06/30	672,746
1,215,000	Acrisure, LLC / Acrisure Finance, Inc.(a)		6.7500	07/01/32	1,117,348
1,220,000	Alliant Holdings Intermediate, LLC / Alliant(a)		6.5000	10/01/31	1,220,382
1,460,000	Asurion, LLC and Asurion Co-Issuer, Inc.(a)		8.0000	12/31/32	1,477,793
1,926,000	Asurion, LLC and Asurion Co-Issuer, Inc.(a)		8.3750	02/01/34	1,755,989
980,000	Baldwin Insurance Group Holdings, LLC / Baldwin(a)		7.1250	05/15/31	988,936
1,200,000	Panther Escrow Issuer, LLC(a)		7.1250	06/01/31	1,198,094
					8,431,288

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 94.8% (Continued)
	INTERNET MEDIA & SERVICES — 1.4%
839,000	Arches Buyer, Inc.(a)		9.0000	08/15/31	$844,982
1,710,147	GrubHub Holdings, Inc.(a)		13.0000	07/31/30	1,449,139
588,000	Match Group Holdings II, LLC(a)		4.1250	08/01/30	550,448
201,000	Match Group Holdings II, LLC(a)		3.6250	10/01/31	179,367
795,000	Match Group Holdings II, LLC(a)		6.1250	09/15/33	776,138
					3,800,074
	LEISURE FACILITIES & SERVICES — 6.9%
530,000	Carnival Corporation(a)		5.7500	08/01/32	525,238
1,380,000	Carnival Corporation(a),(d)		6.1250	02/15/33	1,381,137
1,455,000	Flutter Treasury DAC(a)		5.8750	06/04/31	1,433,985
513,000	Hilton Grand Vacations Borrower Escrow, LLC /(a)		5.0000	06/01/29	497,739
920,000	Hilton Grand Vacations Borrower Escrow, LLC /(a),(d)		4.8750	07/01/31	851,496
1,190,000	Light & Wonder International, Inc.(a)		6.2500	10/01/33	1,169,764
943,000	Melco Resorts Finance Ltd.(a)		5.3750	12/04/29	911,613
375,000	Melco Resorts Finance Ltd.(a)		7.6250	04/17/32	382,712
855,000	MGM China Holdings Ltd.(a)		6.2500	05/15/33	820,597
72,000	NCL Corporation Ltd.(a)		5.8750	01/15/31	68,851
2,305,000	NCL Corporation Ltd.(a),(d)		6.7500	02/01/32	2,260,670
405,000	NCL Corporation Ltd.(a),(d)		6.2500	09/15/33	385,170
1,490,000	Ontario Gaming GTA, L.P.(a),(d)		8.0000	08/01/30	1,490,914
940,000	Royal Caribbean Cruises Ltd.(a)		6.0000	02/01/33	946,918
870,000	SeaWorld Parks & Entertainment, Inc.(a),(d)		5.2500	08/15/29	846,775
1,414,000	Station Casinos, LLC(a),(d)		6.6250	03/15/32	1,429,650
670,000	Travel + Leisure Company(a)		6.2500	06/01/31	671,343
999,000	Travel + Leisure Company(a)		6.1250	09/01/33	980,816
1,591,000	Voyager Parent, LLC(a)		9.2500	07/01/32	1,691,309
					18,746,697
	MACHINERY — 0.4%
990,000	Esab Corporation(a)		5.6250	04/01/31	980,861

	MEDICAL EQUIPMENT & DEVICES — 1.3%
1,440,000	Avantor Funding, Inc.(a)		3.8750	11/01/29	1,375,344
1,124,000	Sotera Health Holdings, LLC(a)		7.3750	06/01/31	1,165,482
985,000	Teleflex, Inc.(a)		5.8750	01/15/32	978,973
					3,519,799

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 94.8% (Continued)
	METALS & MINING — 2.5%
1,541,000	Capstone Copper Corporation(a)		6.7500	03/31/33	$1,550,064
935,000	First Quantum Minerals Ltd.(a)		6.3750	02/15/36	905,313
675,000	Hudbay Minerals, Inc.(a)		6.1250	04/01/29	679,737
1,134,000	Mineral Resources Ltd.(a)		8.5000	05/01/30	1,169,250
575,000	Mineral Resources Ltd.(a)		6.0000	05/01/32	562,864
330,000	Mineral Resources Ltd.(a)		6.2500	05/01/34	321,257
1,440,000	Novelis Corporation(a)		6.3750	08/15/33	1,438,219
					6,626,704
	OIL & GAS PRODUCERS — 11.6%
576,000	Antero Midstream Partners, L.P. / Antero Midstream(a)		5.7500	01/15/28	575,906
1,240,000	California Resources Corporation(a)		7.2500	01/15/35	1,226,070
485,000	Civitas Resources, Inc.(a),(d)		8.6250	11/01/30	509,346
500,000	Crescent Energy Finance, LLC(a)		7.6250	04/01/32	505,845
897,000	Crescent Energy Finance, LLC(a)		7.3750	01/15/33	901,557
1,195,000	DBR Land Holdings, LLC(a)		6.2500	12/01/30	1,206,066
1,081,000	Delek Logistics Partners, L.P. / Delek Logistics(a)		7.3750	06/30/33	1,106,798
615,000	Delek Logistics Partners, L.P. / Delek Logistics(a)		6.8750	06/01/34	618,235
1,290,000	Excelerate Energy, L.P.(a)		8.0000	05/15/30	1,352,112
244,000	Genesis Energy, L.P. / Genesis Energy Finance		8.8750	04/15/30	254,843
120,000	Genesis Energy, L.P. / Genesis Energy Finance		7.8750	05/15/32	123,987
880,000	Genesis Energy, L.P. / Genesis Energy Finance		8.0000	05/15/33	916,186
415,000	Genesis Energy, L.P. / Genesis Energy Finance		6.7500	03/15/34	414,098
445,000	Harvest Midstream I, L.P.(a)		7.5000	05/15/32	456,637
1,250,000	Harvest Midstream I, L.P.(a)		6.7500	05/15/34	1,255,574
751,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(a)		6.0000	02/01/31	732,447
1,070,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(a)		7.2500	02/15/35	1,061,872
770,000	Howard Midstream Energy Partners, LLC(a)		7.3750	07/15/32	795,764
380,000	Howard Midstream Energy Partners, LLC(a)		6.6250	01/15/34	384,413
402,000	Howard Midstream Energy Partners, LLC(a)		6.6250	01/15/35	401,888
1,850,000	ITT Holdings, LLC(a)		6.5000	08/01/29	1,830,530
1,185,000	Murphy Oil Corporation		6.5000	02/15/34	1,172,497
450,000	Murphy Oil USA, Inc.		4.7500	09/15/29	442,313

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 94.8% (Continued)
	OIL & GAS PRODUCERS — 11.6% (Continued)
1,020,000	Murphy Oil USA, Inc.(a)		5.8750	06/01/34	$1,011,440
833,000	NGL Energy Partners, L.P.(a)		8.1250	02/15/29	855,921
686,000	NGL Energy Partners, L.P.(a)		8.3750	02/15/32	713,542
1,450,000	Northern Oil & Gas, Inc.(a)		7.8750	10/15/33	1,452,238
870,000	SM Energy Company(a)		6.6250	04/15/34	865,170
120,000	Sunoco, L.P.(a)		5.6250	03/15/31	118,536
1,465,000	Sunoco, L.P.(a)		5.8750	03/15/34	1,436,531
780,000	Talos Production, Inc.(a),(d)		9.3750	02/01/31	822,852
779,000	Talos Production, Inc.(a)		8.0000	07/15/34	787,189
795,000	Venture Global Calcasieu Pass, LLC(a)		6.0000	05/01/36	786,077
1,022,000	Venture Global LNG, Inc.(a)		8.3750	06/01/31	1,056,796
955,000	Venture Global LNG, Inc.(a)		6.3750	12/15/34	930,653
665,000	Venture Global LNG, Inc.(a)		6.6250	06/15/36	652,094
547,000	Venture Global Plaquemines LNG, LLC(a)		6.5000	06/15/34	564,455
385,000	Vital Energy, Inc.(a)		7.8750	04/15/32	392,285
824,000	Wildfire Intermediate Holdings, LLC(a)		7.5000	10/15/29	849,096
					31,539,859
	OIL & GAS SERVICES & EQUIPMENT — 2.3%
770,000	Archrock Partners, L.P. / Archrock Partners(a)		6.6250	09/01/32	781,557
415,000	Archrock Services, L.P. / Archrock Partners(a)		6.0000	02/01/34	405,903
917,000	Kodiak Gas Services, LLC(a)		5.8750	04/01/31	908,154
262,000	Kodiak Gas Services, LLC(a)		6.5000	10/01/33	261,813
268,000	Kodiak Gas Services, LLC(a)		6.7500	10/01/35	270,188
1,215,000	Solaris Energy Infrastructure, Inc.(a)		6.3750	05/15/31	1,193,610
905,000	Valaris Ltd.(a)		8.3750	04/30/30	937,242
650,000	WBI Operating, LLC(a)		6.2500	10/15/30	650,247
680,000	WBI Operating, LLC(a)		6.5000	10/15/33	678,633
					6,087,347
	PUBLISHING & BROADCASTING — 0.9%
2,376,000	Nexstar Media, Inc.(a),(d)		7.2500	04/15/34	2,383,088

	REAL ESTATE INVESTMENT TRUSTS — 1.3%
1,675,000	Galaxy Helios Data Centers II, LLC(a)		9.8750	08/01/31	1,681,576
908,000	Iron Mountain, Inc.(a)		6.2500	01/15/35	897,335

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 94.8% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 1.3% (Continued)
975,000	RHP Hotel Properties, L.P. / RHP Finance(a)		5.7500	03/15/34	$955,119
					3,534,030
	REAL ESTATE OWNERS & DEVELOPERS — 0.4%
988,000	Greystar Real Estate Partners, LLC(a)		7.7500	09/01/30	1,022,815

	REAL ESTATE SERVICES — 0.3%
315,000	Cushman & Wakefield US Borrower, LLC(a)		6.7500	05/15/28	315,962
500,000	Cushman & Wakefield US Borrower, LLC(a)		8.8750	09/01/31	523,702
					839,664
	RENEWABLE ENERGY — 0.3%
554,000	EnerSys(a)		4.3750	12/15/27	547,860
195,000	EnerSys(a)		6.6250	01/15/32	197,633
					745,493
	RETAIL - CONSUMER STAPLES — 0.9%
310,000	Albertsons Companies, Inc.(a)		5.5000	03/31/31	298,188
1,329,000	Albertsons Companies, Inc.(a)		5.7500	03/31/34	1,237,337
1,055,000	Albertsons Companies, Inc. / Safeway, Inc. / New(a)		6.2500	03/15/33	1,023,270
					2,558,795
	RETAIL - DISCRETIONARY — 3.8%
850,000	Academy Ltd.(a)		5.8750	05/15/31	841,305
1,438,000	Champions Financing, Inc.(a),(d)		8.7500	02/15/29	1,423,493
1,348,000	Hertz Corporation (The)(a),(d)		12.6250	07/15/29	885,257
1,525,000	LBM Acquisition, LLC(a),(c)		9.5000	06/15/31	1,278,751
690,124	Park River Holdings, Inc.(a)		8.7500	12/31/30	637,986
1,170,000	Park River Holdings, Inc.(a)		8.0000	03/15/31	1,165,456
1,090,000	Petco Health & Wellness Company, Inc.(a),(d)		8.2500	02/01/31	1,094,253
320,000	PetSmart, Inc. / PetSmart Finance Corporation(a)		7.5000	09/15/32	323,568
1,000,000	PetSmart, Inc. / PetSmart Finance Corporation(a)		10.0000	09/15/33	995,911
928,000	Queen MergerCo, Inc.(a)		6.7500	04/30/32	948,862
168,000	QXO Building Products, Inc.(a)		6.5000	07/15/31	168,579
393,000	QXO Building Products, Inc.(a)		6.8750	07/15/34	393,856
					10,157,277
	SEMICONDUCTORS — 0.7%
960,000	Amkor Technology, Inc.(a)		5.8750	10/01/33	934,931

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 94.8% (Continued)
	SEMICONDUCTORS — 0.7% (Continued)
940,000	Entegris Escrow Corporation(a)		5.9500	06/15/30	$941,235
					1,876,166
	SOFTWARE — 3.0%
1,020,000	CoreWeave, Inc.(a)		9.7500	10/01/31	921,517
1,070,000	CoreWeave, Inc.(a)		9.6250	07/15/32	955,598
1,175,000	Flash Compute, LLC(a)		7.2500	12/31/30	1,188,043
675,000	Gen Digital, Inc.(a)		6.2500	04/01/33	664,894
882,000	Minerva Merger Sub, Inc.(a)		6.5000	02/15/30	851,879
606,000	NortonLifeLock, Inc.(a)		7.1250	09/30/30	615,487
2,009,024	Rackspace Finance, LLC(a)		3.5000	05/15/28	1,777,986
1,225,000	UKG, Inc.(a)		6.8750	02/01/31	1,199,656
					8,175,060
	SPECIALTY FINANCE — 8.9%
1,061,000	Air Lease Corporation(b)	H15T5Y + 4.076%	8.2560	06/15/70	1,068,688
1,120,000	Air Lease Corporation(b)	H15T5Y + 3.149%	4.1250	12/15/73	1,108,836
589,000	Ally Financial, Inc.		6.7000	02/14/33	599,648
611,000	Ally Financial, Inc.(b)	H15T5Y + 2.450%	6.6460	01/17/40	595,869
1,675,000	Arbor Realty SR, Inc.(a),(d)		7.8750	07/15/30	1,524,273
1,421,000	Blackstone Mortgage Trust, Inc.(a)		7.7500	12/01/29	1,469,919
265,000	Credit Acceptance Corporation(a)		9.2500	12/15/28	274,665
910,000	Credit Acceptance Corporation(a)		6.6250	03/15/30	910,728
1,460,000	Figure Technology Solutions, Inc.(a)		8.5000	07/31/31	1,444,508
175,000	FirstCash, Inc.(a)		5.6250	01/01/30	172,470
680,000	FirstCash, Inc.(a)		6.8750	03/01/32	690,844
710,000	FirstCash, Inc.(a)		6.1250	05/01/34	700,219
328,000	goeasy Ltd.(a)		7.6250	07/01/29	312,112
1,794,000	goeasy Ltd.(a)		6.8750	05/15/30	1,631,242
960,000	goeasy Ltd.(a),(d)		6.8750	02/15/31	859,070
302,000	Ladder Capital Finance Holdings LLLP / Ladder(a)		4.2500	02/01/27	301,321
435,000	Ladder Capital Finance Holdings LLLP / Ladder(a)		4.7500	06/15/29	423,886
1,575,000	Pattern Energy Operations, L.P. / Pattern Energy(a),(d)		4.5000	08/15/28	1,543,154
1,675,000	Phoenix Aviation Capital Ltd.(a)		9.2500	07/15/30	1,735,500
709,000	Planet Financial Group, LLC(a)		10.5000	12/15/29	692,215
1,475,000	Rfna, L.P.(a)		7.8750	02/15/30	1,480,371

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 94.8% (Continued)
	SPECIALTY FINANCE — 8.9% (Continued)
586,000	Rocket Companies, Inc.(a)		6.1250	08/01/31	$589,003
151,000	Rocket Companies, Inc.(a)		6.5000	06/15/34	152,372
855,000	SLM Corporation(b)	SOFRINDX + 2.710%	6.4950	05/15/32	852,667
346,000	Starwood Property Trust, Inc.(a)		5.8750	08/15/29	346,786
971,000	Starwood Property Trust, Inc.(a)		6.5000	07/01/30	987,700
33,000	Starwood Property Trust, Inc.(a)		6.1250	06/01/31	33,015
1,575,000	Walker & Dunlop, Inc.(a)		6.6250	04/01/33	1,578,177
					24,079,258
	STEEL — 1.3%
806,000	Allegheny Technologies, Inc.		4.8750	10/01/29	793,804
1,200,000	Cleveland-Cliffs, Inc.(a),(d)		7.0000	03/15/32	1,204,415
565,000	Cleveland-Cliffs, Inc.(a)		7.3750	05/01/33	571,562
50,000	Cleveland-Cliffs, Inc.(a),(d)		7.6250	01/15/34	50,637
1,032,000	Commercial Metals Company		3.8750	02/15/31	961,345
					3,581,763
	TECHNOLOGY HARDWARE — 1.5%
392,000	EquipmentShare.com, Inc.(a),(d)		8.0000	03/15/33	395,180
1,345,000	Imola Merger Corporation(a)		4.7500	05/15/29	1,310,752
1,230,000	TTM Technologies, Inc.(a)		4.0000	03/01/29	1,182,640
1,177,000	Viasat, Inc.(a),(d)		7.5000	05/30/31	1,178,928
					4,067,500
	TECHNOLOGY SERVICES — 2.8%
850,000	CACI International, Inc.(a)		6.3750	06/15/33	859,264
935,000	Fortress Intermediate 3, Inc.(a)		7.5000	06/01/31	952,070
1,470,000	Mobius Merger Sub, Inc.(a)		9.0000	06/01/30	1,007,083
955,000	Neptune Bidco US, Inc.(a)		9.2900	04/15/29	974,941
1,310,000	Neptune Bidco US, Inc.(a)		9.5000	02/15/33	1,336,168
1,214,000	Shift4 Payments, LLC / Shift4 Payments Finance(a)		6.7500	08/15/32	1,216,134
1,289,000	WEX, Inc.(a)		6.5000	03/15/33	1,281,935
					7,627,595
	TELECOMMUNICATIONS — 7.2%
1,218,000	APLD ComputeCompany 2, LLC(a),(d)		6.7500	03/15/31	1,192,207
655,000	APLD ComputeCompany 3, LLC(a)		7.0000	06/15/31	637,142

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 94.8% (Continued)
	TELECOMMUNICATIONS — 7.2% (Continued)
632,000	Bell Telephone Company of Canada or Bell Canada(b),(d)	H15T5Y + 2.390%	6.8750	09/15/55	$637,499
670,000	Bell Telephone Company of Canada or Bell Canada(b)	H15T5Y + 2.363%	7.0000	09/15/55	675,621
1,305,000	Black Pearl Compute, LLC(a)		6.1250	02/15/31	1,302,862
1,585,000	C&W Senior Finance Ltd.(a)		9.0000	01/15/33	1,612,300
750,000	Connect Finco S.A.RL / Connect US Finco, LLC(a)		9.0000	09/15/29	787,415
1,690,000	Core Scientific Finance I, LLC(a)		7.7500	05/15/31	1,656,199
865,000	ELK Grove Village Property, LLC(a),(d)		7.5000	06/15/31	831,055
223,000	Iliad Holding S.A.SU(a)		8.5000	04/15/31	234,608
2,326,000	Iliad Holding S.A.SU(a)		7.0000	04/15/32	2,350,148
1,460,000	Meridian Arc Holdco, LLC(a)		6.2500	04/30/31	1,404,783
1,470,000	PR RNO Property Owner 1, LLC(a)		6.5000	05/01/31	1,383,907
520,000	Rogers Communications, Inc.(b)	H15T5Y + 2.653%	7.0000	04/15/55	523,377
867,000	Rogers Communications, Inc.(b)	H15T5Y + 2.620%	7.1250	04/15/55	870,350
604,000	Sable International Finance Ltd.(a)		7.1250	10/15/32	597,480
540,000	Stingray Compute, LLC(a),(d)		6.0000	06/15/31	527,143
2,268,813	Zayo Group Holdings, Inc.(a)		9.0000	09/09/30	2,226,273
					19,450,369
	TRANSPORTATION & LOGISTICS — 1.2%
575,000	Air Canada(a)		3.8750	08/15/26	575,648
868,000	Star Leasing Company, LLC(a)		7.6250	02/15/30	845,505
1,115,000	Stonepeak Nile Parent, LLC(a)		7.2500	03/15/32	1,149,779
636,574	WestJet Airlines Ltd.(a)		8.0000	02/14/31	627,129
					3,198,061
	WHOLESALE - CONSUMER STAPLES — 0.7%
695,000	Performance Food Group, Inc.(a)		4.2500	08/01/29	672,313
285,000	Performance Food Group, Inc.(a)		5.6250	03/01/34	276,618
940,000	US Foods, Inc.(a)		5.7500	04/15/33	931,129
					1,880,060
	WHOLESALE - DISCRETIONARY — 0.9%
945,000	Dealer Tire Financial, LLC(a)		10.3750	10/01/31	919,042
1,475,000	Verde Purchaser, LLC(a)		10.5000	11/30/30	1,517,072
					2,436,114
	TOTAL CORPORATE BONDS (Cost $258,435,091)				256,216,171

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 16.9%
	COLLATERAL FOR SECURITIES LOANED - 12.9%
34,676,834	Mount Vernon Liquid Assets Portfolio, 3.74% (Cost $34,676,834)(c)(e)	$34,676,834

	MONEY MARKET FUND - 4.0%
10,897,182	First American Government Obligations Fund Class Z, 3.53% (Cost $10,897,182)(e)	10,897,182

	TOTAL SHORT-TERM INVESTMENTS (Cost $45,574,016)	45,574,016

	TOTAL INVESTMENTS - 111.7% (Cost $304,009,107)	$301,790,187
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.7)%	(31,503,384)
	NET ASSETS - 100.0%	$270,286,803

A/S	- Anonim Sirketi

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

REIT	- Real Estate Investment Trust

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

US0003M	ICE LIBOR USD 3 Month

SOFRINDX	SOFRINDX

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026 the total market value of 144A securities is 235,644,831 or 87.2% of net assets.

(b)	Variable rate security; the rate shown represents the rate on July 31, 2026.

(c)	Security was purchased with cash received as collateral for securities on loan at July 31, 2026. Total collateral had a value of $34,676,834 at July 31, 2026.

(d)	All or a portion of these securities are on loan. Total loaned securities had a value of $33,956,224 at July 31, 2026.

(e)	Rate disclosed is the seven day effective yield as of July 31, 2026.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares					Fair Value
	COMMON STOCKS — 0.1%
	CONTAINERS & PACKAGING - 0.1%
48,627	KLEOPATRA FINCO BDS(a)				$102,033

	REAL ESTATE OWNERS & DEVELOPERS - 0.0%(b)
600	Country Garden Holdings Company Ltd.(a)				13

	TOTAL COMMON STOCKS (Cost $78,392)				102,046

Principal Amount ($)			Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 0.3%
	ENGINEERING & CONSTRUCTION — 0.3%
400,000 USD	HTA Group Ltd./Mauritius		2.8750	03/18/27	425,219

	REAL ESTATE OWNERS & DEVELOPERS — 0.0%(b)
167,345 USD	Country Garden Holdings Company Ltd.(c),(d)		0.0000	12/31/31	11,170

	TOTAL CONVERTIBLE BONDS (Cost $417,712)				436,389

		Spread
	CORPORATE BONDS — 57.8%
	AEROSPACE & DEFENSE — 0.2%
200,000 EUR	Airbus S.E.		2.3750	04/07/32	218,135

	APPAREL & TEXTILE PRODUCTS — 0.5%
200,000 EUR	Beach Acquisition Bidco, LLC(c)		5.2500	07/15/32	232,428
320,000 EUR	Beach Acquisition Bidco, LLC		5.2500	07/15/32	371,886
					604,314
	ASSET MANAGEMENT — 0.8%
250,000 EUR	Blackrock, Inc.		3.7500	07/18/35	286,360
335,000 USD	Brookfield Asset Management Ltd.		5.7950	04/24/35	335,061
470,000 USD	UBS Group A.G.(c),(e)	H15T1Y + 1.100%	2.7460	02/11/33	412,186
					1,033,607

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 57.8% (Continued)
	AUTOMOTIVE — 1.3%
35,000 USD	Aptiv plc / Aptiv Global Financing DAC(e)	H15T5Y + 3.385%	6.8750	12/15/54	$35,520
395,000 EUR	Forvia S.E.		5.5000	06/15/31	465,795
325,000 USD	Hyundai Capital Services, Inc.(c)		5.2500	01/22/28	326,856
405,000 USD	Stellantis Finance US, Inc.(c)		2.6910	09/15/31	341,690
300,000 EUR	Volkswagen Bank GmbH		3.6250	10/02/32	337,549
					1,507,410
	BANKING — 10.5%
128,000 USD	Akbank TAS(c),(e)	H15T5Y + 3.726%	7.8750	09/04/35	127,785
330,000 USD	ASB Bank Ltd.(c),(e)	H15T5Y + 2.250%	5.2840	06/17/32	330,375
340,000 USD	Australia & New Zealand Banking Group Ltd.(c),(e)	H15T10Y + 1.350%	5.8160	06/18/36	338,785
292,000 USD	Banca Mifel S.A.(c),(e)	H15T5Y + 5.213%	9.2500	05/14/76	294,665
300,000 EUR	Banco Bilbao Vizcaya Argentaria S.A.		3.5000	02/10/27	346,895
447,000 USD	Banco Davivienda S.A.(c),(e)	H15T10Y + 5.097%	6.6500	04/22/71	417,240
276,000 USD	Banco de Credito e Inversiones S.A.(c),(e)	H15T5Y + 3.767%	7.5000	12/15/73	288,199
643,000 USD	Banco Mercantil del Norte S.A.(c),(e)	H15T10Y + 5.034%	6.6250	01/24/70	610,587
473,000 USD	Banco Mercantil del Norte S.A.(c),(e)	H15T5Y + 4.643%	5.8750	11/24/71	471,671
300,000 EUR	Banco Santander S.A.		4.8750	10/18/31	364,834
88,000 USD	Bank of Georgia JSC(c)		6.5000	06/03/31	87,187
420,000 USD	Barclays PLC(e)	SOFRRATE + 1.910%	5.3350	09/10/35	408,406
300,000 EUR	BNP Paribas S.A.(e)	EUR003M + 1.050%	3.4940	09/17/33	336,971
400,000 USD	BPCE S.A.(c),(e)	H15T1Y + 2.791%	6.5080	01/18/35	408,703
2,000,000 EUR	Bundesschatzanweisungen		2.2000	03/11/27	2,301,936
300,000 EUR	CaixaBank S.A.		4.2500	09/06/30	357,061
385,000 USD	Deutsche Bank A.G.(e)	SOFRRATE + 3.650%	7.0790	02/10/34	409,080
217,000 USD	Eldik Bank OAO(c)		8.5000	04/23/31	216,408
415,000 USD	HSBC Holdings PLC(e)	SOFRRATE + 1.290%	5.2860	11/19/30	417,088
300,000 EUR	Intesa Sanpaolo SpA		5.1250	08/29/31	369,979
470,000 USD	Mizuho Financial Group, Inc.		2.5640	09/13/31	411,078
365,000 USD	National Australia Bank Ltd.(c),(e)	H15T1Y + 1.180%	5.6250	06/04/37	356,047
315,000 USD	NatWest Group PLC(e)	H15T5Y + 2.200%	6.4750	06/01/34	324,202
236,000 USD	NBK Tier 1 Ltd.(c),(e)	CMTUSD6Y + 2.403%	6.3750	07/10/73	236,432
200,000 USD	SAB AT1 Ltd.(e)	H15T5Y + 2.302%	6.5000	05/21/75	201,429

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 57.8% (Continued)
	BANKING — 10.5% (Continued)
385,000 USD	Societe Generale S.A.(c),(e)	H15T1Y + 2.950%	6.6910	01/10/34	$403,562
365,000 USD	Standard Chartered plc(c),(e)	H15T1Y + 1.900%	3.6030	01/12/33	331,206
330,000 USD	Toronto-Dominion Bank (The)(e)	H15T5Y + 4.075%	8.1250	10/31/82	340,399
84,000 USD	Turkiye Garanti Bankasi A/S(c),(e)	H15T5Y + 3.836%	8.1250	01/03/35	84,633
800,000 GBP	United Kingdom Gilt		4.1250	01/29/27	1,078,557
117,000 USD	Yapi ve Kredi Bankasi A/S(c)		7.1250	10/10/29	118,190
					12,789,590
	BEVERAGES — 0.2%
245,000 EUR	Molson Coors Beverage Company		3.8000	06/15/32	281,649

	BIOTECH & PHARMA — 2.1%
490,000 EUR	Cheplapharm Arzneimittel GmbH		7.5000	05/15/30	585,697
390,000 USD	EMD Finance, LLC(c)		5.0000	10/15/35	374,710
370,000 EUR	Grifols S.A.		3.8750	10/15/28	424,291
480,000 EUR	Perrigo Finance Unlimited Company		5.3750	09/30/32	539,363
525,000 USD	Royalty Pharma plc		3.3000	09/02/40	394,506
300,000 EUR	Takeda Pharmaceutical Company Ltd.		1.0000	07/09/29	323,031
					2,641,598
	CABLE & SATELLITE — 0.5%
165,000 EUR	Altice Financing S.A.		4.2500	08/15/29	123,363
475,000 EUR	United Group BV		4.6250	08/15/28	549,381
					672,744
	CHEMICALS — 2.5%
300,000 EUR	Bond US Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH(c)		6.5000	06/15/33	348,222
150,000 EUR	INEOS Finance plc		7.2500	03/31/31	162,626
330,000 EUR	INEOS Finance plc(c)		7.2500	03/31/31	358,477
500,000 EUR	Maxam Prill Sarl(c)		6.0000	07/15/30	589,803
100,000 EUR	Nouryon Finance BV(c)		6.1250	07/15/31	117,089
402,000 USD	OCP S.A.(c)		7.5000	05/02/54	412,917
271,000 USD	Orbia Advance Corp S.A.B. de C.V.(c)		7.5000	05/13/35	273,969
199,000 USD	Orbia Advance Corp S.A.B. de C.V.(c)		5.8750	09/17/44	159,880
321,000 USD	Sasol Financing USA, LLC		4.3750	09/18/26	321,560
132,000 USD	Sasol Financing USA, LLC(c),(f)		8.7500	05/03/29	138,614
138,000 USD	Sasol Financing USA, LLC(c)		8.7500	04/10/33	144,317

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 57.8% (Continued)
	CHEMICALS — 2.5% (Continued)
200,000 USD	UPL Corporation Ltd.	4.6250	06/16/30	$185,162
				3,212,636
	COMMERCIAL SUPPORT SERVICES — 0.3%
35,000 USD	Sodexo, Inc.(c)	5.1500	08/15/30	34,932
330,000 USD	Sodexo, Inc.(c)	5.8000	08/15/35	329,625
				364,557
	CONSTRUCTION MATERIALS — 0.4%
325,000 EUR	Holcim Finance Luxembourg S.A.	0.5000	09/03/30	332,506
83,000 USD	Limak Cimento Sanayi ve Ticaret A/S(c)	9.7500	07/25/29	83,420
				415,926
	CONSUMER SERVICES — 0.2%
64,000 USD	Amazon Conservation DAC(c)	6.0340	01/16/42	63,213
163,000 USD	Green Palm Bidco Sarl(c)	5.9570	06/30/41	159,739
				222,952
	CONTAINERS & PACKAGING — 0.7%
300,000 EUR	Amcor UK Finance PLC	3.7500	02/20/33	338,232
410,000 EUR	Trivium Packaging Finance BV	6.6250	07/15/30	493,256
				831,488
	ELEC & GAS MARKETING & TRADING — 0.3%
300,000 EUR	Orsted A/S	1.5000	11/26/29	324,729

	ELECTRIC UTILITIES — 4.8%
260,000 USD	Adani Electricity Mumbai Ltd.(c)	3.9490	02/12/30	243,981
218,622 USD	Adani Green Energy UP Ltd. / Prayatna Developers PVt Ltd.(c)	6.7000	03/12/42	214,078
248,710 USD	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd.(c)	4.6250	10/15/39	211,709
50,000 USD	Aydem Yenilenebilir Enerji A/S(c)	9.8750	09/30/30	49,370
315,000 USD	Capital Power US Holdings, Inc.(c)	6.1890	06/01/35	318,211
43,000 USD	Comision Ejecutiva Hidroelectrica del Rio Lempa(c)	8.6500	01/24/33	46,242
12,000 USD	Comision Federal de Electricidad(c)	6.4500	01/24/35	11,793
285,000 EUR	E.ON S.E.	3.5000	03/25/32	327,833
310,000 USD	Electricite de France S.A.(c)	6.9000	05/23/53	320,581
205,000 USD	Enel Finance International N.V.(c)	6.0000	10/07/39	203,460
125,000 USD	Enel Finance International N.V.(c)	5.5000	06/15/52	109,974
100,000 EUR	Energo-Pro A/S(c)	8.0000	05/27/30	121,360

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 57.8% (Continued)
	ELECTRIC UTILITIES — 4.8% (Continued)
200,000 EUR	Energo-Pro A/S	6.4500	04/15/31	$231,199
355,000 USD	Engie S.A.(c)	5.6250	04/10/34	360,797
223,000 USD	Eskom Holdings SOC Ltd.(c)	8.4500	08/10/28	234,817
291,181 USD	Generacion Mediterranea S.A. / Central Termica Roca S.A.(c)	7.5000	12/31/34	235,347
40,092 USD	Generacion Mediterranea S.A. / Central Termica Roca S.A.(c)	10.5000	06/30/36	16,638
71,000 USD	Gurmat Elektrik Uretim A/S(c)	10.7480	05/21/35	70,193
143,200 USD	India Green Power Holdings(c)	4.0000	02/22/27	141,763
204,435 USD	Minejesa Capital BV(c)	4.6250	08/10/30	200,996
220,000 USD	Minejesa Capital BV(c)	5.6250	08/10/37	205,737
238,086 USD	Mong Duong Finance Holdings BV(c)	5.1250	05/07/29	234,770
490,800 USD	MSU Energy S.A.(c)	9.7500	12/05/30	502,335
266,000 USD	MSU Green Energy(c)	9.7500	06/16/36	260,427
300,000 EUR	National Grid PLC	0.1630	01/20/28	331,489
300,000 EUR	Naturgy Finance BV	1.5000	01/29/28	338,383
8,000 USD	Perusahaan Perseroan Persero PT Perusahaan Listrik	3.3750	02/05/30	7,445
55,000 USD	Perusahaan Perseroan Persero PT Perusahaan Listrik	4.8750	07/17/49	42,127
31,000 USD	Perusahaan Perseroan Persero PT Perusahaan Listrik	4.0000	06/30/50	20,259
214,000 USD	Saavi Energia Sarl(c)	8.8750	02/10/35	231,559
109,000 USD	Zorlu Enerji Elektrik Uretim A/S(c)	11.0000	04/23/30	81,077
				5,925,950
	ELECTRICAL EQUIPMENT — 0.0%(b)
36,439 EUR	TK Elevator Midco GmbH	4.3750	07/15/27	42,137

	ENGINEERING & CONSTRUCTION — 1.5%
420,000 USD	ATP Tower Holdings / Andean Telecom Partners Chile SpA(c)	7.8750	02/03/30	429,075
200,000 EUR	Cellnex Finance Company S.A.	2.0000	02/15/33	205,847
405,000 USD	HTA Group Ltd./Mauritius(c)	7.5000	06/04/29	414,140
190,000 USD	IHS Holding Ltd.(c)	6.2500	11/29/28	189,043
260,000 USD	IHS Holding Ltd.(c)	7.8750	05/29/30	266,676
242,000 USD	IHS Holding Ltd.(c)	8.2500	11/29/31	252,477
118,246 USD	IHS Netherlands Holdco BV(c)	8.0000	09/18/27	118,295
				1,875,553
	ENTERTAINMENT CONTENT — 0.4%
260,000 GBP	Pinewood Finco PLC(c)	6.0000	03/27/30	350,333

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 57.8% (Continued)
	ENTERTAINMENT CONTENT — 0.4% (Continued)
100,000 GBP	Pinewood Finco PLC		6.0000	03/27/30	$134,743
					485,076
	FOOD — 1.7%
300,000 USD	Adecoagro S.A.(c)		7.5000	07/29/32	294,795
300,000 EUR	Danone S.A.		3.0710	09/07/32	336,223
400,000 EUR	Froneri Lux FinCompany S.A.RL(c)		4.7500	08/01/32	448,471
375,000 USD	Grupo Nutresa S.A.(c),(e)	H15T5Y + 4.103%	7.8750	04/21/72	371,025
295,000 EUR	Magnum Icc Finance BV		4.0000	11/26/37	327,923
210,000 USD	MHP Lux S.A.		10.5000	07/28/29	218,538
104,000 USD	Minerva Luxembourg S.A.(c)		4.3750	03/18/31	91,177
					2,088,152
	FORESTRY, PAPER & WOOD PRODUCTS — 0.1%
176,000 USD	Eldorado Intl. Finance GmbH(c)		8.5000	12/01/32	180,664

	GAS & WATER UTILITIES — 0.2%
206,000 USD	Promigas S.A. ESP / Gases del Pacifico S.A.C(c),(e)	H15T5Y + 3.632%	7.7500	06/24/56	210,264

	HEALTH CARE FACILITIES & SERVICES — 0.3%
345,000 USD	Icon Investments Six DAC(f)		6.0000	05/08/34	348,587

	INDUSTRIAL SUPPORT SERVICES — 1.2%
400,000 EUR	Albion Financing 1 S.A.RL / Aggreko Holdings, Inc.		5.3750	05/21/30	474,206
320,000 USD	Ashtead Capital, Inc.(c)		5.9500	10/15/33	325,175
100,000 EUR	Motability Operations Group PLC		3.6250	01/22/33	112,945
200,000 GBP	Motability Operations Group PLC		5.6250	01/24/54	228,669
295,000 USD	Vamos Europe S.A.(c)		9.2000	01/26/31	280,545
					1,421,540
	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
345,000 USD	Lseg US Fin Corporation(c)		5.2500	03/23/36	335,481

	INSURANCE — 1.6%
300,000 EUR	Allianz S.E.(e)	EUR003M + 3.350%	3.0990	07/06/47	344,342
490,000 EUR	Ardonagh Finco Ltd.		6.8750	02/15/31	572,259
300,000 EUR	Liberty Mutual Group, Inc.		3.8750	09/26/35	336,210

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 57.8% (Continued)
	INSURANCE — 1.6% (Continued)
280,000 USD	Nippon Life Insurance Company(c),(e)	H15T5Y + 2.954%	6.2500	09/13/53	$286,709
350,000 USD	Sumitomo Life Insurance Company(c),(e)	H15T5Y + 2.651%	5.8750	09/10/55	345,316
					1,884,836
	INTERNET MEDIA & SERVICES — 0.6%
250,000 EUR	Booking Holdings, Inc.		4.5000	11/15/31	298,862
232,000 USD	Prosus N.V.(c)		3.0610	07/13/31	207,547
127,000 USD	Prosus N.V.		3.0610	07/13/31	113,615
269,000 USD	Prosus N.V.(c)		3.8320	02/08/51	171,980
					792,004
	LEISURE FACILITIES & SERVICES — 1.8%
400,000 EUR	Allwyn Entertainment Financing UK PLC(c)		4.6250	08/15/31	457,771
300,000 EUR	Flutter Treasury DAC		4.0000	06/04/31	340,013
380,000 GBP	Flutter Treasury DAC		6.1250	06/04/31	506,841
106,000 USD	Melco Resorts Finance Ltd.(c)		5.7500	07/21/28	105,087
388,000 USD	Melco Resorts Finance Ltd.		5.7500	07/21/28	384,660
59,000 USD	Melco Resorts Finance Ltd.(c)		5.3750	12/04/29	57,036
200,000 USD	Melco Resorts Finance Ltd.		5.3750	12/04/29	193,343
73,000 USD	Studio City Company Ltd.(c)		6.1250	05/15/31	72,023
384,000 USD	Studio City Finance Ltd.(c)		5.0000	01/15/29	366,027
					2,482,801
	MEDICAL EQUIPMENT & DEVICES — 0.8%
380,000 USD	180 Medical, Inc.(c)		5.3000	10/08/35	364,284
200,000 EUR	Medtronic Global Holdings SCA		0.7500	10/15/32	194,509
370,000 USD	Smith & Nephew plc		5.4000	03/20/34	365,817
					924,610
	METALS & MINING — 1.3%
43,000 USD	Corp Nacional del Cobre de Chile(c)		6.3300	01/13/35	44,200
6,000 USD	Corp Nacional del Cobre de Chile(c)		3.7000	01/30/50	3,980
181,000 USD	Freeport Indonesia PT		5.3150	04/14/32	177,245
28,000 USD	Freeport Indonesia PT		6.2000	04/14/52	26,078
300,000 EUR	Glencore Capital Finance DAC		1.1250	03/10/28	334,477
67,000 USD	Indika Energy Tbk P.T.(c)		8.7500	05/07/29	68,244
26,000 USD	Indonesia Asahan Aluminium Persero PT(c)		5.8000	05/15/50	23,499
522,020 USD	Samarco Mineracao S.A.(c),(f)		9.0000	06/30/31	526,304

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 57.8% (Continued)
	METALS & MINING — 1.3% (Continued)
200,000 USD	Vedanta Resources Finance II plc(c)		7.3750	07/13/34	$198,904
268,000 USD	Volcan Cia Minera S.A.A(c)		8.5000	10/28/32	276,871
100,000 USD	WE Soda Investments Holding PLC(c)		9.5000	10/06/28	100,632
					1,780,434
	OIL & GAS PRODUCERS — 7.4%
332,000 USD	3R Lux S.A.RL(c)		9.7500	02/05/31	351,588
78,000 USD	AI Candelaria Spain S.A.(c)		5.7500	06/15/33	72,032
600,000 USD	AI Candelaria Spain S.A.		5.7500	06/15/33	554,094
350,000 USD	Aker BP ASA(c)		6.0000	06/13/33	358,916
260,000 USD	Azule Energy Finance plc(c)		8.1250	01/23/30	263,978
300,000 USD	Azule Energy Finance plc(c)		8.2500	01/22/31	305,177
335,000 USD	BP Capital Markets plc(e)	H15T5Y + 4.398%	4.8750	12/22/00	327,493
133,000 USD	Energean Israel Finance Ltd.(c)		5.3750	03/30/28	131,769
150,000 USD	Energean Israel Finance Ltd.(c)		5.8750	03/30/31	143,679
375,000 USD	Eni SpA(c)		6.0000	05/18/56	353,332
352,000 USD	Geopark Ltd.(c)		8.7500	01/31/30	355,418
459,000 USD	Gran Tierra Energy, Inc.(c)		9.7500	04/15/31	412,732
12,000 USD	Greensaif Pipelines Bidco Sarl(c)		6.1290	02/23/38	11,991
350,000 USD	Harbour Energy PLC(c)		6.3270	04/01/35	351,990
106,000 USD	KazMunayGas National Company JSC(c)		5.3750	04/24/30	105,792
25,000 USD	KazMunayGas National Company JSC(c)		5.7500	04/19/47	22,576
29,000 USD	KazMunayGas National Company JSC(c)		6.3750	10/24/48	27,894
300,000 USD	Kosmos Energy Gta Holdings(c)		11.2500	01/29/31	315,354
30,000 USD	Kosmos Energy Ltd.		7.5000	03/01/28	29,709
56,000 USD	Kosmos Energy Ltd.(c)		8.7500	10/01/31	49,097
245,000 USD	Leviathan Bond Ltd.(c)		6.7500	06/30/30	251,020
467,862 USD	MC Brazil Downstream Trading S.A.RL		7.2500	06/30/31	460,511
286,000 USD	Medco Laurel Tree Pte Ltd.(c)		6.9500	11/12/28	286,367
224,000 USD	Medco Maple Tree Pte Ltd.		8.9600	04/27/29	230,002
491,000 USD	PDVSA(g)		9.0000	11/17/21	211,130
460,000 USD	Petroleos de Venezuela S.A.(g)		0.0000	05/17/35	209,438
121,000 USD	Petroleos del Peru S.A.		4.7500	06/19/32	103,910
102,000 USD	Petroleos Mexicanos		6.7000	02/16/32	101,776
508,000 USD	Petroleos Mexicanos		6.3500	02/12/48	401,447

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 57.8% (Continued)
	OIL & GAS PRODUCERS — 7.4% (Continued)
134,000 USD	Petroleos Mexicanos		7.6900	01/23/50	$119,688
14,000 USD	Petronas Capital Ltd.		2.4800	01/28/32	12,315
22,000 USD	Petronas Capital Ltd.(c)		5.8480	04/03/55	21,605
42,000 USD	Petronas Capital Ltd.		3.4040	04/28/61	26,438
254,000 USD	Raizen Fuels Finance S.A.(c)		6.2500	07/08/32	135,217
12,000 USD	Saudi Arabian Oil Company(c)		5.8750	07/17/64	10,626
335,000 USD	South Bow USA Infrastructure Holdings, LLC		5.5840	10/01/34	328,526
300,000 EUR	TotalEnergies Capital Canada Ltd.		2.1250	09/18/29	334,524
30,000 USD	TransCanada PipeLines Ltd.(e)	H15T5Y + 2.117%	6.3750	10/17/56	30,104
277,000 USD	Trident Energy Finance PLC(c)		12.5000	11/30/29	292,762
134,000 USD	Tullow Holdco 2 Ltd.(c)		15.0000	11/15/28	138,690
316,000 USD	Uzbekneftegaz JSC(c)		8.7500	05/07/30	337,515
478,000 USD	YPF S.A.(c),(f)		9.5000	01/17/31	508,006
					9,096,228
	OIL & GAS SERVICES & EQUIPMENT — 2.1%
482,000 USD	FORESEA Holding S.A.(c)		7.5000	06/15/30	478,872
360,918 USD	MV24 Capital BV(c)		6.7480	06/01/34	365,605
320,000 USD	NewCompany Holding USD 20 Sarl(c)		9.3750	11/07/29	337,920
403,750 USD	OHI Group S.A.(c)		13.0000	07/22/29	409,637
581,625 USD	Poinsettia Finance Ltd.		6.6250	06/17/31	569,597
259,380 USD	Yinson Boronia Production BV(c)		8.9470	07/31/42	285,689
					2,447,320
	PUBLISHING & BROADCASTING — 0.3%
300,000 EUR	Bertelsmann S.E. & Company KGaA		3.5000	05/29/29	347,655

	REAL ESTATE OWNERS & DEVELOPERS — 1.4%
248,000 USD	Aldar Properties PJSC(c),(e)	H15T5Y + 2.018%	5.8750	04/14/56	227,443
700,000 USD	China SCE Group Holdings Ltd.(g)		7.0000	05/02/25	15,838
100,000 EUR	CPI Property Group S.A.		6.0000	01/27/32	111,240
400,000 EUR	CPI Property Group S.A.(e)	EUAMDB05 + 5.232%	7.5000	06/24/73	416,719
200,000 USD	GLP Pte Ltd.		9.7500	05/20/28	181,430
500,000 USD	Longfor Group Holdings Ltd.		3.8500	01/13/32	377,312
200,000 USD	NWD Finance BVI Ltd.	H15T5Y + 7.889%	12.1790	06/22/70	195,941

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 57.8% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS — 1.4% (Continued)
200,000 USD	NWD MTN Ltd.		4.1250	07/18/29	$168,268
108,267 USD	Port Of Spain Waterfront Development		7.8750	02/19/40	112,056
					1,806,247
	REIT — 0.7%
200,000 EUR	Iron Mountain, Inc.		4.7500	01/15/34	225,190
400,000 EUR	Iron Mountain, Inc.(c)		4.7500	01/15/34	450,380
250,000 EUR	Prologis Euro Finance, LLC		4.6250	05/23/33	299,698
					975,268
	RENEWABLE ENERGY — 0.3%
302,000 USD	FS Luxembourg Sarl(c)		8.1250	02/11/36	275,356
102,000 USD	Investment Energy Resources Ltd.(c)		6.2500	04/26/29	100,205
57,000 USD	Limak Yenilenebilir Enerji A/S(c)		9.6250	08/12/30	56,246
					431,807
	RETAIL - CONSUMER STAPLES — 0.8%
380,000 USD	Alimentation Couche-Tard, Inc.(c)		5.0770	09/29/35	366,853
300,000 EUR	Carrefour S.A.		4.3750	11/14/31	356,500
300,000 EUR	Tesco Corporate Treasury Services plc		3.3750	05/06/32	339,762
					1,063,115
	RETAIL - DISCRETIONARY — 0.1%
146,000 USD	Movida Europe S.A.(c)		9.7000	10/11/33	137,751

	SEMICONDUCTORS — 0.7%
470,000 EUR	MKS, Inc.		4.2500	02/15/34	525,019
335,000 USD	NXP BV / NXP Funding, LLC / NXP USA, Inc.		5.2500	08/19/35	325,054
					850,073
	SPECIALTY FINANCE — 1.1%
400,000 USD	AerCap Ireland Capital DAC / AerCap Global Aviation Trust		3.3000	01/30/32	361,461
240,000 USD	Avilease Capital Ltd.(c)		5.5000	06/30/31	238,631
330,000 USD	Avolon Holdings Funding Ltd.(c)		5.1500	01/15/30	329,259
330,000 EUR	Intrum Investments And Financing A.B.		7.7500	09/11/27	385,555
					1,314,906
	STEEL — 0.3%
249,000 USD	CSN Resources S.A.(c),(f)		4.6250	06/10/31	153,978
150,000 USD	Metinvest BV(c)		7.6500	10/01/27	147,975

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 57.8% (Continued)
	STEEL — 0.3% (Continued)
126,000 USD	Metinvest BV(c)		7.7500	10/17/29	$117,875
					419,828
	TECHNOLOGY HARDWARE — 0.3%
385,000 USD	Flex Ltd.		5.3750	11/13/35	367,597

	TECHNOLOGY SERVICES — 0.8%
320,000 EUR	ION Platform Finance S.A.RL(c)		7.8750	05/01/29	346,371
100,000 EUR	ION Platform Finance S.A.RL		7.8750	05/01/29	108,241
475,000 EUR	Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc.		5.5000	05/15/33	538,421
					993,033
	TELECOMMUNICATIONS — 2.9%
23,344 USD	Altice France Lux 3 / Altice Holdings 1		10.0000	01/15/33	22,936
148,460 EUR	Altice France S.A.(c)		7.2500	11/01/29	172,721
300,000 EUR	Orange S.A.		2.0000	01/15/29	336,540
690,000 EUR	SoftBank Group Corporation		6.3750	07/10/33	779,399
377,000 USD	Telecom Argentina S.A.(c)		9.2500	05/28/33	404,563
159,000 USD	Telecommunications co Telekom Srbija AD Belgrade(c)		7.2500	05/18/31	157,490
300,000 EUR	Telefonica Emisiones S.A.		2.5920	05/25/31	331,068
400,000 EUR	Telefonica Europe BV(e)	EUAMDB08 + 3.121%	5.7520	04/15/73	479,568
65,000 USD	Turk Telekomunikasyon A/S(c)		6.9500	10/07/32	63,898
52,000 USD	Turkcell Iletisim Hizmetleri A/S(c)		7.4500	01/24/30	53,207
255,000 USD	Turkcell Iletisim Hizmetleri A/S(c)		7.6500	01/24/32	261,976
290,000 USD	Veon Midco BV(c)		6.9500	06/01/31	288,485
261,829 USD	VF Ukraine PAT via VFU Funding plc(c)		9.6250	02/11/27	261,501
345,000 USD	Vodafone Group PLC		5.8750	06/28/64	306,191
					3,919,543
	TRANSPORTATION & LOGISTICS — 1.5%
241,000 USD	Adani Ports & Special Economic Zone Ltd.(c)		3.1000	02/02/31	216,208
150,000 EUR	Autostrade per l’Italia SpA		5.1250	06/14/33	183,360
30,000 USD	Georgian Railway JSC(c)		4.0000	06/17/28	28,833
416,000 USD	Grupo Aeromexico S.A.B. de C.V.(c),(f)		8.6250	11/15/31	418,600
280,000 EUR	Heathrow Funding Ltd.		4.5000	07/11/33	330,981
149,000 USD	Simpar Europe S.A.(c)		5.2000	01/26/31	126,139

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 57.8% (Continued)
	TRANSPORTATION & LOGISTICS — 1.5% (Continued)
330,000 EUR	Transurban Finance Company Pty Ltd.	4.1430	04/17/35	$382,591
229,901 USD	Yinson Bergenia Production BV(c)	8.4980	01/31/45	246,285
				1,932,997
	TOTAL CORPORATE BONDS (Cost $72,495,341)			72,002,792

	NON U.S. GOVERNMENT & AGENCIES — 35.0%
	GOVERNMENT GUARANTEED — 0.0%(b)
11,000 USD	Magyar Export-Import Bank Zrt(c)	6.1250	12/04/27	11,127

	GOVERNMENT OWNED, NO GUARANTEE — 0.0%(b)
22,000 USD	Export-Import Bank of India	2.2500	01/13/31	19,463
27,000 USD	Export-Import Bank of India	5.5000	01/13/35	26,883
50,000 USD	Gabon Government International Bond(c)	7.0000	11/24/31	44,107
				90,453
	LOCAL AUTHORITY — 0.3%
150,000 CAD	Province of British Columbia Canada	3.2000	06/18/44	87,228
250,000 CAD	Province of Ontario Canada	2.8000	06/02/48	130,302
80,935 USD	Provincia de Buenos Aires/Government Bonds(h)	5.2500	09/01/37	67,342
				284,872
	NON U.S. TREASURY — 15.6%
1,800,000 AUD	Australia Government Bond	1.2500	05/21/32	1,052,127
2,000,000 AUD	Australia Government Bond	4.5000	04/21/33	1,391,959
1,400,000 BRL	Brazil Notas do Tesouro Nacional Serie F	10.0000	01/01/29	257,875
550,000 CAD	Canadian Government Bond	2.2500	06/01/29	384,285
230,000,000 COP	Colombian TES	13.2500	02/09/33	76,090
1,930,000 CZK	Czech Republic Government Bond	1.7500	06/23/32	78,791
650,000 CZK	Czech Republic Government Bond	4.2000	12/04/36	29,146
1,500,000 EUR	French Republic Government Bond OAT	0.2500	11/25/26	1,718,372
2,020,000 EUR	French Republic Government Bond OAT(c)	3.5000	11/25/33	2,310,175
15,700,000 HUF	Hungary Government Bond	3.0000	08/21/30	45,265
5,000,000 HUF	Hungary Government Bond	7.0000	10/24/35	17,414

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 35.0% (Continued)
	NON U.S. TREASURY — 15.6% (Continued)
2,630,000,000 IDR	Indonesia Treasury Bond	7.0000	02/15/33	$142,930
50,000 EUR	Ireland Government Bond	0.9000	05/15/28	55,852
130,000 EUR	Ireland Government Bond	1.3000	05/15/33	133,708
750,000 EUR	Italy Buoni Poliennali Del Tesoro	2.8000	12/01/28	861,760
640,000 EUR	Italy Buoni Poliennali Del Tesoro(c)	2.4500	09/01/33	685,580
1,430,000 EUR	Italy Buoni Poliennali Del Tesoro	4.2000	03/01/34	1,702,777
900,000 EUR	Italy Buoni Poliennali Del Tesoro	3.8500	02/01/35	1,040,721
180,000 EUR	Italy Buoni Poliennali Del Tesoro	5.0000	08/01/39	224,816
1,425,000 EUR	Italy Buoni Poliennali Del Tesoro	5.0000	09/01/40	1,777,550
700,000 EUR	Kingdom of Belgium Government Bond(c)	5.0000	03/28/35	891,750
290,000 MYR	Malaysia Government Bond	4.8930	06/08/38	77,984
530,000 MXN	Mexican Bonos	8.5000	05/31/29	31,021
770,000 MXN	Mexican Bonos	7.7500	05/29/31	43,207
1,050,000 MXN	Mexican Bonos	7.5000	05/26/33	56,366
1,330,000 MXN	Mexican Bonos	7.7500	11/13/42	64,825
230,000 PLN	Republic of Poland Government Bond	4.0000	07/25/31	58,409
30,000 PLN	Republic of Poland Government Bond	5.0000	10/25/35	7,652
1,010,000 ZAR	Republic of South Africa Government Bond	8.2500	03/31/32	61,135
860,000 EUR	Spain Government Bond	2.5000	05/31/27	990,281
380,000 EUR	Spain Government Bond(c)	3.2500	04/30/34	433,982
1,000,000 EUR	Spain Government Bond(c)	3.4500	10/31/34	1,153,811
170,000 EUR	Spain Government Bond	4.2000	01/31/37	205,358
250,000 EUR	Spain Government Bond	2.7000	10/31/48	227,987
1,100,000 TRY	Turkiye Government Bond	31.0800	11/08/28	20,893
820,000 GBP	United Kingdom Gilt	4.2500	12/07/40	977,103
				19,288,957
	SOVEREIGN — 18.8%
130,000 USD	Angolan Government International Bond(c)	8.0000	11/26/29	133,033
208,000 USD	Angolan Government International Bond(c)	8.7500	04/14/32	212,741
199,000 USD	Angolan Government International Bond(c)	9.3750	03/31/33	205,283
69,000 USD	Angolan Government International Bond(c)	9.8750	10/15/35	72,530
31,000 USD	Angolan Government International Bond(c)	9.8750	03/31/37	32,168
237,440 USD	Argentine Republic Government International Bond(h)	0.7500	07/09/30	207,879

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 35.0% (Continued)
	SOVEREIGN — 18.8% (Continued)
477,000 USD	Argentine Republic Government International Bond(f),(h)	3.5000	07/09/41	$353,696
758,182 USD	Argentine Republic Government International Bond(h)	4.1250	07/09/46	566,740
123,000 USD	Bahrain Government International Bond(c)	7.3750	05/14/30	121,991
187,000 USD	Bahrain Government International Bond(c)	5.6250	05/18/34	164,082
216,000 USD	Bahrain Government International Bond(c)	7.1250	06/10/36	204,341
68,000 USD	Bahrain Government International Bond(c)	6.6250	10/06/37	61,297
272,000 USD	Bahrain Government International Bond(c)	7.1000	02/03/38	252,701
118,000 USD	Benin Government International Bond(c)	7.9600	02/13/38	122,124
26,000 USD	Bermuda Government International Bond(c)	4.7500	02/15/29	25,838
77,000 USD	Bermuda Government International Bond	3.3750	08/20/50	51,282
486,000 USD	Brazilian Government International Bond	6.0000	10/20/33	482,840
276,000 USD	Brazilian Government International Bond	6.6250	03/15/35	278,553
395,000 USD	Brazilian Government International Bond	6.2500	05/22/36	383,348
196,000 USD	Brazilian Government International Bond	7.2500	01/12/56	188,454
14,000 EUR	Bulgaria Government International Bond	4.1250	07/18/45	14,996
5,000 USD	Chile Government International Bond	2.7500	01/31/27	4,956
14,000 USD	Chile Government International Bond	2.4500	01/31/31	12,563
127,000 USD	Chile Government International Bond	4.3500	04/13/31	122,726
51,000 USD	Chile Government International Bond	4.9500	01/05/36	49,368
8,000 USD	Chile Government International Bond	5.6500	01/13/37	8,104
65,000 USD	Chile Government International Bond	3.8600	06/21/47	48,799
23,000 USD	Chile Government International Bond	3.2500	09/21/71	13,536
248,000 USD	Colombia Government International Bond	7.3750	04/25/30	259,904
345,000 USD	Colombia Government International Bond	7.5000	02/02/34	362,595
399,000 USD	Colombia Government International Bond	5.6250	02/26/44	330,671
169,000 USD	Colombia Government International Bond	5.0000	06/15/45	128,778
200,000 USD	Congolese International Bond	9.5000	05/26/36	190,982
108,000 USD	Dominican Republic International Bond(c)	5.5000	02/22/29	107,406
39,000 USD	Dominican Republic International Bond(c)	4.5000	01/30/30	37,352
240,000 USD	Dominican Republic International Bond(c)	5.8750	10/28/35	231,309
79,000 USD	Dominican Republic International Bond(c)	6.6000	06/01/36	80,501
491,000 USD	Dominican Republic International Bond	6.9500	03/15/37	504,502
29,000 USD	Dominican Republic International Bond	6.9500	03/15/37	29,798
28,000 USD	Dominican Republic International Bond(c)	6.9500	03/15/37	28,770

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 35.0% (Continued)
	SOVEREIGN — 18.8% (Continued)
25,000 USD	Dominican Republic International Bond	5.3000	01/21/41	$21,588
41,000 USD	Dominican Republic International Bond	6.5000	02/15/48	38,950
8,000 USD	Eagle Funding Luxco Sarl(c)	5.5000	08/17/30	7,996
699,000 USD	Ecuador Government International Bond(h)	6.9000	07/31/35	630,149
200,000 USD	Ecuador Government International Bond(c)	9.2500	01/29/39	199,500
202,000 USD	Ecuador Government International Bond(h)	5.5000	07/31/40	163,523
52,000 USD	Egypt Government International Bond(c)	7.6000	03/01/29	53,231
34,000 USD	Egypt Government International Bond(c)	8.6250	02/04/30	35,853
436,000 USD	Egypt Government International Bond(c)	5.8750	02/16/31	417,815
88,000 USD	Egypt Government International Bond(c)	7.0530	01/15/32	86,646
28,000 USD	Egypt Government International Bond(c)	6.8750	04/30/40	25,773
179,000 USD	Egypt Government International Bond(c)	7.9030	02/21/48	158,166
141,000 USD	Egypt Government International Bond(c)	8.7500	09/30/51	134,588
225,000 USD	Egypt Government International Bond	7.5000	02/16/61	187,190
255,000 USD	El Salvador Government International Bond	7.1250	01/20/50	234,281
57,000 USD	Ethiopia International Bond(c)	6.6250	12/11/24	61,602
1,500,000 EUR	French Republic Government Bond OAT(c)	1.0000	05/25/27	1,706,541
1,870,000 EUR	French Republic Government Bond OAT(c)	2.0000	11/25/32	1,976,503
177,000 USD	Gabon Government International Bond(c)	6.6250	02/06/31	156,612
28,500 USD	Ghana Government International Bond(c),(h)	5.0000	07/03/29	27,947
7,821 USD	Ghana Government International Bond(c),(d)	0.0000	01/03/30	6,873
271,600 USD	Ghana Government International Bond(c),(h)	5.0000	07/03/35	248,700
8,572 USD	Ghana Government International Bond(h)	5.0000	07/03/35	7,849
43,000 USD	Hazine Mustesarligi Varlik Kiralama A/S(c)	8.5090	01/14/29	45,306
8,000,000 HUF	Hungary Government Bond	3.0000	04/25/41	18,916
44,000 USD	Hungary Government International Bond(c)	6.1250	05/22/28	44,902
35,000 USD	Hungary Government International Bond(c)	5.2500	06/16/29	35,219
38,000 USD	Hungary Government International Bond(c)	6.2500	09/22/32	39,633
29,000 USD	Hungary Government International Bond(c)	6.0000	09/26/35	29,522
75,000 USD	Hungary Government International Bond(c)	5.5000	03/26/36	73,622
18,000 USD	Hungary Government International Bond(c)	6.7500	09/25/52	18,717
4,000 USD	Hungary Government International Bond(c)	6.7500	09/23/55	4,134
62,000 USD	Indonesia Government International Bond	4.5500	01/11/28	62,130
53,000 USD	Indonesia Government International Bond	2.1500	07/28/31	46,006

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 35.0% (Continued)
	SOVEREIGN — 18.8% (Continued)
41,000 USD	Indonesia Government International Bond	4.6500	09/20/32	$39,746
54,000 USD	Indonesia Government International Bond	4.8500	01/11/33	52,269
45,000 USD	Indonesia Government International Bond	5.6000	01/15/35	44,921
39,000 USD	Indonesia Government International Bond	4.9500	02/21/36	36,803
15,000 USD	Ivory Coast Government International Bond(c)	8.0750	04/01/36	16,009
103,000 USD	Ivory Coast Government International Bond(c)	8.2500	01/30/37	110,811
58,000 USD	Ivory Coast Government International Bond(c)	6.7500	02/25/41	54,416
12,000 USD	Kazakhstan Government International Bond(c)	4.4120	10/28/30	11,729
74,000 USD	Kazakhstan Government International Bond(c)	5.5000	07/01/37	73,477
81,000 USD	Kazakhstan Government International Bond(c)	6.5000	07/21/45	84,665
12,000 USD	KSA Sukuk Ltd.(c)	4.8750	09/09/35	11,561
67,000 USD	Kuwait International Government Bond(c)	5.1570	07/29/31	66,989
146,000 USD	Kyrgyz Republic International Bond(c)	7.7500	06/03/30	147,657
472,000 USD	Lebanon Government International Bond(g)	6.1000	10/04/22	126,508
385,000 MYR	Malaysia Government Bond	2.6320	04/15/31	90,684
16,000 USD	Malaysia Wakala Sukuk Bhd	3.0750	04/28/51	10,761
42,000 USD	Mexico Government International Bond	4.5000	04/22/29	41,433
96,000 USD	Mexico Government International Bond	5.3750	03/22/33	92,719
32,000 USD	Mexico Government International Bond	4.8750	05/19/33	29,952
8,000 USD	Mexico Government International Bond	3.5000	02/12/34	6,704
44,000 USD	Mexico Government International Bond	6.3500	02/09/35	44,242
54,000 USD	Mexico Government International Bond	6.2500	08/27/37	52,637
49,000 USD	Mexico Government International Bond	6.1250	02/09/38	46,856
98,000 USD	Mexico Government International Bond	4.7500	03/08/44	75,999
6,000 USD	Mexico Government International Bond	6.4000	05/07/54	5,405
34,000 USD	Mexico Government International Bond	3.7710	05/24/61	19,227
106,000 USD	Nigeria Government International Bond(c)	6.1250	09/28/28	106,404
153,000 USD	Nigeria Government International Bond(c)	7.1430	02/23/30	156,500
101,000 USD	Nigeria Government International Bond(c)	7.8750	02/16/32	106,123
251,000 USD	Nigeria Government International Bond(c)	10.3750	12/09/34	299,584
200,000 USD	Nigeria Government International Bond	7.6250	11/28/47	194,787
111,000 USD	Oman Government International Bond(c)	6.0000	08/01/29	113,603
21,000 USD	Oman Government International Bond(c)	6.2500	01/25/31	21,807
97,000 USD	Oman Government International Bond(c)	6.5000	03/08/47	98,730

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 35.0% (Continued)
	SOVEREIGN — 18.8% (Continued)
20,000 USD	Oman Government International Bond(c)	6.7500	01/17/48	$20,827
176,000 USD	Pakistan Government International Bond(c)	7.3750	04/08/31	172,898
13,000 USD	Panama Government International Bond	3.8750	03/17/28	12,750
100,000 USD	Panama Government International Bond	3.1600	01/23/30	93,400
64,000 USD	Panama Government International Bond	2.2520	09/29/32	52,864
18,000 USD	Panama Government International Bond	5.2270	02/23/34	17,339
4,000 USD	Panama Government International Bond	5.6620	02/23/38	3,882
10,000 USD	Panama Government International Bond	4.3000	04/29/53	7,298
32,000 USD	Panama Government International Bond	3.8700	07/23/60	20,744
60,000,000 PYG	Paraguay Government International Bond	8.5000	04/04/38	9,700
170,000 PEN	Peru Government Bond(c)	7.6000	08/12/39	53,594
69,000 USD	Peruvian Government International Bond	2.7830	01/23/31	63,187
111,000 USD	Peruvian Government International Bond	3.0000	01/15/34	94,016
16,000 USD	Peruvian Government International Bond	5.8750	08/08/54	15,172
28,000 USD	Philippine Government International Bond	2.4570	05/05/30	25,686
2,000 USD	Philippine Government International Bond	1.6480	06/10/31	1,714
2,000 USD	Philippine Government International Bond	6.3750	01/15/32	2,118
82,000 USD	Philippine Government International Bond	5.0000	07/17/33	80,483
38,000 USD	Philippine Government International Bond	5.3250	06/24/36	37,143
7,000 USD	Philippine Government International Bond	5.0000	01/13/37	6,621
104,000 USD	Philippine Government International Bond	2.9500	05/05/45	66,839
44,000 USD	Philippine Government International Bond	2.6500	12/10/45	26,485
9,000 USD	Philippine Government International Bond	5.7500	01/27/51	8,482
21,429 USD	Republic of Angola Via Avenir Issuer II Ireland DAC	6.9270	02/19/27	21,420
121,000 EUR	Republic of Cameroon International Bond	5.9500	07/07/32	124,201
92,000 USD	Republic of Kenya Government International Bond(c)	7.8750	10/09/33	90,185
150,000 USD	Republic of Kenya Government International Bond(c)	9.5000	03/05/36	154,766
273,000 USD	Republic of Kenya Government International Bond(c)	8.7000	02/26/39	262,646
2,000 USD	Republic of Poland Government International Bond	5.7500	11/16/32	2,065
161,000 USD	Republic of Poland Government International Bond	5.1250	09/18/34	158,720
35,000 USD	Republic of Poland Government International Bond	5.3750	04/14/36	34,531
65,000 USD	Republic of Poland Government International Bond	5.5000	04/04/53	58,331
39,000 USD	Republic of Poland Government International Bond	5.5000	03/18/54	34,885
1,610,000 ZAR	Republic of South Africa Government Bond	8.7500	01/31/44	92,864

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 35.0% (Continued)
	SOVEREIGN — 18.8% (Continued)
247,000 USD	Republic of South Africa Government International(c)	7.1000	11/19/36	$258,641
102,000 USD	Republic of South Africa Government International(c)	6.1250	12/11/37	97,724
145,000 USD	Republic of South Africa Government International	5.6500	09/27/47	118,112
51,000 USD	Republic of South Africa Government International	5.7500	09/30/49	41,435
88,000 USD	Republic of South Africa Government International	7.3000	04/20/52	85,541
306,000 USD	Republic of South Africa Government International(c)	7.9500	11/19/54	318,072
420,000 RON	Romania Government Bond	7.2000	10/30/33	94,271
1,000 USD	Romanian Government International Bond(c)	6.6250	02/17/28	1,019
76,000 USD	Romanian Government International Bond(c)	5.8750	01/30/29	76,611
39,000 USD	Romanian Government International Bond(c)	5.7500	09/16/30	39,000
20,000 USD	Romanian Government International Bond	7.1250	01/17/33	20,985
43,000 USD	Romanian Government International Bond(c)	6.3750	01/30/34	43,015
18,000 USD	Romanian Government International Bond(c)	6.0000	05/25/34	17,628
48,000 USD	Romanian Government International Bond(c)	6.6250	05/16/36	48,320
17,000 USD	Romanian Government International Bond(c)	5.7500	07/04/36	16,028
7,000 EUR	Romanian Government International Bond(c)	6.7500	07/11/39	8,369
8,000 EUR	Romanian Government International Bond	6.0000	09/24/44	8,783
51,000 USD	Saudi Government International Bond(c)	4.5000	04/17/30	50,134
99,000 USD	Saudi Government International Bond(c)	3.2500	10/22/30	92,381
22,000 USD	Saudi Government International Bond(c)	5.3750	01/13/31	22,234
140,000 USD	Saudi Government International Bond(c)	4.8750	07/18/33	136,684
97,000 USD	Saudi Government International Bond(c)	4.8750	01/12/36	92,976
2,000 USD	Saudi Government International Bond(c)	4.6250	10/04/47	1,590
34,000 USD	Saudi Government International Bond(c)	3.7500	01/21/55	22,293
120,000 USD	Senegal Government International Bond(c)	6.2500	05/23/33	63,126
145,000 USD	Sri Lanka Government International Bond(c),(h)	3.3500	03/15/33	137,915
230,151 USD	Sri Lanka Government International Bond(c),(h)	3.6000	06/15/35	189,319
90,305 USD	Sri Lanka Government International Bond(c),(h)	3.6000	02/15/38	91,038
129,000 USD	Suriname Government International Bond(c)	8.5000	11/06/35	138,675
9,000 USD	Trinidad & Tobago Government International Bond(c)	6.4000	06/26/34	9,108
89,000 USD	Trinidad & Tobago Government International Bond(c)	6.5000	01/28/36	89,757
75,000 USD	Turkey Government International Bond	9.8750	01/15/28	79,299
38,000 USD	Turkey Government International Bond	9.3750	03/14/29	40,926
41,000 USD	Turkey Government International Bond	9.1250	07/13/30	44,533

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 35.0% (Continued)
	SOVEREIGN — 18.8% (Continued)
327,000 USD	Turkey Government International Bond	5.9500	01/15/31	$317,731
207,000 USD	Turkey Government International Bond	5.7500	05/11/47	161,050
132,000 USD	Turkiye Government International Bond	6.3750	05/22/31	129,826
101,000 USD	Turkiye Government International Bond	7.1250	07/17/32	101,569
115,000 USD	Turkiye Government International Bond	6.3000	03/14/33	110,383
430,000 USD	Turkiye Government International Bond	7.6250	05/15/34	441,417
212,000 USD	Turkiye Government International Bond	6.5000	01/03/35	202,760
48,000 USD	Turkiye Government International Bond	6.9500	09/16/35	46,942
13,076 USD	Ukraine Government International Bond(h)	4.5000	02/01/29	11,155
3,571 USD	Ukraine Government International Bond(h)	0.0000	02/01/30	2,614
13,970 USD	Ukraine Government International Bond(c),(h)	0.0000	02/01/30	10,226
214,800 USD	Ukraine Government International Bond(h)	4.0000	02/01/32	178,327
262,345 USD	Ukraine Government International Bond(h)	0.0000	02/01/34	150,258
127,088 USD	Ukraine Government International Bond(c),(h)	4.5000	02/01/34	89,236
580,000 USD	Ukraine Government International Bond(h)	0.0000	02/01/35	349,451
5,152 USD	Ukraine Government International Bond(h)	4.5000	02/01/35	3,552
132,000 USD	Ukraine Government International Bond(c),(h)	0.0000	02/01/36	79,200
4,150 USD	Ukraine Government International Bond(c),(h)	4.5000	02/01/36	2,845
2,269 USD	Ukraine Government International Bond(h)	4.5000	02/01/36	1,555
71,000 USD	Uruguay Government International Bond	4.3750	01/23/31	70,929
74,000 USD	Uruguay Government International Bond	5.1000	06/18/50	65,583
117,000 USD	Venezuela Government International Bond(g)	6.0000	12/09/20	49,866
110,000 USD	Venezuela Government International Bond(g)	0.0000	08/23/22	61,491
526,000 USD	Venezuela Government International Bond(g)	11.7500	10/21/26	289,300
42,428 USD	Zambia Government International Bond(c),(h)	5.7500	06/30/33	41,546
				23,678,448
	SUPRANATIONAL — 0.3%
200,000 EUR	European Investment Bank	1.1250	09/15/36	185,796
6,000,000 INR	Inter-American Development Bank	7.3500	10/06/30	62,060
9,000,000 INR	International Bank for Reconstruction & Development	6.7100	01/21/35	89,465
				337,321
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $44,617,782)			43,691,178

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	RIGHT — 0.0%(b)
	BANKING - 0.0% (b)
97	ALTICE FRANCE HLDG (Luxembourg)	$1,520

	TOTAL RIGHT (Cost $1,194)	1,520

	SHORT-TERM INVESTMENTS — 5.0%
	COLLATERAL FOR SECURITIES LOANED - 1.8%
2,236,143	Mount Vernon Liquid Assets Portfolio, LLC, , 3.74% (Cost $2,236,143)(i),(j)	2,236,143

	MONEY MARKET FUNDS - 3.2%
3,979,806	Fidelity Government Portfolio, Institutional, 3.55% (Cost $3,979,806)(i)	3,979,806

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,215,949)	6,215,949

	TOTAL INVESTMENTS - 98.2% (Cost $123,826,370)	$122,449,874
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%	2,282,612
	NET ASSETS - 100.0%	$124,732,486

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(k)	Value and Unrealized Depreciation
26	Eurex 10 Year Euro BUND Future	09/09/2026	$3,729,796	$(39,972)
96	Eurex 2 Year Euro SCHATZ Future	09/09/2026	11,678,025	(15,723)
31	Eurex 30 Year Euro BUXL Future	09/09/2026	3,784,081	(87,812)
25	French Government Bond Future	09/09/2026	3,377,841	(50,636)
35	Long Gilt Future	09/29/2026	4,079,717	(26,616)
26	TSE Japanese 10 Year Bond Future	09/15/2026	20,756,158	(26,245)
	TOTAL LONG FUTURES CONTRACTS			$(247,004)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(k)	Value and Unrealized Appreciation
192	CBOT 10 Year US Treasury Note Future	09/22/2026	$20,736,000	$222,010
91	CBOT 2 Year US Treasury Note Future	10/01/2026	18,710,453	62,647
92	CBOT 5 Year US Treasury Note Future	10/01/2026	9,749,844	76,906
20	CBOT US Treasury Bond Future	09/22/2026	2,166,250	61,743

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(k)	Value and Unrealized Appreciation
17	Euro-BTP Italian Bond Future	09/09/2026	$2,279,086	$28,697
	TOTAL SHORT FUTURES CONTRACTS			$452,003
	TOTAL FUTURES CONTRACTS			$204,999

CREDIT DEFAULT SWAP AGREEMENTS
Description	Payment Frequency(l)	Counterparty	Fixed Deal (Pay)Rate	Implied Credit Spread(m)	Maturity Date	Notional Value(k)	Fair Value	Amortized Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM SERIES 45	Quarterly(1)	Citibank	1.00%	145	6/20/2031	$5,920,000	$107,629	$222,647	$(115,018)
ITRAXX EUROPE CROSSOVER SERIES 45	Quarterly(1)	Citibank	5.00%	261	6/20/2031	3,120,000	(379,290)	(356,076)	(23,214)
ITRAXX EUROPE SERIES 45	Quarterly(2)	Citibank	1.00%	54	6/20/2031	(3,365,000)	85,707	81,835	3,872
TOTAL							$(85,954)	$(51,594)	$(134,360)

(1)	Buy Protection

(2)	Sell Protection

FOREIGN CURRENCY CONTRACTS
					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Euro	08/03/2026	Citibank	1,100,000	$1,268,890	$11,690
Kazak Tenge	08/03/2026	Citibank	9,000,000	18,982	498
Chilean Peso	08/10/2026	JP Morgan Chase	49,000,000	52,634	(40)
Brazilian Real	09/02/2026	JP Morgan Chase	70,000	13,693	201
Euro	09/03/2026	JP Morgan Chase	1,100,000	1,270,450	16,722
Chinese Yuan	09/14/2026	JP Morgan Chase	240,000	35,649	104
Thailand Baht	09/14/2026	Citibank	2,500,000	74,944	(270)
Japanese Yen	09/18/2026	JP Morgan Chase	97,910,000	617,362	17,095
British Pound	10/09/2026	Barclay	76,000	102,425	514
Euro	10/09/2026	Barclay	683,000	789,987	7,848
Euro	10/09/2026	Citibank	163,000	188,533	1,538
				$4,433,549	$55,900

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued) July 31, 2026

FOREIGN CURRENCY CONTRACTS (Continued)
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/(Depreciation)
Euro	08/03/2026	JP Morgan Chase	1,100,000	$1,268,889	$(16,811)
Kazak Tenge	08/03/2026	Citibank	9,000,000	18,982	(247)
Euro	08/06/2026	Barclay	11,666,187	13,458,465	(157,466)
Norwegian Krone	08/10/2026	Citibank	148,696	15,687	(216)
South African Rand	08/17/2026	Citibank	500,000	30,235	(132)
Indonesia Rupiah	08/24/2026	Citibank	400,000,000	22,148	172
Brazilian Real	09/02/2026	JP Morgan Chase	540,000	105,631	(3,249)
Euro	09/03/2026	Citibank	1,100,000	1,270,450	(1,128)
Australian Dollar	10/09/2026	Barclay	3,525,700	2,479,818	(36,867)
British Pound	10/09/2026	Barclay	2,188,300	2,949,172	(22,849)
Canadian Dollar	10/09/2026	JP Morgan Chase	871,400	623,510	(7,568)
Euro	10/09/2026	Barclay	380,000	439,524	(5,995)
Euro	10/09/2026	JP Morgan Chase	30,207,400	34,939,170	(275,982)
Japanese Yen	10/09/2026	Barclay	18,552,000	117,181	(2,240)
Japanese Yen	10/09/2026	JP Morgan Chase	61,310,700	387,260	(5,826)
				$58,226,122	$(536,404)

Total					$(480,504)

Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased Buy	Local Currency Amount Purchased Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/(Depreciation)
To Buy:	To Sell:
Euro	Norwegian Krone	8/10/2026	Citibank	5,500,000	6,030,862	$634,601	$(636,237)	$(1,636)
Norwegian Krone	Euro	8/10/2026	Citibank	6,179,559	550,000	651,924	(634,601)	17,323
Japanese Yen	Euro	8/13/2026	JP Morgan Chase	137,012,805	740,000	861,398	(853,931)	7,466
Euro	Swiss Franc	9/4/2026	Citibank	810,000	750,095	935,551	(931,112)	4,439
Japanese Yen	Swiss Franc	9/4/2026	JP Morgan Chase	76,363,128	380,000	480,938	(471,704)	9,234
Euro	British Pound	10/9/2026	Barclay	1,437,835	1,233,600	1,663,062	(1,662,522)	539
				227,303,327	9,684,557	$5,227,474	$(5,190,107)	$37,365

Total								$443,139

A/S	- Anonim Sirketi

LLC	- Limited Liability Company

LTD	- Limited Company

N.V.	- Naamioze Vennootschap

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

PT	- Perseroan Terbatas

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued) July 31, 2026

CMTUSD6Y	USD Constant Maturity 6 Year

EUAMDB05	Euribor ICE SWAP Rate 5 Year

EUAMDB08	Euribor ICE SWAP Rate 8 Year

EUR003M	Euribor 3 Month ACT/360

H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

COP	Columbian Peso

CZK	Czech Koruna

EUR	Euro

GBP	British Pound

HUF	Hungarian Forints

IDR	Indonesia Rupiah

INR	Indian Rupee

MXN	Mexican Peso

MYR	Malaysian Ringgit

PEN	Peruvian Sole

PLN	Polish Zloty

PYG	Paraguayan Guarani

RON	Romanian Leu

TRY	Turkish Lira

USD	US Dollars

ZAR	South African Rand

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026 the total market value of 144A securities is $53,776,363 or 43.1% of net assets.

(d)	Zero coupon bond.

(e)	Variable rate security; the rate shown represents the rate on July 31, 2026.

(f)	All or a portion of these securities are on loan. Total loaned securities had a value of $2,190,153 at July 31, 2026.

(g)	Represents issuer in default on interest payments; non-income producing security.

(h)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at July 31, 2026.

(i)	Rate disclosed is the seven day effective yield as of July 31, 2026.

(j)	Security was purchased with cash received as collateral for securities on loan at July 31, 2026. Total collateral had a value of $2,236,143 at July 31, 2026.

(k)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued) July 31, 2026

(l)	If the Fund is a seller of protection and if a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

(m)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of July 31, 2026, will serve as an indicator of payment/performance risk and represent the likelihood of risk of default for the credit derivative.

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.1%
	AEROSPACE & DEFENSE - 4.4%
10,675	Boeing Company (The)(a)	$2,307,295
7,699	L3Harris Technologies, Inc.	2,133,085
26,852	RTX Corporation	5,779,088
		10,219,468
	ASSET MANAGEMENT - 3.0%
3,418	Blackrock, Inc.	3,726,953
30,625	Charles Schwab Corporation (The)	3,222,975
		6,949,928
	AUTOMOTIVE - 1.2%
31,902	General Motors Company	2,834,812

	BANKING - 7.6%
81,597	Bank of America Corporation	5,054,934
24,332	JPMorgan Chase & Company	8,559,753
16,862	Truist Financial Corporation	874,126
38,259	Wells Fargo & Company	3,307,491
		17,796,304
	BEVERAGES - 0.7%
11,795	PepsiCo, Inc.	1,646,110

	BIOTECH & PHARMA - 6.7%
31,756	Abbott Laboratories	3,356,609
11,508	AbbVie, Inc.	2,887,818
5,434	Amgen, Inc.	2,092,959
24,390	Gilead Sciences, Inc.	3,175,822
30,897	Merck & Company, Inc.	4,022,789
		15,535,997
	CHEMICALS - 2.9%
7,333	DuPont de Nemours, Inc.	1,004,667
8,973	Linde PLC	4,292,504
10,999	Qnity Electronics, Inc.	1,442,849
		6,740,020

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.9%
9,726	Waste Management, Inc.	$2,203,425

	CONSTRUCTION MATERIALS - 1.5%
5,134	Martin Marietta Materials, Inc.	2,696,069
6,306	Owens Corning(b)	875,903
		3,571,972
	CONSUMER SERVICES - 0.5%
14,591	Service Corp International	1,257,598

	DIVERSIFIED INDUSTRIALS - 2.2%
5,139	Parker-Hannifin Corporation	5,018,388

	E-COMMERCE DISCRETIONARY - 5.8%
49,201	Amazon.com, Inc.(a)	13,362,008

	ELECTRIC UTILITIES - 3.2%
5,749	Constellation Energy Corporation	1,510,550
20,245	Duke Energy Corporation	2,539,330
38,562	NextEra Energy, Inc.	3,351,809
		7,401,689
	ELECTRICAL EQUIPMENT - 3.1%
19,032	Johnson Controls International PLC	2,791,233
12,609	Otis Worldwide Corporation	907,218
7,332	Rockwell Automation, Inc.	3,519,946
		7,218,397
	ENGINEERING & CONSTRUCTION - 1.4%
4,764	Quanta Services, Inc.	3,179,303

	ENTERTAINMENT CONTENT - 2.4%
39,033	Fox Corporation, Class A(b)	2,272,892
34,076	Walt Disney Company (The)	3,277,770
		5,550,662

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	FOOD - 1.0%
37,999	Mondelez International, Inc., Class A	$2,367,718

	HEALTH CARE FACILITIES & SERVICES - 2.5%
7,907	Cencora, Inc.	2,461,765
7,883	UnitedHealth Group, Inc.	3,266,716
		5,728,481
	HOUSEHOLD PRODUCTS - 1.1%
17,674	Procter & Gamble Company (The)	2,553,716

	INDUSTRIAL REIT - 0.7%
11,316	Prologis, Inc.	1,636,407

	INSTITUTIONAL FINANCIAL SERVICES - 3.8%
16,713	Bank of New York Mellon Corporation (The)	2,612,743
3,684	Goldman Sachs Group, Inc. (The)	3,751,712
15,749	Intercontinental Exchange, Inc.	2,401,408
		8,765,863
	INSURANCE - 4.7%
7,668	Berkshire Hathaway, Inc., B(a)	3,922,489
23,477	Hartford Insurance Group, Inc. (The)	3,331,621
10,456	Travelers Companies, Inc. (The)	3,914,308
		11,168,418
	INTERNET MEDIA & SERVICES - 2.6%
9,749	Alphabet, Inc., Class A	3,471,912
4,492	Meta Platforms, Inc., Class A	2,500,741
		5,972,653
	LEISURE FACILITIES & SERVICES - 0.9%
10,029	Darden Restaurants, Inc.	2,041,704

	MEDICAL EQUIPMENT & DEVICES - 1.9%
9,599	Becton Dickinson and Company	1,589,786
5,070	Thermo Fisher Scientific, Inc.	2,911,701
		4,501,487

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	METALS & MINING - 1.1%
39,188	Freeport-McMoRan, Inc.	$2,454,344

	OIL & GAS PRODUCERS - 4.9%
24,601	ConocoPhillips	2,963,928
15,704	EOG Resources, Inc.	2,335,028
12,475	Expand Energy Corporation	1,173,024
32,354	Exxon Mobil Corporation	5,029,106
		11,501,086
	OIL & GAS SERVICES & EQUIPMENT - 1.1%
50,630	SLB Ltd.	2,510,742

	RESIDENTIAL REIT - 0.6%
22,321	Equity LifeStyle Properties, Inc.	1,452,427

	RETAIL - DISCRETIONARY - 2.5%
12,865	Lowe’s Companies, Inc.	2,673,476
20,455	TJX Companies, Inc. (The)	3,218,389
		5,891,865
	SELF-STORAGE REIT - 0.9%
6,211	Public Storage	2,013,420

	SEMICONDUCTORS - 2.5%
6,506	Broadcom, Inc.	2,532,655
2,762	Micron Technology, Inc.	2,273,209
12,896	ON Semiconductor Corporation(a)	1,052,443
		5,858,307
	SOFTWARE - 4.2%
20,901	Microsoft Corporation	9,713,113

	SPECIALTY FINANCE - 1.0%
6,723	American Express Company	2,260,609

	TECHNOLOGY HARDWARE - 8.0%
30,850	Apple, Inc.	9,529,873

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	TECHNOLOGY HARDWARE - 8.0% (Continued)
53,940	Cisco Systems, Inc.	$6,256,501
5,617	Motorola Solutions, Inc.	2,447,608
		18,233,982
	TELECOMMUNICATIONS - 0.9%
44,425	Verizon Communications, Inc.	2,079,534

	TRANSPORTATION & LOGISTICS - 3.7%
75,441	CSX Corporation	3,802,226
41,830	Delta Air Lines, Inc.	3,657,615
15,245	Knight-Swift Transportation Holdings, Inc.	1,059,985
		8,519,826

	TOTAL COMMON STOCKS (Cost $133,764,354)	227,711,783

	SHORT-TERM INVESTMENTS — 3.2%
	COLLATERAL FOR SECURITIES LOANED - 1.2%
2,876,873	Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (Cost $2,876,873)(c),(d)	2,876,873

	MONEY MARKET FUNDS - 2.0%
4,583,880	Invesco Treasury Portfolio, Institutional Class, 3.62% (Cost $4,583,880)(c)	4,583,880

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,460,753)	7,460,753

	TOTAL INVESTMENTS - 101.3% (Cost $141,225,107)	$235,172,536
	LIABILITIES IN EXCESS OF OTHER ASSETS – (1.3)%	(2,903,855)
	NET ASSETS - 100.0%	$232,268,681

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $2,797,251 at July 31, 2026.

(c)	Rate disclosed is the seven day effective yield as of July 31, 2026.

(d)	Security was purchased with cash received as collateral for securities on loan at July 31, 2026. Total collateral had a value of $2,876,873 at July 31, 2026.

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.2%
	AEROSPACE & DEFENSE - 0.5%
37,370	AerSale Corporation(a)	$231,694
6,329	TAT Technologies Ltd.(a)	246,198
		477,892
	APPAREL & TEXTILE PRODUCTS - 0.1%
60,950	Brilliant Earth Group, Inc.	63,998

	ASSET MANAGEMENT - 0.4%
27,780	Compass Diversified Holdings(a)	280,023
7,992	Vitesse Energy, Inc.	124,675
		404,698
	AUTOMOTIVE - 1.0%
8,235	Fox Factory Holding Corporation(a)	148,230
151,323	Holley, Inc.(a)	404,033
23,159	Methode Electronics, Inc.	323,994
6,948	Motorcar Parts of America, Inc.(a)	93,103
		969,360
	BANKING - 12.2%
19,823	Capital Bancorp, Inc.	739,993
10,836	Capital City Bank Group, Inc.	562,063
13,152	Central Pacific Financial Corporation	518,189
15,441	Dime Community Bancshares, Inc.	629,375
14,326	Enterprise Financial Services Corporation	949,956
3,224	Esquire Financial Holdings, Inc.	416,605
21,414	First BanCorp(b)	619,507
20,996	Flagstar Financial, Inc.	298,563
7,290	HomeTrust Bancshares, Inc.	373,175
24,462	Horizon Bancorp, Inc.	500,248
10,128	Independent Bank Corp	386,890
14,228	National Bank Holdings Corporation, Class A	614,507
5,692	Northeast Bank	706,776
37,622	Northpointe Bancshares, Inc.	658,385
17,563	OceanFirst Financial Corporation(b)	339,142
5,163	OFG Bancorp	272,916
17,977	Peapack-Gladstone Financial Corporation	826,582

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.2% (Continued)
	BANKING - 12.2% (Continued)
2,999	Popular, Inc.	$525,455
4,780	Prosperity Bancshares, Inc.	357,879
24,013	WesBanco, Inc.	993,657
		11,289,863
	BIOTECH & PHARMA - 3.5%
73,874	Certara, Inc.(a),(b)	598,379
128,469	Cytek Biosciences, Inc.(a)	542,139
5,771	Halozyme Therapeutics, Inc.(a)	476,338
33,728	Innoviva, Inc.(a)	707,276
13,404	PTC Therapeutics, Inc.(a)	911,607
		3,235,739
	CABLE & SATELLITE - 0.3%
7,972	Sirius XM Holdings, Inc.	236,131

	CHEMICALS - 2.5%
14,394	Celanese Corporation	643,700
22,069	Huntsman Corporation	215,393
5,955	Ingevity Corporation(a)	435,370
7,265	Koppers Holdings, Inc.	356,130
63,665	Kronos Worldwide, Inc.	383,263
32,208	Rayonier Advanced Materials, Inc.(a)	288,262
		2,322,118
	COMMERCIAL SUPPORT SERVICES - 3.2%
4,817	ABM Industries, Inc.	230,782
74,580	ADT, Inc.	569,792
14,006	AMN Healthcare Services, Inc.(a)	471,022
34,504	BrightView Holdings, Inc.(a)	449,932
40,917	Legalzoom.com, Inc.(a)	322,017
2,134	ManpowerGroup, Inc.	111,864
31,274	Public Policy Holding Company, Inc.	339,323
65,040	TrueBlue, Inc.(a)	460,483
		2,955,215
	CONSUMER SERVICES - 0.9%
3,450	Bright Horizons Family Solutions, Inc.(a)	257,163

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.2% (Continued)
	CONSUMER SERVICES - 0.9% (Continued)
18,980	Legacy Education, Inc.(a)	$223,774
12,870	Matthews International Corporation, Class A	357,143
		838,080
	CONTAINERS & PACKAGING - 0.4%
76,728	Ranpak Holdings Corporation(a)	392,847

	ELECTRIC UTILITIES - 1.4%
6,072	Black Hills Corporation(b)	432,387
9,312	Portland General Electric Company	459,361
7,458	Unitil Corporation	402,285
		1,294,033
	ELECTRICAL EQUIPMENT - 2.2%
4,700	Allient, Inc.	411,062
1,955	Littelfuse, Inc.	864,364
4,612	Mesa Laboratories, Inc.	464,936
50,280	Stoneridge, Inc.(a)	347,435
		2,087,797
	ENGINEERING & CONSTRUCTION - 3.4%
27,532	Bowman Consulting Group Ltd.(a)	739,234
2,885	Cardinal Infrastructure Group, Inc., Class A(a),(b)	178,553
6,413	Fluor Corporation(a)	321,740
3,772	Granite Construction, Inc.	456,299
35,941	Onterris, Inc.(a),(b)	754,401
11,343	Orion Group Holdings, Inc.(a)	110,935
7,199	Tutor Perini Corporation	602,916
		3,164,078
	ENTERTAINMENT CONTENT - 1.1%
59,813	Reservoir Media, Inc.(a)	612,485
15,249	Starz Entertainment Corporation(a)	396,779
		1,009,264
	FOOD - 0.3%
2,919	Post Holdings, Inc.(a),(b)	266,826

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.2% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 0.6%
7,933	Louisiana-Pacific Corporation	$574,587

	GAS & WATER UTILITIES - 1.6%
28,540	BKV Corporation(a),(b)	698,088
11,767	RGC Resources, Inc.	251,814
6,256	Spire, Inc.	499,604
		1,449,506
	HEALTH CARE FACILITIES & SERVICES - 3.1%
29,381	American Well Corporation(a)	315,846
74,806	Aveanna Healthcare Holdings, Inc.(a)	702,428
6,891	ICON plc(a)	1,127,126
26,120	Joint Corporation (The)(a)	216,535
10,490	Option Care Health, Inc.(a)	241,585
13,243	Park Dental Partners, Inc.(a)	236,785
		2,840,305
	HOME CONSTRUCTION - 0.3%
4,566	Meritage Homes Corporation	320,533

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.5%
3,575	Timken Company (The)	491,741

	INDUSTRIAL SUPPORT SERVICES - 2.2%
39,494	Custom Truck One Source, Inc.(a)	400,864
3,058	Herc Holdings, Inc.	459,128
18,221	Hudson Technologies, Inc.(a)	110,055
41,828	NPK International, Inc.(a)	522,431
2,593	SiteOne Landscape Supply, Inc.(a)	244,883
17,236	Titan Machinery, Inc.(a)	292,840
		2,030,201
	INDUSTRIALS - 0.4%
30,250	Hillman Solutions Corporation(a)	238,067
5,403	Insteel Industries, Inc.	165,602
		403,669

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.2%
78,889	BGC Group, Inc., Class A	$908,801
5,871	Lazard, Inc.	248,813
50,404	Perella Weinberg Partners(b)	889,631
		2,047,245
	INSURANCE - 3.7%
32,452	American Integrity Insurance Group, Inc.	658,451
15,273	Bowhead Specialty Holdings, Inc.(a)	467,201
14,302	CNO Financial Group, Inc.	787,898
1,697	Hanover Insurance Group, Inc. (The)	394,773
727	Primerica, Inc.	232,611
4,418	Root Inc, Class A(a)	239,235
33,484	Slide Insurance Holdings, Inc. (b)	668,675
		3,448,844
	INTERNET MEDIA & SERVICES - 1.3%
65,678	Blade Air Mobility, Inc., Class A(a)	329,704
2,948	Cargurus, Inc.(a)	106,836
10,398	Cars.com, Inc.(a)	123,216
16,020	People, Inc.(a)	665,951
		1,225,707
	LEISURE FACILITIES & SERVICES - 0.5%
34,345	First Watch Restaurant Group, Inc.(a)	441,333

	LEISURE PRODUCTS - 0.3%
74,645	Clarus Corporation	239,610

	MACHINERY - 2.3%
9,979	CECO Environmental Corporation(a)	657,516
3,138	Helios Technologies, Inc.	244,482
19,175	Manitowoc Company, Inc. (The)(a)	265,574
4,631	Regal Rexnord Corporation	950,420
		2,117,992
	MEDICAL EQUIPMENT & DEVICES - 4.2%
1,519	Bio-Rad Laboratories, Inc., Class A(a)	494,404
20,784	Bioventus, Inc.(a)	273,725

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 4.2% (Continued)
33,348	CareDx, Inc.(a)	$1,457,641
43,923	Carlsmed, Inc.(a),(b)	552,991
2,199	Integer Holdings Corporation(a)	266,541
36,989	Orthofix Medical, Inc.(a)	436,470
2,025	Revvity, Inc.	227,853
1,736	Teleflex, Inc.	237,329
		3,946,954
	METALS & MINING - 3.1%
2,114	Alcoa Corporation	95,680
66,786	Capstone Copper Corporation(a)	634,143
15,986	Century Aluminum Company(a)	715,694
6,681	Constellium S.E.(a)	185,598
103,295	Ferroglobe PLC	328,478
7,314	Hallador Energy Company(a)	104,005
37,018	Trekor Metals Ltd.(a)	250,612
6,747	Warrior Met Coal, Inc.	535,779
		2,849,989
	MULTI ASSET CLASS REIT - 0.5%
19,703	Broadstone Net Lease, Inc. (b)	421,841

	OIL & GAS PRODUCERS - 1.5%
5,091	Antero Resources Corporation(a)	183,989
37,139	Infinity Natural Resources, Inc., Class A(a)	488,749
91,271	Mammoth Energy Services, Inc.(a)	241,868
11,466	Northern Oil & Gas, Inc.	242,506
6,586	SM Energy Company	214,177
		1,371,289
	OIL & GAS SERVICES & EQUIPMENT - 3.3%
12,654	Atlas Energy Solutions, Inc.	136,537
13,950	Expro Ltd.(a)	222,503
38,348	Liberty Energy, Inc., Class A(b)	717,491
38,994	Matrix Service Company(a)	452,330
20,600	National Energy Services Reunited Corporation(a)	555,376
7,588	Natural Gas Services Group, Inc.	278,024

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.2% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 3.3% (Continued)
8,377	Select Water Solutions, Inc., Class A	$155,142
73,566	TETRA Technologies, Inc.(a)	566,458
		3,083,861
	REAL ESTATE OWNERS & DEVELOPERS - 0.8%
18,984	Legacy Housing Corporation(a)	498,520
1,773	McGrath RentCorporation(b)	204,161
		702,681
	RESIDENTIAL REIT - 0.8%
6,497	Centerspace(b)	356,295
26,847	UMH Properties, Inc.	405,658
		761,953
	RETAIL - CONSUMER STAPLES - 0.5%
1,198	Sprouts Farmers Market, Inc.(a)	104,418
15,856	Yesway, Inc.(a)	331,707
		436,125
	RETAIL - DISCRETIONARY - 1.7%
7,340	Academy Sports & Outdoors, Inc.	348,283
4,770	Advance Auto Parts, Inc. (b)	264,926
1,008	FirstCash Holdings, Inc.	205,642
36,607	National Vision Holdings, Inc.(a),(b)	806,818
		1,625,669
	RETAIL REIT - 2.2%
21,053	Brixmor Property Group, Inc.	663,381
21,997	CTO Realty Growth, Inc.	483,271
11,379	Getty Realty Corporation(b)	388,479
26,290	NETSTREIT Corporation(b)	563,921
		2,099,052
	SEMICONDUCTORS - 3.7%
14,337	Azenta, Inc.(a)	403,300
3,195	Diodes, Inc.(a)	263,012
2,507	Onto Innovation, Inc.(a)	648,260
4,527	Silicon Motion Technology Corporation - ADR	1,148,047
12,412	Ultra Clean Holdings, Inc.(a)	1,034,044
		3,496,663

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.2% (Continued)
	SOFTWARE - 5.1%
13,731	Consensus Cloud Solutions, Inc.(a)	$499,808
205,746	Kaltura, Inc.(a)	281,872
7,205	Paymentus Holdings, Inc., Class A(a)	245,691
8,735	Pegasystems, Inc.	266,854
62,120	Porch Group, Inc.(a)	897,634
11,502	Red Violet, Inc.(a)	798,009
33,400	Teradata Corporation(a)	1,035,066
0	Upland Software, Inc.(a)	2
166,037	VTEX(a),(b)	715,619
		4,740,555
	SPECIALTY FINANCE - 1.6%
574	Dave, Inc.(a)	213,924
7,801	EZCORP, Inc., Class A(a),(b)	232,236
2,572	Federal Agricultural Mortgage Corporation, CLASS C	585,387
6,086	LendingTree, Inc.(a)	193,900
3,764	Stewart Information Services Corporation	254,409
		1,479,856
	STEEL - 3.0%
95,290	Algoma Steel Group, Inc.(a)	366,867
8,263	Commercial Metals Company	567,833
35,602	Metallus, Inc.(a)	716,312
16,815	Synalloy Corporation(a)	260,128
60,341	thyssenkrupp A.G.	839,094
		2,750,234
	TECHNOLOGY HARDWARE - 1.0%
4,232	Crane NXT Company	219,852
38,107	NCR Voyix Corporation(a)	315,145
10,422	PAR Technology Corporation(a),(b)	176,653
21,949	RADCOM Ltd.(a)	224,758
		936,408
	TECHNOLOGY SERVICES - 2.2%
11,667	Chime Financial, Inc., Class A(a)	268,224
3,689	ICF International, Inc.	298,514
5,183	KBR, Inc.	189,750

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.2% (Continued)
	TECHNOLOGY SERVICES - 2.2% (Continued)
5,309	MAXIMUS, Inc.	$319,867
29,697	Priority Technology Holdings, Inc.(a)	193,031
8,094	V2X, Inc.(a)	730,403
		1,999,789
	TELECOMMUNICATIONS - 0.7%
109,634	8x8, Inc.(a)	208,305
22,410	Ooma, Inc.(a),(b)	487,417
		695,722
	TRANSPORTATION & LOGISTICS - 7.5%
34,717	Ardmore Shipping Corporation	603,729
1,764	Copa Holdings S.A., Class A	249,112
13,880	Covenant Logistics Group, Inc., Class A	493,018
13,242	DHT Holdings, Inc.	245,904
49,847	Frontier Group Holdings, Inc.(a)	336,467
8,974	GXO Logistics, Inc.(a)	450,136
27,015	Heartland Express, Inc.	330,393
1,562	Kirby Corporation(a)	204,841
4,097	Knight-Swift Transportation Holdings, Inc.	284,864
29,128	Marten Transport Ltd.	430,803
100,951	Proficient Auto Logistics, Inc.(a)	690,505
77,634	Radiant Logistics, Inc.(a)	639,704
33,465	RXO, Inc.(a)	677,666
5,641	Scorpio Tankers, Inc. (b)	439,208
18,373	Star Bulk Carriers Corporation	528,224
3,809	Teekay Tankers Ltd., Class A	302,320
		6,906,894
	TRANSPORTATION EQUIPMENT - 0.3%
19,011	Aebi Schmidt Holding A.G.	245,052

	WHOLESALE - DISCRETIONARY - 0.1%
539	Pool Corporation	100,098

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.2% (Continued)

	TOTAL COMMON STOCKS (Cost $67,313,351)	$89,289,897

	SHORT-TERM INVESTMENTS — 13.6%
	COLLATERAL FOR SECURITIES LOANED – 9.4%
8,748,491	Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (Cost $8,748,491) (c),(d)	8,748,491

	MONEY MARKET FUNDS - 4.2%
3,903,464	Fidelity Government Portfolio, Institutional, 3.55% (Cost $3,903,464)(c)	3,903,464
	TOTAL SHORT TERM INVESTMENTS (Cost $12,651,955)	12,651,955

	TOTAL INVESTMENTS - 109.8% (Cost $79,965,306)	$101,941,852
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.8)%	(9,085,283)
	NET ASSETS - 100.0%	$92,856,569

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $8,657,955 at July 31, 2026.

(c)	Rate disclosed is the seven day effective yield as of July 31, 2026.

(d)	Security was purchased with cash received as collateral for securities on loan at July 31, 2026. Total collateral had a value of $8,748,491 at July 31, 2026.

DUNHAM FOCUSED LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6%
	AEROSPACE & DEFENSE - 6.6%
7,794	Axon Enterprise, Inc.(a)	$4,113,361
11,288	HEICO Corporation	4,022,592
27,560	Howmet Aerospace, Inc.	7,779,085
		15,915,038
	ASSET MANAGEMENT - 2.2%
63,085	Robinhood Markets, Inc., Class A(a)	5,460,638

	BIOTECH & PHARMA - 4.6%
9,695	Eli Lilly & Company	11,138,004

	E-COMMERCE DISCRETIONARY - 11.5%
79,169	Amazon.com, Inc.(a)	21,500,717
3,391	MercadoLibre, Inc.(a)	6,368,128
		27,868,845
	ELECTRICAL EQUIPMENT - 3.3%
25,059	Amphenol Corporation, A	4,026,981
16,101	Vertiv Holdings Company, Class A	3,889,519
		7,916,500
	ENGINEERING & CONSTRUCTION - 1.1%
4,592	Sterling Infrastructure, Inc.(a)	2,740,368

	INSTITUTIONAL FINANCIAL SERVICES - 0.8%
12,692	Coinbase Global, Inc., Class A(a)	1,856,332

	INTERNET MEDIA & SERVICES - 12.3%
43,455	Alphabet, Inc., C	15,498,226
17,403	Meta Platforms, Inc., Class A	9,688,424
66,322	Uber Technologies, Inc.(a)	4,666,416
		29,853,066
	MEDICAL EQUIPMENT & DEVICES - 2.0%
13,433	Intuitive Surgical, Inc.(a)	4,746,282

	SEMICONDUCTORS - 23.3%
32,801	Advanced Micro Devices, Inc.(a)	15,618,196

DUNHAM FOCUSED LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SEMICONDUCTORS - 23.3% (Continued)
14,559	Broadcom, Inc.	$5,667,528
15,964	Lam Research Corporation	4,677,771
3,387	Micron Technology, Inc.	2,787,603
92,855	NVIDIA Corporation	18,640,642
3,357	Sandisk Corporation(a)	4,078,184
11,459	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4,632,301
		56,102,225
	SOFTWARE - 20.8%
52,602	Crowdstrike Holdings, Inc., Class A(a)	10,039,618
26,926	Microsoft Corporation	12,513,051
27,457	Palantir Technologies, Inc., Class A(a)	3,378,858
23,175	Palo Alto Networks, Inc.(a)	7,690,160
90,268	ServiceNow, Inc.(a)	10,040,510
57,415	Shopify, Inc., Class A(a)	6,726,167
		50,388,364
	TECHNOLOGY HARDWARE - 6.3%
44,689	Arista Networks, Inc.(a)	8,059,660
23,244	Credo Technology Group Holding Ltd.(a)	4,811,276
3,306	Lumentum Holdings, Inc.(a)	2,360,286
		15,231,222
	TECHNOLOGY SERVICES - 4.8%
20,143	Mastercard, Inc., A	11,543,953

	TOTAL COMMON STOCKS (Cost $141,013,708)	240,760,837

DUNHAM FOCUSED LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.3%
	MONEY MARKET FUND - 0.3%
843,957	STIT - Treasury Obligations Portfolio, 3.58% (Cost $843,957)(b)	$843,957

	TOTAL INVESTMENTS - 99.9% (Cost $141,857,665)	$241,604,794
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	192,771
	NET ASSETS - 100.0%	$241,797,565

ADR	- American Depositary Receipt

LTD	- Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of July 31, 2026.

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.0%
	AEROSPACE & DEFENSE - 4.7%
32,969	Aevex Corporation(a)	$548,274
13,889	Hexcel Corporation	1,429,873
2,875	Huntington Ingalls Industries, Inc.	938,544
8,712	Mercury Systems, Inc.(a)	845,935
		3,762,626
	APPAREL & TEXTILE PRODUCTS - 1.1%
22,880	Birkenstock Holding plc(a),(b)	885,914

	ASSET MANAGEMENT - 1.3%
19,128	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	724,377
13,589	Planet Labs PBC, CLASS A(a)	278,303
		1,002,680
	BANKING - 3.6%
51,423	Fulton Financial Corporation	1,251,122
17,231	Glacier Bancorp, Inc.	849,316
24,099	Seacoast Banking Corporation of Florida	837,199
		2,937,637
	BEVERAGES - 1.1%
13,132	Vita Coco Company, Inc. (The)(a)	865,924

	BIOTECH & PHARMA - 6.5%
19,114	Cogent Biosciences, Inc.(a)	744,107
62,514	Compass Pathways plc - ADR(a)	709,534
7,038	Cytokinetics, Inc.(a)	542,841
9,092	Definium Therapeutics, Inc.(a)	395,684
18,967	Denali Therapeutics, Inc.(a)	436,620
7,026	Ionis Pharmaceuticals, Inc.(a)	363,736
8,629	Kardigan, Inc.(a)	179,656
3,771	Kymera Therapeutics, Inc.(a)	389,921
49,470	Olema Pharmaceuticals, Inc.(a),(b)	566,432
3,393	Protagonist Therapeutics, Inc.(a)	463,620
17,372	Seaport Therapeutics, Inc.(a),(b)	355,431
		5,147,582

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.0% (Continued)
	CHEMICALS - 1.3%
8,366	Sensient Technologies Corporation	$1,034,623

	CONSTRUCTION MATERIALS - 1.1%
6,352	Advanced Drainage Systems, Inc.	879,625

	E-COMMERCE DISCRETIONARY - 1.0%
20,154	Global-e Online Ltd.(a)	792,254

	ELECTRICAL EQUIPMENT - 12.2%
2,622	Advanced Energy Industries, Inc.	759,121
6,269	Belden, Inc.	777,669
4,522	BWX Technologies, Inc.	762,861
3,309	Camtek Ltd.(a),(b)	438,310
10,118	Cognex Corporation	660,098
4,619	ESCO Technologies, Inc.	1,456,325
11,297	Forgent Power Solutions, Inc., Class A(a)	375,851
3,089	Generac Holdings, Inc.(a)	608,873
66,386	Mirion Technologies, Inc.(a),(b)	994,462
3,286	Nextpower, Inc., Class A(a)	295,313
12,756	nLight, Inc.(a)	877,613
6,578	nVent Electric PLC	1,011,894
3,351	Powell Industries, Inc.	699,287
		9,717,677
	ENGINEERING & CONSTRUCTION - 1.7%
8,470	Construction Partners, Inc., Class A(a),(b)	875,374
2,024	Installed Building Products, Inc.(b)	451,231
		1,326,605
	HEALTH CARE FACILITIES & SERVICES - 3.2%
15,805	BrightSpring Health Services, Inc.(a)	943,717
9,639	HealthEquity, Inc.(a)	969,779
10,354	RadNet, Inc.(a)	660,378
		2,573,874
	HOME CONSTRUCTION - 3.1%
1,423	Cavco Industries, Inc.(a)	778,424

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.0% (Continued)
	HOME CONSTRUCTION - 3.1% (Continued)
15,181	Century Communities, Inc.	$1,019,556
8,887	Champion Homes, Inc.(a)	707,494
		2,505,474
	HOUSEHOLD PRODUCTS - 1.1%
11,031	elf Beauty, Inc.(a)	914,360

	INDUSTRIAL INTERMEDIATE PROD - 2.9%
3,820	AZZ, Inc.	552,830
2,562	Valmont Industries, Inc.	1,234,116
6,147	Xometry, Inc., Class A(a)	526,921
		2,313,867
	INDUSTRIAL SUPPORT SERVICES - 1.2%
6,516	Herc Holdings, Inc.	978,312

	INSTITUTIONAL FINANCIAL SERVICES - 0.6%
6,681	Moelis & Company, Class A(b)	448,161

	LEISURE FACILITIES & SERVICES - 3.5%
31,040	Lindblad Expeditions Holdings, Inc.(a)	918,163
32,981	OneSpaWorld Holdings Ltd.	849,591
4,651	Texas Roadhouse, Inc.	955,500
		2,723,254
	MACHINERY - 2.8%
11,766	CECO Environmental Corporation(a)	775,262
10,284	Flowserve Corporation	781,481
3,769	MSA Safety, Inc.(b)	717,128
		2,273,871
	MEDICAL EQUIPMENT & DEVICES - 10.0%
71,660	Alpha Tau Medical Ltd.(a),(b)	844,871
79,183	AngioDynamics, Inc.(a)	1,171,118
51,817	Carlsmed, Inc.(a),(b)	652,376
2,159	Celcuity, Inc.(a)	186,494
22,885	ClearPoint Neuro, Inc.(a)	341,902
12,357	Dexcom, Inc.(a)	1,031,192

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 10.0% (Continued)
13,476	Establishment Labs Holdings, Inc.(a)	$1,247,070
3,365	Guardant Health, Inc.(a)	545,096
16,580	Kestra Medical Technologies, Inc.(a)	378,521
7,820	Repligen Corporation(a)	1,102,698
27,087	SI-BONE, Inc.(a)	481,065
		7,982,403
	METALS & MINING - 1.9%
5,452	Centrus Energy Corporation, Class A(a),(b)	964,623
14,203	MP Materials Corporation(a),(b)	587,578
		1,552,201
	OIL & GAS SERVICES & EQUIPMENT - 1.6%
18,890	Kodiak Gas Services, Inc.	1,109,031
3,911	Oceaneering International, Inc.(a)	190,779
		1,299,810
	REAL ESTATE SERVICES - 1.0%
68,811	Compass, Inc., Class A(a),(b)	783,757

	RENEWABLE ENERGY - 2.0%
24,042	Fluence Energy, Inc.(a),(b)	334,905
16,464	FuelCell Energy, Inc.(a)	355,787
97,568	Shoals Technologies Group, Inc., Class A(a)	852,745
		1,543,437
	RETAIL - CONSUMER STAPLES - 0.5%
5,285	Ollie’s Bargain Outlet Holdings, Inc.(a)	388,289

	RETAIL - DISCRETIONARY - 2.3%
5,372	Boot Barn Holdings, Inc.(a)	800,374
46,759	National Vision Holdings, Inc.(a),(b)	1,030,569
		1,830,943
	SEMICONDUCTORS - 4.7%
3,963	Aehr Test Systems(a)	316,961
9,222	Allegro MicroSystems, Inc.(a)	382,713
9,058	Cohu, Inc.(a)	434,693
3,784	FormFactor, Inc.(a)	401,861

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.0% (Continued)
	SEMICONDUCTORS - 4.7% (Continued)
2,692	Onto Innovation, Inc.(a)	$696,097
6,881	Semtech Corporation(a)	810,720
1,397	SiTime Corporation(a)	747,674
		3,790,719
	SOFTWARE - 12.4%
53,321	Alignment Healthcare, Inc.(a)	791,817
5,534	Atlassian Corporation, Class A(a)	559,017
14,783	Bandwidth, Inc., Class A(a)	578,607
69,894	BlackBerry Ltd.(a)	594,099
7,248	CommVault Systems, Inc.(a)	853,814
20,727	Dynatrace, Inc.(a)	918,621
41,905	Fastly, Inc., Class A(a)	949,567
29,638	Gitlab, Inc., Class A(a)	1,022,807
10,936	JFrog Ltd.(a)	872,583
17,732	Navan, Inc.(a)	472,026
15,828	Privia Health Group, Inc.(a)	374,649
4,298	Procore Technologies, Inc.(a)	235,401
49,253	QXO, Inc.(a),(b)	655,065
2,518	ServiceTitan, Inc., Class A(a)	209,145
2,511	Tyler Technologies, Inc.(a)	777,406
		9,864,624
	TECHNOLOGY HARDWARE - 4.7%
9,968	Everpure, Inc., Class A(a)	769,231
23,720	IMAX Corporation(a),(b)	1,134,764
41,752	Infleqtion, Inc.(a),(b)	410,422
1,344	Teledyne Technologies, Inc.(a)	881,086
15,166	Viavi Solutions, Inc.(a)	560,384
		3,755,887
	TRANSPORTATION & LOGISTICS - 1.9%
5,899	ArcBest Corporation	851,521

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.0% (Continued)
	TRANSPORTATION & LOGISTICS - 1.9% (Continued)
2,011	Saia, Inc.(a)	$699,084
		1,550,605

	TOTAL COMMON STOCKS (Cost $63,280,264)	77,426,995

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 15.2%
	COLLATERAL FOR SECURITIES LOANED - 12.1%
9,633,321	Mount Vernon Liquid Assets Portfolio, 3.74% (Cost $9,633,321)(c),(d)	9,633,321

	MONEY MARKET FUND - 3.1%
2,498,455	Fidelity Investments Money Market Funds, Class I, 3.55% (Cost $2,498,455)(d)	2,498,455

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,131,776)	12,131,776

	TOTAL INVESTMENTS - 112.2% (Cost $75,412,040)	$89,558,771
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.2)%	(9,707,526)
	NET ASSETS - 100.0%	$79,851,245

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $9,404,542 at July 31, 2026.

(c)	Security was purchased with cash received as collateral for securities on loan at July 31, 2026. Total collateral had a value of $9,633,321 at July 31, 2026.

(d)	Rate disclosed is the seven day effective yield as of July 31, 2026.

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	CLOSED END FUNDS — 0.8%
	MIXED ALLOCATION - 0.8%
86,832	Vietnam Enterprise Investments Ltd.(a)	$822,681

	TOTAL CLOSED END FUNDS (Cost $493,850)	822,681

	COMMON STOCKS — 95.6%
	AEROSPACE & DEFENSE - 1.2%
294,636	Bharat Electronics Ltd.	1,197,689

	ASSET MANAGEMENT - 3.3%
5,061	SK Square Company Ltd.	3,438,172

	AUTOMOTIVE - 0.6%
242,760	Belrise Industries Ltd.	602,086

	BANKING - 18.9%
228,183	Abu Dhabi Islamic Bank PJSC	1,317,975
23,454	Al Rajhi Bank	391,387
23,464	Bank Polska Kasa Opieki S.A.	1,546,522
100,604	BDO Unibank, Inc.	203,937
297,000	BOC Hong Kong Holdings Ltd.	1,975,050
2,092,000	China Construction Bank Corporation, H Shares	2,454,782
394,803	Commercial International Bank - Egypt (CIB)	1,093,837
245,942	FirstRand Ltd.	1,471,012
365,621	Haci Omer Sabanci Holding A/S	648,551
84,478	HDFC Bank Ltd. - ADR	2,021,558
49,399	HDFC Bank Ltd.	386,937
960,000	Industrial & Commercial Bank of China Ltd., H Shares	918,315
130,700	Itau Unibanco Holding S.A. - ADR	1,105,722
9,477	OTP Bank Nyrt	1,403,738
941,300	Public Bank Bhd	1,190,361
49,818	Riyad Bank	270,184
94,805	Saudi National Bank (The)	991,999
		19,391,867

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.6% (Continued)
	BEVERAGES - 0.3%
63,746	Varun Beverages Ltd.	$295,434

	E-COMMERCE DISCRETIONARY - 2.7%
187,941	Alibaba Group Holding Ltd.	2,862,952

	ENGINEERING & CONSTRUCTION - 1.7%
31,000	Acter Company Ltd.	872,710
4,458	Samsung C&T Corporation	1,026,062
		1,898,772
	FOOD - 0.8%
504,400	Sime Darby Plantation Bhd	811,179

	HEALTH CARE FACILITIES & SERVICES - 2.0%
176,936	Max Healthcare Institute Ltd.	2,036,739

	HOME & OFFICE PRODUCTS - 0.8%
65,100	Midea Group Co Ltd	824,794

	HOME CONSTRUCTION - 1.8%
581	Hyosung Heavy Industries Corporation	932,901
466,938	Talaat Moustafa Group	896,153
		1,829,054
	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
101,700	Banco BTG Pactual S.A.	1,136,995

	INTERNET MEDIA & SERVICES - 5.2%
11,391	Naspers Ltd.	598,569
79,500	Tencent Holdings Ltd.	4,857,638
		5,456,207
	LEISURE FACILITIES & SERVICES - 1.2%
319,781	Lemon Tree Hotels Ltd.(a),(c)	366,386
218,100	Smartfit Escola de Ginastica e Danca S.A.	846,602
		1,212,988

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.6% (Continued)
	MACHINERY - 0.2%
4,800	Shenzhen Han’s CNC Technology Company Ltd.	$165,410

	MEDICAL EQUIPMENT & DEVICES - 0.8%
36,300	Shenzhen Mindray Bio-Medical Electronics Co.	853,786

	METALS & MINING - 1.7%
404,000	Zijin Mining Group Company Ltd., H Shares	1,715,359

	OIL & GAS PRODUCERS - 3.1%
376,189	Gazprom PJSC(a),(b),(d)	—
844,000	PetroChina Company Ltd., H Shares	1,073,945
31,370	Vista Energy S.A.B. de C.V. - ADR(a)	2,210,017
		3,283,962
	REAL ESTATE OWNERS & DEVELOPERS - 1.0%
254,300	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	1,073,850

	RENEWABLE ENERGY - 1.9%
33,000	Contemporary Amperex Technology Company Ltd.	1,932,768

	RETAIL - CONSUMER STAPLES - 1.8%
204,000	CK Hutchison Holdings Ltd.	1,911,314
8,512	Magnit PJSC(a),(b),(d)	—
		1,911,314
	SEMICONDUCTORS - 23.6%
108,000	ASE Technology Holding Company Ltd.	1,843,880
23,000	MediaTek, Inc.	2,451,351
3,746	SK Hynix, Inc.	4,203,018
212,608	Taiwan Semiconductor Manufacturing Company Ltd.	15,733,398
		24,231,647
	SPECIALTY FINANCE - 1.5%
740,816	Billionbrains Garage Ventures Ltd.(a)	1,508,213

	TECHNOLOGY HARDWARE - 14.2%
20,099	Accton Technology Corporation	1,303,402

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares	Fair Value
COMMON STOCKS — 95.6% (Continued)
TECHNOLOGY HARDWARE - 14.2% (Continued)
26,000	Asia Vital Components Co., Ltd.	$1,829,429
35,000	Delta Electronics, Inc.	1,722,769
627	Samsung Electro-Mechanics Company Ltd.	473,360
42,030	Samsung Electronics Company Ltd.	7,227,569
123,900	Shanghai Conant Optical Company Ltd.	499,420
44,000	Taiwan Microloops Corporation	699,322
39,000	Unimicron Technology Corporation	915,509
14,670,780
TECHNOLOGY SERVICES - 0.7%
20,600	Globant SA(a),(e)	753,960

TELECOMMUNICATIONS - 1.9%
92,531	Bharti Airtel Ltd.	1,911,893

TRANSPORTATION EQUIPMENT - 1.6%
8,945	Eicher Motors Ltd.	734,013
105,500	Weichai Power Company Ltd., Class A	436,542
107,000	Weichai Power Company Ltd., H Shares	447,384
1,617,939

TOTAL COMMON STOCKS (Cost $63,482,743)	98,625,809

Shares	Coupon Rate (%)	Maturity	Fair Value
PREFERRED STOCKS — 1.7%

REAL ESTATE OWNERS & DEVELOPERS — 0.1%
35,166	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes(a)	—	141,219

TECHNOLOGY HARDWARE — 1.6%
13,068	Samsung Electronics Company Ltd.	—	1,622,445

TOTAL PREFERRED STOCKS (Cost $684,791)	1,763,664

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.9%
	COLLATERAL FOR SECURITIES LOANED – 0.6%
590,040	Mount Vernon Liquid Assets Portfolio, LLC, x% (Cost $590,040) (f),(g)	$590,040

	MONEY MARKET FUNDS – 2.3%
2,383,844	First American Government Obligations Fund, Class X, 3.57% (Cost $2,383,844)(g)	$2,383,844

	TOTAL SHORT TERM INVESTMENTS (Cost $2,973,884)	$2,973,884

	TOTAL INVESTMENTS - 101.0% (Cost $67,635,268)	$104,186,038
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%	(1,019,680)
	NET ASSETS - 100.0%	$103,166,358

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

LLC	- Limited Liability Company

LTD	- Limited Company

PJSC	- Public Joint-Stock Company

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026 the total market value of 144A securities is $366,386 or 0.4% of net assets.

(d)	Illiquid security.

(e)	All or a portion of these securities are on loan. Total loaned securities had a value of $579,744 at July 31, 2026.

(f)	Security was purchased with cash received as collateral for securities on loan at July 31, 2026. Total collateral had a value of $590,040 at July 31, 2026.

(g)	Rate disclosed is the seven day effective yield as of July 31, 2026.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.1%
	AEROSPACE & DEFENSE - 1.8%
11,318	Airbus S.E.	$2,657,887
190	Dassault Aviation S.A.	65,657
2,185	Leonardo SpA	139,307
393	MTU Aero Engines A.G.	164,832
39,911	Rolls-Royce Holdings PLC	796,187
2,100	Safran S.A.	825,536
7,000	Singapore Technologies Engineering Ltd.	55,008
966	Thales S.A.	275,093
		4,979,507
	APPAREL & TEXTILE PRODUCTS - 0.9%
5,309	adidas A.G. - ADR	490,339
8,016	Adidas A.G.	1,483,641
1,018	Christian Dior S.E.	510,303
		2,484,283
	ASSET MANAGEMENT - 1.1%
6,806	EQT A.B. (b)	231,191
214,100	Huatai Securities Company Ltd.	621,468
329,700	Itausa S.A.	901,516
26,090	UBS Group A.G.(c)	1,378,337
		3,132,512
	AUTOMOTIVE - 0.9%
8,700	Aisin Corporation	119,893
48,000	Denso Corporation	589,136
44,000	Geely Automobile Holdings Ltd.	111,087
55,900	Honda Motor Company Ltd.	563,210
366,066	Huayu Automotive Systems Company Ltd.	913,077
1,923	Magna International, Inc.(c)	131,918
3,700	Subaru Corporation	62,956
		2,491,277
	BANKING - 16.2%
2,920	ABN AMRO Bank N.V. (b)	132,138
26,809	Abu Dhabi Commercial Bank PJSC	109,213
50,819	Abu Dhabi Islamic Bank PJSC	293,528

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.1% (Continued)
	BANKING - 16.2% (Continued)
948,172	Agricultural Bank of China Ltd.	$968,598
143,000	Agricultural Bank of China Ltd., H Shares	114,968
17,316	AIB Group PLC	206,019
11,982	Al Rajhi Bank	199,949
37,000	Banco Bilbao Vizcaya Argentaria S.A.	1,037,528
24,156	Banco de Sabadell S.A.	92,771
72,800	Banco do Brasil S.A.	304,834
43,051	Banco Santander Brasil S.A. - ADR	244,099
85,730	Banco Santander S.A.	1,219,683
8,650	Bank Hapoalim BM	209,970
8,455	Bank Leumi Le-Israel BM	199,745
3,974,000	Bank of China Ltd., H Shares	2,787,754
20,208	Bank of Cyprus Holdings PLC	239,835
229,387	Bank of Ireland Group PLC	4,818,716
119,700	Bank of Ningbo Company Ltd., Class A	565,004
311,600	Bank Rakyat Indonesia Persero Tbk P.T.	52,311
3,358	Bankinter S.A.	61,791
79,615	Barclays PLC	547,220
31,712	BNK Financial Group, Inc.	328,370
42,074	BNP Paribas S.A.	5,348,077
325,500	BOC Hong Kong Holdings Ltd.	2,164,575
24,004	CaixaBank S.A.	348,807
475	Capitec Bank Holdings Ltd.	135,642
479,000	China Construction Bank Corporation, H Shares	562,065
23,900	China Merchants Bank Company Ltd.	140,160
116,000	Chongqing Rural Commercial Bank Company Ltd., H Shares	97,094
402	Credicorp Ltd.	161,033
14,200	DBS Group Holdings Ltd.	819,339
74,926	Emirates NBD Bank PJSC	615,315
1,178	Erste Group Bank A.G.	154,043
15,304	Eurobank S.A.	79,111
6,555	FinecoBank Banca Fineco SpA	179,647
20,336	First Abu Dhabi Bank PJSC	107,097

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.1% (Continued)
	BANKING - 16.2% (Continued)
1	Haci Omer Sabanci Holding A/S	$1
10,225	Hana Financial Group, Inc.	873,213
47,315	HDFC Bank Ltd. - ADR	1,132,248
256,100	Huaxia Bank Company Ltd.	264,290
605,000	Huishang Bank Corp Ltd., H Shares	391,891
51,497	ICICI Bank Ltd. - ADR	1,544,395
1,266,000	Industrial & Commercial Bank of China Ltd., H Shares	1,211,028
19,251	ING Groep N.V.	676,736
110,337	Intesa Sanpaolo SpA	834,351
33,887	Itau Unibanco Holding S.A.	304,966
8,000	Japan Post Bank Company Ltd.	154,615
27,200	Kasikornbank PCL	198,344
12,641	KB Financial Group, Inc.	1,461,675
266,500	Krung Thai Bank PCL	351,851
354,766	Lloyds Banking Group PLC	548,316
245,500	Lloyds Banking Group PLC - ADR	1,514,735
817	National Bank of Greece S.A.	15,292
106,781	Nordea Bank Abp	2,156,914
25,667	NU Holdings Ltd./Cayman Islands, Class A(d)	367,808
1,218	OTP Bank Nyrt	180,411
50,800	Oversea-Chinese Banking Corp Ltd.	1,153,895
445,100	Ping An Bank Company Ltd., Class A	766,316
4,500	Powszechna Kasa Oszczednosci Bank Polski S.A.	134,779
17,423	Qatar National Bank QPSC	79,378
775,890	Sberbank of Russia PJSC(a),(d),(e)	—
24,500	SCB X PCL	111,985
188,739	Shanghai Pudong Development Bank Company Ltd.	265,755
2,831	Shinhan Financial Group Company Ltd.	194,165
4,322	Shinhan Financial Group Company Ltd. - ADR	302,237
3,880	Societe Generale S.A.	364,829
443,330	TS Financial Holding Company Ltd.	488,394
7,650	UniCredit SpA	721,727
7,800	United Overseas Bank Ltd.	263,803

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.1% (Continued)
	BANKING - 16.2% (Continued)
256,972	VTB Bank PJSC(a),(d),(e)	$—
		44,676,392
	BEVERAGES - 1.0%
20,807	Coca-Cola Europacific Partners PLC	2,277,534
1,231	Coca-Cola HBC A.G.	83,004
17,500	Kirin Holdings Company Ltd.	323,607
		2,684,145
	BIOTECH & PHARMA - 6.5%
82,600	Astellas Pharma, Inc.	1,134,010
22,471	AstraZeneca PLC	3,822,956
8,544	Bayer A.G.	474,315
2,683	BeiGene Ltd. - ADR(d)	847,855
5,500	BeOne Medicines Ltd.(d)	135,959
4,700	Chugai Pharmaceutical Company Ltd.	203,852
18,700	Daiichi Sankyo Company Ltd.	302,092
5,298	Galderma Group A.G. (b)	1,153,020
291	Genmab A/S(d)	83,760
14,870	Novo Nordisk A/S - ADR	700,080
18,996	Novo Nordisk A/S, Class B	898,528
1,649	Orion OYJ, Class B	154,212
5,300	Otsuka Holdings Company Ltd.	367,342
3,600	Roche Holding A.G. - ADR(c)	196,812
33,183	Sanofi - ADR(c)	1,429,523
18,103	Swedish Orphan Biovitrum A.B.(d)	897,192
50,700	Takeda Pharmaceutical Company Ltd.	1,740,073
10,023	UCB S.A.	2,573,600
5,226	UCB S.A. - ADR	671,646
		17,786,827
	CHEMICALS - 2.2%
2,256	Air Liquide S.A.	444,600
6,600	Asahi Kasei Corporation	70,425
2,220	DSM-Firmenich A.G.(d)	238,513

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.1% (Continued)
	CHEMICALS - 2.2% (Continued)
200,777	Fertiglobe PLC	$145,388
357,000	Formosa Chemicals & Fibre Corporation	621,966
401,700	Hengli Petrochemical Company Ltd.	992,836
211,000	Nan Ya Plastics Corporation	1,003,027
71,992	Nitto Denko Corporation - ADR	1,531,989
4,100	Nitto Denko Corporation	86,540
3,485	Nutrien Ltd.	240,709
10,128	PhosAgro PJSC(a),(d),(e)	—
300,000	Rongsheng Petrochemical Company Ltd.	549,008
11,000	Toray Industries, Inc.	78,982
		6,003,983
	COMMERCIAL SUPPORT SERVICES - 0.9%
7,938	Brambles Ltd.	109,052
618	Eurofins Scientific S.E.	48,752
86,699	Recruit Holdings Company Ltd. - ADR	1,358,573
10,500	Recruit Holdings Company Ltd.	829,994
		2,346,371
	CONSTRUCTION MATERIALS - 0.1%
1,514,200	Impack Pratama Industri Tbk P.T.(d)	129,119
933	Sika A.G.	209,937
		339,056
	DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
28,576	Deutsche Telekom A.G.	882,179

	E-COMMERCE DISCRETIONARY - 0.0%(f)
1,535	Zalando S.E.(b),(d)	50,081

	ELECTRIC UTILITIES - 0.9%
3,600	Chubu Electric Power Company, Inc.	62,308
20,184	EDP - Energias de Portugal S.A.	103,968
375,900	Huaneng Lancang River Hydropower, Inc.	563,238
52,400	Kansai Electric Power Company, Inc. (The)	793,232

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.1% (Continued)
	ELECTRIC UTILITIES - 0.9% (Continued)
276,800	Tokyo Electric Power Company Holdings, Inc.(d)	$893,217
		2,415,963
	ELECTRICAL EQUIPMENT - 2.0%
20,376	ABB Ltd.	2,009,354
24,511	Assa Abloy A.B., Class B	909,576
7,000	Chroma ATE, Inc.	440,000
5,400	Daikin Industries Ltd.	781,882
22,200	Delta Electronics Thailand PCL	181,670
52,700	Guangzhou Shiyuan Electronic Technology Company	352,451
1,760	Kone OYJ, Class B	101,581
269	Schindler Holding A.G.	84,684
4,501	Siemens Energy A.G.	769,222
		5,630,420
	ENGINEERING & CONSTRUCTION - 0.2%
883	ACS Actividades de Construccion y Servicios S.A.	112,594
2,476	Cellnex Telecom S.A.(b)	76,940
1	Enka Insaat ve Sanayi A/S	1
4,146	Ferrovial S.E.	270,738
7,700	Keppel Ltd.	68,772
		529,045
	ENTERTAINMENT CONTENT - 0.8%
5,800	Bandai Namco Holdings, Inc.	167,950
7,600	Capcom Company Ltd.	190,833
32,819	Giant Network Group Company Ltd.	142,521
3,800	Konami Group Corporation	489,306
13,500	NetEase, Inc.	359,180
30,400	Nexon Company Ltd.	476,239
46,000	Toho Company Ltd.	439,848
		2,265,877
	FOOD - 0.8%
5,800	Ajinomoto Company, Inc.	178,786
42	Chocoladefabriken Lindt & Spruengli A.G.	484,815

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.1% (Continued)
	FOOD - 0.8% (Continued)
1,350,500	WH Group Ltd.(b)	$1,453,081
		2,116,682
	GAS & WATER UTILITIES - 0.5%
469,262	ENN Natural Gas Company Ltd.	1,236,493
1,800	Osaka Gas Company Ltd.	61,730
1,700	Tokyo Gas Company Ltd.	65,600
		1,363,823
	HEALTH CARE FACILITIES & SERVICES - 1.4%
33,802	Asymchem Laboratories Tianjin Company Ltd.	763,303
15,012	Fresenius S.E. & Company KGaA	771,834
12,232	Lonza Group A.G. - ADR	851,225
1,937	Lonza Group A.G.	1,350,180
16,500	Wuxi Biologics Cayman, Inc.(b),(d)	81,435
		3,817,977
	HOME & OFFICE PRODUCTS - 0.4%
1	Arcelik A/S(d)	2
198,200	Haier Smart Home Company Ltd.	679,754
24,200	Haier Smart Home Company Ltd., H Shares	69,764
18,097	Ningbo Deye Technology Company Ltd.	219,319
		968,839
	HOUSEHOLD PRODUCTS - 1.4%
482	Beiersdorf A.G.	44,788
258,075	Haleon PLC - ADR(c)	2,547,200
16,000	Kao Corporation	328,757
800	L’Oreal S.A. - ADR	71,248
4,377	Reckitt Benckiser Group PLC	308,908
11,320	Unilever PLC - ADR(c)	717,801
		4,018,702
	INDUSTRIAL INTERMEDIATE PROD - 0.2%
704,700	China International Marine Containers Group	680,514

	INDUSTRIAL SUPPORT SERVICES - 0.1%
16,374	Han’s Laser Technology Industry Group Company Ltd.	205,008

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.1% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.3%
6,300	Banco BTG Pactual S.A.	$70,433
2,735,000	China Development Financial Holding Corporation	689,411
349,821	China Merchants Securities Company Ltd.	910,210
4,567	Deutsche Boerse A.G.	1,376,119
22,800	Hong Kong Exchanges & Clearing Ltd.	1,187,933
5,200	Japan Exchange Group, Inc.	70,706
16,115	London Stock Exchange Group PLC - ADR	453,960
16,300	Nomura Holdings, Inc.	157,627
434,400	Shenwan Hongyuan Group Company Ltd.(b)	142,544
4,300	Singapore Exchange Ltd.	81,981
865,400	SooChow Securities Company Ltd.	1,039,654
		6,180,578
	INSURANCE - 6.4%
8,193	Aegon Ltd.	77,887
181,400	AIA Group Ltd.	1,828,656
2,847	Allianz S.E.	1,418,572
23,994	Aviva PLC	224,558
6,788	AXA SA	351,937
182,300	China Life Insurance Company Ltd.	1,065,064
39,000	China Life Insurance Company Ltd., H Shares	145,193
246,800	China Pacific Insurance Group Company Ltd., Class A	1,179,759
13,600	China Pacific Insurance Group Company Ltd., H Shares	53,081
830,000	China Reinsurance Group Corporation(b)	145,081
12,290	Generali	623,054
7,097	Hyundai Marine & Fire Insurance Company Ltd.(d)	186,508
14,300	Japan Post Holdings Company Ltd.	211,469
9,800	MS&AD Insurance Group Holdings, Inc.	301,550
24,107	Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen - ADR(c)	289,525
1,301	Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	781,772
1,703	NN Group N.V.	160,580
2,312,000	People’s Insurance Company Group of China Ltd., H Shares	1,607,272
1,143	Phoenix Holdings Ltd. (The)	64,077
40,000	PICC Property & Casualty Company Ltd., H Shares	83,481
176,600	Ping An Insurance Group Company of China Ltd., Class A	1,433,150

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.1% (Continued)
	INSURANCE - 6.4% (Continued)
3,318	Powszechny Zaklad Ubezpieczen S.A.	$63,183
12,360	Prudential PLC	185,747
14,582	Prudential PLC - ADR(c)	441,251
22,889	Sanlam Ltd.	121,763
31,900	Sompo Holdings, Inc.	1,415,648
146	Swiss Life Holding A.G.	172,297
3,000	T&D Holdings, Inc.	94,507
3,626	Zurich Insurance Group A.G.	2,762,301
		17,488,923
	INTERNET MEDIA & SERVICES - 0.1%
1,712	Kakao Corporation	43,589
748	NAVER Corporation	105,797
		149,386
	LEISURE FACILITIES & SERVICES - 1.2%
2,945	Aristocrat Leisure Ltd.	132,462
147,000	Galaxy Entertainment Group Ltd.	641,060
9,937	InterContinental Hotels Group PLC - ADR(c)	1,612,577
5,400	Oriental Land Company Ltd.	107,736
268,233	Shanghai Jinjiang International Hotels Company	772,916
		3,266,751
	MACHINERY - 1.9%
1,600	Keyence Corporation	802,196
1,500	Makita Corporation	48,295
193,500	Techtronic Industries Company Ltd.	3,250,758
3,332	Wartsila OYJ Abp	113,034
25,800	Yokogawa Electric Corporation	919,757
		5,134,040
	MEDICAL EQUIPMENT & DEVICES - 2.0%
1,690	Alcon, Inc.(c)	116,509
1,146	Alcon, Inc.	78,714
88,399	Coloplast A/S - ADR	592,273
8,139	Coloplast A/S - Series B	538,223
11,700	Hoya Corporation	1,788,365
29,500	Shimadzu Corporation	749,939

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.1% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.0% (Continued)
4,944	Sonova Holding A.G.	$1,347,145
27,400	Terumo Corporation	401,783
		5,612,951
	METALS & MINING - 2.2%
6,317	Anglo American PLC	320,025
18,257	Anglogold Ashanti PLC	1,444,544
11,902	Barrick Mining Corporation	436,846
4,002	Cia de Minas Buenaventura S.A.A - ADR	121,181
24,000	CMOC Group Ltd., H Shares	51,725
51,187	Glencore PLC	376,999
378,500	GMK Norilskiy Nickel PAO(a),(d),(e)	—
8,430	Gold Fields Ltd.	272,255
13,922	Grupo Mexico S.A.B. de C.V.	167,403
8,114	Kinross Gold Corporation	187,081
63,500	Nanshan Aluminium International Holdings Ltd.	220,338
8,538	Northern Star Resources Ltd.	118,415
1	Southern Copper Corporation	128
19,600	Vale S.A.	294,976
356,200	Western Mining Company Ltd.	2,025,603
		6,037,519
	OIL & GAS PRODUCERS - 6.8%
58,822	BP PLC - ADR	2,659,931
80,970	BP PLC	608,322
14,252	Canadian Natural Resources Ltd.(c)	679,294
1,214,000	China Petroleum & Chemical Corporation, H Shares	686,057
15,200	ENEOS Holdings, Inc.	125,476
12,871	Eni SpA	358,148
11,759	Equinor ASA - ADR	483,295
39,234	Equinor ASA	1,608,717
53,374	Galp Energia SGPS S.A.	1,212,561

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.1% (Continued)
	OIL & GAS PRODUCERS - 6.8% (Continued)
87,530	Gazprom PJSC - ADR(a),(d),(e)	$—
247,390	Gazprom PJSC(a),(d),(e)	—
5,100	Idemitsu Kosan Company Ltd.	41,733
5,300	Inpex Corporation	122,106
24,250	LUKOIL PJSC(a),(d),(e)	—
15,820	ORLEN S.A.	627,716
1,184,100	PetroChina Company Ltd., H Shares	1,506,706
21,700	Petroleo Brasileiro S.A.	210,519
89,884	Petroleo Brasileiro S.A.-A - ADR	1,541,511
71,300	PTT PCL	82,147
35,037	Repsol S.A.	1,069,723
117,940	Rosneft Oil Company PJSC(a),(d),(e)	—
22,968	Santos Ltd.	127,654
34,539	Shell PLC - ADR(c)	3,176,897
16,652	Shell PLC	763,795
11,940	Suncor Energy, Inc.	803,323
6,830	Tatneft PJSC(a),(d),(e)	—
		18,495,631
	PUBLISHING & BROADCASTING - 0.0%(f)
7,110	Informa PLC	85,173

	REAL ESTATE OWNERS & DEVELOPERS - 0.6%
55,000	CK Asset Holdings Ltd.	335,003
33,223	Emaar Properties PJSC	99,146
6,400	Hongkong Land Holdings Ltd.	51,968
27,200	Mitsui Fudosan Company Ltd.	264,853
7,500	Sun Hung Kai Properties Ltd.	117,710
204,000	Wharf Real Estate Investment Company Ltd.	689,918
		1,558,598
	RENEWABLE ENERGY - 0.7%
371,000	Goldwind Science & Technology Company Ltd.	460,672
5,304	Vestas Wind Systems A/S	142,768
373,900	Zhejiang Chint Electrics Company Ltd.	1,396,070
		1,999,510

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.1% (Continued)
	RETAIL - CONSUMER STAPLES - 0.4%
19,000	CK Hutchison Holdings Ltd.	$178,015
4,962	Dollarama, Inc.	675,997
13,100	Pan Pacific International Holdings Corporation	74,251
7,976	Woolworths Group Ltd.	222,742
		1,151,005
	RETAIL - DISCRETIONARY - 1.4%
3,600	Fast Retailing Company Ltd.	1,762,057
70,992	H & M Hennes & Mauritz A.B., Class B	1,300,238
5,896	Industria de Diseno Textil S.A.	384,923
1,000	Jardine Matheson Holdings Ltd.	66,410
2,800	Ryohin Keikaku Company Ltd.	73,413
6,267	Wesfarmers Ltd.	392,829
		3,979,870
	RETAIL REIT - 0.1%
1,406	Klepierre S.A.	63,883
17,300	Link REIT	86,231
		150,114
	SEMICONDUCTORS - 12.2%
3,510	Advantest Corporation - ADR	693,822
5,200	Advantest Corporation	1,026,987
290	ASM International N.V.	268,673
3,455	ASML Holding N.V.	5,695,555
230	ASML Holding N.V.	382,533
5,000	Hon Precision, Inc.	927,871
12,100	Kioxia Holdings Corporation(d)	3,371,270
9,000	Lasertec Corporation	2,066,708
1,900	Silicon Motion Technology Corporation - ADR	481,840
3,694	SK Hynix, Inc.	4,144,674
168,000	Taiwan Semiconductor Manufacturing Company Ltd.	12,432,321
2,661	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,075,709
3,200	Tokyo Electron Ltd.	1,069,422
		33,637,385
	SOFTWARE - 2.4%
437	Constellation Software, Inc.	936,179

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.1% (Continued)
	SOFTWARE - 2.4% (Continued)
3,652	Dassault Systemes S.E.	$84,992
6,621	Descartes Systems Group, Inc. (The)(d)	497,557
3,929	Nemetschek S.E.	264,922
2,175	Neste OYJ	77,104
6,500	Obic Company Ltd.	186,363
3,663	Open Text Corporation(c)	92,820
11,886	Sage Group PLC (The) - ADR	626,036
4,852	Sage Group PLC (The)	63,913
6,947	SAP S.E.	1,273,778
8,960	SAP S.E. - ADR(c)	1,645,235
15,900	Trend Micro, Inc.	640,367
6,992	Trend Micro, Inc. - ADR	279,680
		6,668,946
	TECHNOLOGY HARDWARE - 8.5%
3,000	Accton Technology Corporation	194,547
19,000	Asia Vital Components Co., Ltd.	1,336,891
3,100	Brother Industries Ltd.	77,167
5,400	Canon, Inc.	150,245
12,000	Delta Electronics, Inc.	590,664
8,801	Eoptolink Technology Inc Ltd.	515,490
154,808	Hisense Visual Technology Company Ltd.	622,497
172,000	Hon Hai Precision Industry Company Ltd.	1,314,217
865,007	IRICO Display Devices Company Ltd.	996,344
28,000	Kyocera Corporation	638,317
52,000	Lenovo Group Ltd.	159,024
21,790	Logitech International S.A.	2,232,349
4,900	Murata Manufacturing Company Ltd. - Series F	223,170
29,582	Nokia OYJ	273,516
345	Samsung Electro-Mechanics Company Ltd.	260,461
43,965	Samsung Electronics Company Ltd.	7,560,316
41,100	Sony Group Corporation	960,050
125,949	Sony Group Corporation - ADR(c)	2,929,574

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.1% (Continued)
	TECHNOLOGY HARDWARE - 8.5% (Continued)
13,400	TDK Corporation	$257,551
182,015	Telefonaktiebolaget LM Ericsson - ADR(c)	1,785,567
16,011	Telefonaktiebolaget LM Ericsson, Class B	157,508
		23,235,465
	TECHNOLOGY SERVICES - 1.8%
5,988	Experian plc	225,919
12,600	Fujitsu Ltd.	290,297
214,731	Infosys Ltd. - ADR(c)	2,583,214
18,800	NEC Corporation	558,472
18,100	Nomura Research Institute Ltd.	535,234
28,300	Otsuka Corp.	583,708
5,922	RELX PLC	209,216
1,157	Wolters Kluwer N.V.	90,865
		5,076,925
	TELECOMMUNICATIONS - 1.3%
26,700	Advanced Info Service PCL	303,114
48,891	America Movil S.A.B. de C.V. - ADR	1,239,387
31,975	BT Group PLC	86,574
15,277	Deutsche Telekom A.G. - ADR(c)	470,990
745,700	Maxis Bhd	675,463
2,239	Rogers Communications Inc, Class B	75,806
47,500	Singapore Telecommunications Ltd.	164,354
21,700	Telefonica Brasil S.A.	140,104
245,517	Vodafone Group PLC	389,621
		3,545,413
	TOBACCO & CANNABIS - 0.0%(f)
629	KT&G Corporation	77,331

	TRANSPORTATION & LOGISTICS - 4.1%
21,600	ANA Holdings, Inc.	421,706
24,661	Canadian National Railway Company	3,136,667
29,672	Canadian Pacific Kansas City Ltd.	2,637,545
30,500	Central Japan Railway Company	758,664

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.1% (Continued)
	TRANSPORTATION & LOGISTICS - 4.1% (Continued)
639,062	COSCO SHIPPING Holdings Company Ltd., Class A	$1,477,153
1,306	DSV A/S	282,250
10,700	East Japan Railway Company	246,086
18,200	Hankyu Hanshin Holdings, Inc.	538,270
21,230	International Container Terminal Services, Inc.	333,386
6,650	Poste Italiane SpA(b),(c)	201,247
86,000	SITC International Holdings Company Ltd.	433,590
502	TFI International, Inc.(c)	67,780
42,000	Tokyu Corporation	460,877
15,743	Transurban Group	163,609
1	Turk Hava Yollari AO	6
		11,158,836
	TRANSPORTATION EQUIPMENT - 0.1%
2,520	Kongsberg Gruppen ASA	78,752
63,000	Weichai Power Company Ltd., H Shares	263,414
		342,166

	TOTAL COMMON STOCKS (Cost $215,355,167)	266,901,979

	EXCHANGE-TRADED FUNDS — 0.6%
	EQUITY - 0.6%
16,740	iShares Core MSCI EAFE ETF	1,644,705

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,602,687)	1,644,705

	PREFERRED STOCKS — 1.4%

	BANKING — 0.4%
27,900	Banco Bradesco S.A.	101,700
36,576	Itau Unibanco Holding S.A.	310,274
2,279,000	TS Financial Holding Company Ltd.	670,022
		1,081,996

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares				Fair Value
	BIOTECH & PHARMA — 0.1%
22,988	Grifols S.A.			$179,371

	OIL & GAS PRODUCERS — 0.1%
30,395	Petroleo Brasileiro S.A.			260,238

	TECHNOLOGY HARDWARE — 0.8%
19,632	Samsung Electronics Company Ltd.			2,437,393

	TOTAL PREFERRED STOCKS (Cost $2,402,219)			3,958,998

		Expiration Date	Exercise Price
	WARRANT — 0.0%(f)
	SOFTWARE - 0.0% (f)
108	Constellation Software, Inc. (Canada)	04/02/2040	$0.00	—

	TOTAL WARRANT (Cost $0)			—

	SHORT-TERM INVESTMENTS — 9.1%
	COLLATERAL FOR SECURITIES LOANED - 7.7%
21,282,917	Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (Cost $21,282,917)(g),(h)			21,282,917

	MONEY MARKET FUNDS - 1.4%
3,845,513	Fidelity Government Portfolio, Institutional, 3.55% (Cost $3,845,513)(g)			3,845,513

	TOTAL SHORT-TERM INVESTMENTS (Cost $25,128,430)			25,128,430

	TOTAL INVESTMENTS - 108.2% (Cost $244,488,503)			$297,634,112
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.2)%			(22,532,499)
	NET ASSETS - 100.0%			$275,101,613

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

(a)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026 the total market value of 144A securities is 3,666,758 or 1.3% of net assets.

(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $20,842,623 at July 31, 2026.

(d)	Non-income producing security.

(e)	Illiquid security.

(f)	Percentage rounds to less than 0.1%.

(g)	Rate disclosed is the seven day effective yield as of July 31, 2026.

(h)	Security was purchased with cash received as collateral for securities on loan at April 30, 2026. Total collateral had a value of $21,282,917 at July 31, 2026.

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 17.2%
	COMMODITY - 4.2%
39,700	iShares Bloomberg Roll Select Commodity Strategy(a)			$2,338,727
72,400	iShares GSCI Commodity Dynamic Roll Strategy ETF			2,363,136
				4,701,863
	EQUITY - 13.0%
34,100	Franklin FTSE Japan ETF(a)			1,342,858
100	Franklin FTSE United Kingdom ETF			3,723
23,170	Invesco Nasdaq 100 ETF(a)			6,563,829
400	SPDR EURO STOXX 50 ETF(a)			27,908
9,030	State Street SPDR S&P 500 ETF Trust			6,745,681
				14,683,999

	TOTAL EXCHANGE-TRADED FUNDS (Cost $16,831,229)			19,385,862

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 18.4%
	BIOTECH & PHARMA — 1.6%
1,750,000	Bristol-Myers Squibb Company	6.8000	11/15/26	1,761,119

	E-COMMERCE DISCRETIONARY — 2.6%
3,000,000	Amazon.com, Inc.	3.1500	08/22/27	2,965,753

	INTERNET MEDIA & SERVICES — 2.6%
3,000,000	Alphabet, Inc.	3.8750	11/15/28	2,958,373

	SOFTWARE — 3.5%
4,000,000	Microsoft Corporation	3.3000	02/06/27	3,981,568

	SPECIALTY FINANCE — 1.8%
2,000,000	Korea Housing Finance Corporation(b)	5.3750	11/15/26	2,005,373

	TECHNOLOGY HARDWARE — 6.3%
2,500,000	Apple, Inc.	3.3500	02/09/27	2,490,928
1,500,000	Apple, Inc.	3.0000	06/20/27	1,484,950
1,000,000	Cisco Systems, Inc.	2.5000	09/20/26	997,912

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 18.4% (Continued)
	TECHNOLOGY HARDWARE — 6.3% (Continued)
2,000,000	Cisco Systems, Inc.	4.5500	02/24/28	$2,004,179
				6,977,969
	TOTAL CORPORATE BONDS (Cost $20,705,051)			20,650,155

	NON U.S. GOVERNMENT & AGENCIES — 5.8%
	LOCAL AUTHORITY — 3.6%
4,000,000	Province of British Columbia Canada	4.7000	01/24/28	4,020,155

	SUPRANATIONAL — 2.2%
2,500,000	Asian Development Bank	2.6250	01/12/27	2,484,702

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $6,507,526)			6,504,857

	U.S. GOVERNMENT & AGENCIES — 48.9%
	U.S. TREASURY BONDS — 1.8%
2,000,000	United States Treasury Bond	5.5000	08/15/28	2,046,797

	U.S. TREASURY NOTES — 47.1%
3,500,000	United States Treasury Note	0.7500	08/31/26	3,492,000
3,000,000	United States Treasury Note	0.8750	09/30/26	2,986,231
3,500,000	United States Treasury Note	1.1250	10/31/26	3,476,693
3,000,000	United States Treasury Note	1.2500	11/30/26	2,974,546
3,000,000	United States Treasury Note	1.2500	12/31/26	2,967,456
3,000,000	United States Treasury Note	4.0000	01/15/27	3,001,093
4,500,000	United States Treasury Note	0.6250	03/31/27	4,401,519
2,000,000	United States Treasury Note	0.5000	06/30/27	1,935,778
2,000,000	United States Treasury Note	0.3750	07/31/27	1,926,671
4,000,000	United States Treasury Note	2.2500	08/15/27	3,922,463
4,000,000	United States Treasury Note	0.6250	11/30/27	3,815,938
4,000,000	United States Treasury Note	1.1250	02/29/28	3,810,312
3,500,000	United States Treasury Note	1.2500	03/31/28	3,331,904

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 48.9% (Continued)
	U.S. TREASURY NOTES — 47.1% (Continued)
3,500,000	United States Treasury Note	1.2500	04/30/28	$3,323,496
4,500,000	United States Treasury Note	1.2500	05/31/28	4,262,433
3,500,000	United States Treasury Note	1.2500	06/30/28	3,307,021
				52,935,554
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $55,079,334)			54,982,351

Shares
	SHORT-TERM INVESTMENTS — 15.3%
	COLLATERAL FOR SECURITIES LOANED - 6.9%
7,726,994	Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (Cost $7,726,994)(c),(d)			7,726,994

	MONEY MARKET FUNDS - 8.4%
9,520,696	MSILF Government Portfolio, Institutional Class, 3.58% (Cost $9,520,696)(c)			9,520,696

	TOTAL SHORT-TERM INVESTMENTS (Cost $17,247,690)			17,247,690

	TOTAL INVESTMENTS - 105.6% (Cost $116,370,830)			$118,770,915
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.6)%			(6,310,582)
	NET ASSETS - 100.0%			$112,460,333

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Appreciation (Depreciation)
27	Eurex 10 Year Euro BUND Future	09/09/2026	$3,873,250	$(49,845)
84	Eurex EURO STOXX 50 Future	09/21/2026	6,175,245	58,228
64	French Government Bond Futures	09/09/2026	8,647,272	(89,643)
44	FTSE 100 Index Future	09/21/2026	6,442,857	197,318
87	Long Gilt Future	09/29/2026	10,141,010	(176,728)
48	TSE TOPIX (Tokyo Price Index) Future	09/11/2026	12,021,637	(146,172)
	TOTAL LONG FUTURES CONTRACTS			$(206,842)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Appreciation (Depreciation)
51	CBOT 10 Year US Treasury Note Future	09/22/2026	$5,508,000	$30,923
2	CME E-Mini Standard & Poor’s 500 Index Future	09/21/2026	751,925	(4,750)
9	Euro-BTP Italian Bond Futures	09/09/2026	1,206,575	865
	TOTAL SHORT FUTURES CONTRACTS			$27,038

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of these securities are on loan. Total loaned securities had a value of $7,602,277 at July 31, 2026.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026 the total market value of 144A securities is 2,005,373 or 1.8% of net assets.

(c)	Rate disclosed is the seven day effective yield as of July 31, 2026.

(d)	Security was purchased with cash received as collateral for securities on loan at July 31, 2026. Total collateral had a value of $7,726,994 at July 31, 2026.

(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 47.5%
	ASSET MANAGEMENT — 3.7%
3,137,000	CI Financial Corporation(a)		7.5000	05/30/29	$3,275,400
1,312,000	CI Financial Corporation		3.2000	12/17/30	1,186,649
3,695,000	Drawbridge Special Opportunities Fund, L.P. /(a)		5.9500	09/17/30	3,543,742
3,205,000	Goldman Sachs Private Credit Corporation		5.0500	02/23/28	3,185,759
1,510,000	UBS Group A.G.(a),(b)	USISSO05 + 3.321%	7.0000	07/08/74	1,502,504
					12,694,054
	AUTOMOTIVE — 0.6%
2,195,000	General Motors Company		5.3500	04/15/28	2,214,072

	BANKING — 6.9%
3,590,000	Barclays plc(b)	USISSO05 + 3.686%	7.6250	09/15/73	3,712,929
2,005,000	JPMorgan Chase & Company(c)	ICE LIBOR USD 3 Month + 0.550%	4.4700	02/01/27	1,997,043
1,842,000	JPMorgan Chase & Company(c)	TSFR3M + 1.212%	4.8760	02/02/37	1,697,145
3,420,000	Mizuho Financial Group, Inc.(b)	H15T1Y - –%	4.7820	07/13/30	3,397,960
4,110,000	Santander Holdings USA, Inc.(b)	SOFRRATE + 1.104%	5.0400	06/05/30	4,087,725
4,615,000	Societe Generale S.A.(a)		5.2500	02/19/27	4,635,817
3,440,000	Truist Financial Corporation(b)	SOFRRATE + 0.875%	4.9570	07/23/30	3,432,614
795,000	Wells Fargo & Company		5.9500	12/01/86	795,248
					23,756,481
	CABLE & SATELLITE — 2.5%
3,425,000	Space Exploration Technologies Corporation(a)		5.3500	07/15/31	3,330,129
600,000	Space Exploration Technologies Corporation(a)		5.6500	07/15/33	575,123
3,425,000	Space Exploration Technologies Corporation(a)		5.8750	07/15/36	3,196,356
1,550,000	Space Exploration Technologies Corporation(a),(d)		6.6500	07/15/56	1,360,701
					8,462,309
	CHEMICALS — 1.5%
3,615,000	Braskem Netherlands Finance BV(a)		4.5000	01/31/30	1,968,042
85,000	Braskem Netherlands Finance BV(a)		8.0000	10/15/34	46,167
1,140,000	FMC Corporation(a)		8.0000	06/01/31	1,179,177
2,520,000	FMC Corporation(b)	H15T5Y + 4.366%	8.4500	11/01/55	1,894,578
					5,087,964

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 47.5% (Continued)
	CONSUMER SERVICES — 0.7%
2,300,000	Grand Canyon University		5.1250	10/01/28	$2,280,427

	E-COMMERCE DISCRETIONARY — 1.2%
1,900,000	Rakuten Group, Inc.(a)		11.2500	02/15/27	1,954,936
2,010,000	Rakuten Group, Inc.(a)		9.7500	04/15/29	2,182,070
					4,137,006
	ELECTRIC UTILITIES — 2.4%
2,895,000	Dominion Energy, Inc.(b)	H15T5Y + 2.207%	6.6250	05/15/55	2,917,902
5,075,000	Vistra Operations Company, LLC(a)		4.3000	10/15/28	5,010,807
					7,928,709
	ENGINEERING & CONSTRUCTION — 0.7%
2,345,000	IHS Holding Ltd.(a),(d)		5.6250	11/29/26	2,337,424

	ENTERTAINMENT CONTENT — 0.8%
2,700,000	Discovery Communications, LLC		3.9500	03/20/28	2,662,863

	FOOD — 0.3%
1,205,000	JBS USA LUX S.A. / JBS USA Food Company / JBS USA		6.5000	12/01/52	1,165,484

	GAS & WATER UTILITIES — 0.5%
1,900,000	Southern Company Gas Capital Corporation(b)	H15T5Y + 1.822%	6.0500	09/15/56	1,886,827

	HEALTH CARE FACILITIES & SERVICES — 0.8%
2,950,000	Centene Corporation		3.0000	10/15/30	2,653,509

	INSTITUTIONAL FINANCIAL SERVICES — 2.4%
4,185,000	Credit Suisse Group A.G.(a)	USSW5 + 4.598%	7.5000	06/11/70	1,046,250
2,485,000	Goldman Sachs Capital I		6.3450	02/15/34	2,544,833
3,315,000	Jefferies Financial Group, Inc.		5.5000	02/15/36	3,131,379
1,735,000	State Street Corporation(c)	TSFR3M + 1.262%	4.9260	06/15/47	1,537,160
					8,259,622
	INSURANCE — 4.7%
4,000,000	Athene Global Funding(a)		2.5000	03/24/28	3,838,974
3,160,000	Farmers Exchange Capital(a)		7.0500	07/15/28	3,263,092

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 47.5% (Continued)
	INSURANCE — 4.7% (Continued)
1,130,000	Farmers Insurance Exchange(a),(b)	H15T10Y + 3.864%	7.0000	10/15/64	$1,130,045
3,067,000	NMI Holdings, Inc.		6.0000	08/15/29	3,115,336
3,545,000	Ohio National Financial Services, Inc.(a)		6.8000	01/24/30	3,504,457
1,000,000	Pacific Life Insurance Company(a)		9.2500	06/15/39	1,289,904
					16,141,808
	LEISURE FACILITIES & SERVICES — 5.0%
3,845,000	Carnival Corporation Ltd.(a)		5.1250	05/01/29	3,815,352
2,199,000	Flutter Treasury DAC(a)		6.3750	04/29/29	2,227,525
3,500,000	Las Vegas Sands Corporation		3.9000	08/08/29	3,373,914
3,100,000	Resorts World Las Vegas, LLC / RWLV Capital, Inc.(a)		4.6250	04/06/31	2,606,974
4,200,000	Viking Ocean Cruises Ship VII Ltd.(a)		5.6250	02/15/29	4,199,157
946,000	Voyager Parent, LLC(a)		9.2500	07/01/32	1,005,643
					17,228,565
	METALS & MINING — 0.8%
1,445,000	First Quantum Minerals Ltd.(a)		8.0000	03/01/33	1,503,253
1,340,000	First Quantum Minerals Ltd.(a)		7.2500	02/15/34	1,365,984
					2,869,237
	OIL & GAS PRODUCERS — 2.1%
3,620,000	Energy Transfer, L.P.(b)	H15T5Y + 2.219%	6.7000	01/15/57	3,570,046
3,000,000	Hess Corporation		6.0000	01/15/40	3,081,423
1,000,000	Raizen Fuels Finance S.A.(a),(d)		6.2500	07/08/32	532,350
					7,183,819
	SEMICONDUCTORS — 0.7%
2,375,000	Foundry JV Holdco, LLC(a)		6.1000	01/24/36	2,425,489

	SOFTWARE — 1.1%
1,585,000	Oracle Corporation		4.4500	09/26/30	1,493,989
845,000	Oracle Corporation		5.9500	09/26/55	669,555
1,480,000	RD Michigan Property Owner I, LLC(a)		7.5000	03/30/45	1,430,865
					3,594,409
	SPECIALTY FINANCE — 5.2%
2,930,000	AerCap Ireland Capital DAC / AerCap Global(b)	H15T5Y + 2.441%	6.5000	01/31/56	2,949,731
2,010,000	AERCAP IRELAND CAPITAL DAC / AERCAP GLOBAL(b)	H15T5Y + 2.720%	6.9500	03/10/55	2,056,785
5,000,000	Ally Financial, Inc.(b)	H15T5Y + 3.148%	7.1000	08/15/74	5,030,984

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 47.5% (Continued)
	SPECIALTY FINANCE — 5.2% (Continued)
3,000,000	Atlas Warehouse Lending Company, L.P.(a)		4.6250	11/15/28	$2,957,529
2,320,000	Avolon Holdings Funding Ltd.(a)		4.9500	01/15/28	2,324,562
2,575,000	Synchrony Financial(b)	SOFRRATE + 1.346%	5.4500	10/15/30	2,577,005
					17,896,596
	TECHNOLOGY SERVICES — 1.0%
3,445,000	Booz Allen Hamilton, Inc.		5.3750	01/30/30	3,442,117

	TELECOMMUNICATIONS — 1.0%
325,500	Sprint Spectrum Company, LLC / Sprint Spectrum Series 2018-1(a)		5.1520	03/20/28	325,992
3,260,000	Verizon Communications, Inc.(b)	H15T5Y + 2.042%	6.2000	05/14/56	3,189,071
					3,515,063
	TRANSPORTATION & LOGISTICS — 0.9%
3,320,000	United Airlines, Inc.(a)		4.6250	04/15/29	3,265,677

	TOTAL CORPORATE BONDS (Cost $167,908,175)				163,089,531

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BOND — 0.7%
	HIGHER EDUCATION — 0.7%
2,405,000	Maricopa County Industrial Development Authority(a)		7.3750	10/01/29	2,496,988

	TOTAL MUNICIPAL BOND (Cost $2,405,000)				2,496,988

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 1.1%
	SOVEREIGN — 1.1%
3,620,000	Romanian Government International Bond(a)		6.3750	01/30/34	3,621,289

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $3,693,798)				3,621,289

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOAN — 1.0%
	ENTERTAINMENT CONTENT — 1.0%
3,432,692	Discovery Global Holdings, Inc.(c)	TSFR1M + 3.950%	6.1130	06/30/33	$3,439,489

	TOTAL TERM LOAN (Cost $3,433,663)				3,439,489

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 48.9%
	U.S. TREASURY BILLS — 48.9%
33,746,000	United States Treasury Bill(e)		—	09/10/26	33,616,875
39,877,000	United States Treasury Bill(e)		—	10/22/26	39,550,239
40,039,000	United States Treasury Bill(e)		—	11/27/26	39,554,151
23,540,000	United States Treasury Bill(e)		—	12/10/26	23,223,048
2,000,000	United States Treasury Note		4.1250	07/15/29	1,987,344
6,860,000	United States Treasury Note		4.1250	06/30/31	6,760,316
7,939,000	United States Treasury Note		4.2500	06/30/33	7,778,980
9,089,000	United States Treasury Note		4.3750	05/15/36	8,828,401
7,300,000	United States Treasury Note (l),(m)		4.7500	02/15/56	6,725,695
					168,025,049
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $168,480,070)				168,025,049

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 2.7%
	COLLATERAL FOR SECURITIES LOANED - 0.3%
955,965	Mount Vernon Liquid Assets Portfolio, 3.74% (Cost $955,965)(f)				955,965

	MONEY MARKET FUND - 2.4%
8,236,752	First American Government Obligations Fund, Class X, 3.57% (Cost $8,236,752)(g)				8,236,752

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,192,717)				9,192,717

	TOTAL INVESTMENTS - 101.9% (Cost $355,113,423)				$349,865,063
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9)%				(6,524,791)
	NET ASSETS - 100.0%				$343,340,272

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(h)	Value and Unrealized Appreciation
105	CBOT 10 Year US Treasury Note	09/22/2026	$11,340,000	$109,725
146	CBOT 5 Year US Treasury Note	10/01/2026	15,472,578	152,780
51	CBOT US Treasure Bond Futures	09/22/2026	5,523,938	98,200
190	Ultra 10-Year US Treasury Note Futures	09/22/2026	20,843,593	369,821
49	Ultra U.S. Treasury Bond Futures	09/22/2026	5,374,688	142,467
	TOTAL FUTURES CONTRACTS			$872,993

CREDIT DEFAULT SWAP AGREEMENTS
Description and Payment Frequency	Payment Frequency	Counterparty	Fixed Deal (Pay)Rate	Implied Credit Spread (j)	Maturity Date	Notional Value	Fair Value(k)	Amortized Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY SERIES 46	Quarterly (1)	HSBC Securities	5.00%	312.27	6/20/2031	$16,830,000	(1,366,858)	(1,265,228)	$	(101,630)
CDX.NA.IG SERIES 45	Quarterly (1)	HSBC Securities	1.00%	48.58	12/20/2030	41,000,000	(891,509)	(893,772)	$	2,263
ALLSTATE CORPORATION (THE)	Quarterly (1)	Barclays	1.00%	29.00	12/20/2030	10,000,000	(297,249)	(292,861)	$	(4,388)
DARDEN RESTAURANTS INC	Quarterly (1)	Barclays	1.00%	12.00	6/20/2027	7,000,000	(61,711)	(4,123)	$	(57,588)
ORACLE CORPORATION(i)	Quarterly (2)	Barclays	1.00%	186.00	12/20/2030	(10,000,000)	(322,206)	166,408	$	(488,614)
LENNAR CORPORATION(i)	Quarterly (2)	Barclays	5.00%	65.00	12/20/2029	(5,000,000)	713,190	670,208	$	42,982
NEXTERA ENERGY CAPITAL HOLDINGS, INC(i)	Quarterly (2)	Barclays	1.00%	52.00	6/20/2030	(7,000,000)	127,702	1,018,812	$	(891,110)
SEMPRA ENERGY	Quarterly (1)	Barclays	1.00%	32.00	6/20/2030	7,000,000	(178,494)	(159,473)	$	(19,021)
THE CAMPBELLS COMPANY	Quarterly (1)	Barclays	1.00%	81.00	12/20/2030	10,000,000	(87,234)	(198,850)	$	111,616
TOLL BROTHERS INC.	Quarterly (1)	Barclays	1.00%	51.00	12/20/2029	5,000,000	(83,257)	(40,903)	$	(42,354)
VERIZON COMMUNICATIONS INC(i)	Quarterly (2)	Barclays	1.00%	35.00	6/20/2027	(7,000,000)	47,732	742	$	46,990
TOTAL							(2,399,894)	(999,040)		(1,400,854)
(1) Buy Protection
(2) Sell Protection

TOTAL RETURN SWAPS
Description	Frequency	Counterparty	Notional Value	Variable Rate Premium Received	Maturity Date	Unrealized Appreciation
Ishares Trust - IShares IBoxx US Dollar High Yield Corporate Bond ETF	At Maturity	Goldman Sachs	$14,000,000	US0001M	9/30/2026	$51,100

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

S/A	- Société Anonyme

H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

US0001M	ICE LIBOR USD 3 Month

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	Term Secured Overnight Financing Rate 1 Month Average

TSFR3M	Term Secured Overnight Financing Rate 3 Month Average

USISSO05	5Y SOFR Swap Rate

USSW5	USD SWAP SEMI 30/360 5YR

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026 the total market value of 144A securities is 86,275,746 or 25.1% of net assets.

(b)	Variable rate security; the rate shown represents the rate on July 31, 2026.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	All or a portion of these securities are on loan. The total loaned securities had a value of $939,458 at July 31, 2026.

(e)	Zero coupon bond.

(f)	Security was purchased with cash received as collateral for securities on loan at July 31, 2026. Total collateral had a value of $955,965 at July 31, 2026.

(g)	Rate disclosed is the seven day effective yield as of July 31, 2026.

(h)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(i)	If the Fund is a seller of protection and if a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value obligation or underlying securities comprising of the referenced obligation or underlying securities comprising of the referenced index.

(j)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of July 31, 2026, will serve as an indicator of payment/performance risk and represent the likelihood of risk of default for the credit derivative.

(k)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	All or portion of security held as collateral for Futures at July 31, 2026. Collateral for futures had a market value of $1,464,992 at July 31, 2026.

(m)	All or portion of security held as collateral for Swaps at July 31, 2026. Collateral for swaps had a market value of $1,198,170 at July 31, 2026.

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	CLOSED END FUND — 1.0%
	EQUITY - 1.0%
2,468,782	Altaba, Inc.(a)	$3,085,978

	TOTAL CLOSED END FUND (Cost $22,837,384)	3,085,978

Shares		Fair Value
	COMMON STOCKS — 70.8%
	BANKING - 5.0%
201,846	Webster Financial Corporation	15,586,548

	BIOTECH & PHARMA - 2.0%
46,764	Apogee Therapeutics, Inc.(a)	6,270,585

	CABLE & SATELLITE - 2.0%
181,854	Liberty Broadband Corporation - Series C(a)	6,190,310

	CHEMICALS - 1.8%
159,378	Element Solutions, Inc.	5,853,954

	COMMERCIAL SUPPORT SERVICES - 2.1%
80,931	Intertek Group PLC	6,369,771

	ELECTRIC UTILITIES - 17.3%
845,381	AES Corporation (The)	12,410,192
275,197	Boralex, Inc.	7,279,586
77,123	Brookfield Infrastructure Partners, L.P.	3,220,657
97,113	Brookfield Renewable Partners, L.P.	3,191,133
71,231	NextEra Energy, Inc.	6,191,399
129,175	Northwestern Energy Group, Inc.	8,879,490
209,193	TXNM Energy, Inc.	12,116,458
		53,288,915
	ENGINEERING & CONSTRUCTION - 2.0%
42,980	Arcosa, Inc.(b)	6,240,696

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 70.8% (Continued)
	ENTERTAINMENT CONTENT - 2.9%
350,448	Warner Bros Discovery, Inc.(a)	$9,216,783

	GAS & WATER UTILITIES - 4.3%
335,359	Essential Utilities, Inc.	13,364,056

	HOUSEHOLD PRODUCTS - 3.5%
570,376	Kenvue, Inc.	10,974,034

	INDUSTRIAL REIT - 1.0%
49,069	LXP Industrial Trust	2,970,147

	INSURANCE - 5.3%
325,403	Beazley plc	5,659,469
228,274	Equitable Holdings, Inc.	10,877,256
		16,536,725
	INTERNET MEDIA & SERVICES - 2.1%
43,838	Roku, Inc.(a),(b)	6,356,948

	LEISURE FACILITIES & SERVICES - 2.0%
211,561	Caesars Entertainment, Inc.(a)	6,293,940

	MEDICAL EQUIPMENT & DEVICES - 0.8%
34,776	Bio-Techne Corporation	2,507,002

	OIL & GAS PRODUCERS - 4.7%
608,900	ARC Resources Ltd.	14,564,741
84,102	Columbia Pipeline Group, Inc.(a)	—
		14,564,741
	SELF-STORAGE REIT - 0.0%(d)
1	Public Storage	220

	SEMICONDUCTORS - 5.1%
60,772	Qorvo, Inc.(a),(b)	5,504,120

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares				Fair Value
	COMMON STOCKS — 70.8% (Continued)
	SEMICONDUCTORS - 5.1% (Continued)
45,822	Silicon Laboratories, Inc.(a)			$9,966,284
				15,470,404
	SOFTWARE - 0.3%
21,955	Cyber Ark Software Ltd. - Contra(a)			987,975

	TECHNOLOGY HARDWARE - 3.2%
213,217	NCR Atleos Corporation(a)			10,027,596

	TRANSPORTATION & LOGISTICS - 3.4%
1,025	American Airlines Group, Inc.(a)			15,652
101,283	American Airlines Group, Inc. Escrow Security(a)			—
31,652	Norfolk Southern Corporation			10,618,613
				10,634,265

	TOTAL COMMON STOCKS (Cost $218,634,778)			219,705,615

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.5%
	ASSET MANAGEMENT - 0.0% (c)
117,447	Pershing Square Sparc Holdings Ltd	9/29/2034	$—	35,234
111,677	TPG, Inc.			1,117
				36,351
	BIOTECH & PHARMA - 0.2%
271,338	Centessa Pharmaceuticals PLC			542,675
47,455	Novo Nordisk A/S			23,728
				566,403
	FORESTRY, PAPER & WOOD PRODUCTS - 0.3%
532,221	Resolute Forest Products, Inc. - CVR		$6.25	798,332

	MEDICAL EQUIPMENT & DEVICES - 0.0% (c)
34,956	ABIOMED, Inc. - CVR	12/31/2034	$35.00	55,929

	TOTAL RIGHT (Cost $1,418,425)			1,457,015

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 14.9%
	COLLATERAL FOR SECURITIES LOANED - 2.0%
6,284,370	Mount Vernon Liquid Assets Portfolio, 3.74% (Cost $6,284,370)(d),(e)	$6,284,370

	MONEY MARKET FUND - 12.9%
39,860,309	Fidelity Investments Money Market Funds, Class I, 3.55% (Cost $39,860,309)(e)	39,860,309

	TOTAL SHORT-TERM INVESTMENTS (Cost $46,144,679)	46,144,679

	TOTAL INVESTMENTS - 87.2% (Cost $289,035,266)	$270,393,287
	TOTAL SECURITIES SOLD SHORT - (33.1)% (Proceeds Received - $102,401,596)	(102,965,851)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 45.9%	141,946,732
	NET ASSETS - 100.0%	$309,374,168

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $6,132,077 at July 31, 2026.

(c)	Percentage rounds to less than 0.1%.

(d)	Security was purchased with cash received as collateral for securities on loan at July 31, 2026. Total collateral had a value of $6,284,370 at July 31, 2026.

(e)	Rate disclosed is the seven day effective yield as of July 31, 2026.

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — (33.1)%
	BANKING - (1.9)%
(175,953)	Banco Santander S.A. - ADR	$(2,480,937)
(238,802)	Banco Santander S.A.	(3,393,198)
		(5,874,135)
	CABLE & SATELLITE - (2.0)%
(42,925)	Charter Communications, Inc., Class A	(6,223,266)

	CHEMICALS - (1.5)%
(79,689)	Solstice Advanced Materials, Inc.	(4,794,887)

	COMMERCIAL SUPPORT SERVICES - (1.3)%
(33,563)	Brink’s Company (The)	(3,975,537)

	ELECTRIC UTILITIES - (5.9)%
(126,414)	Black Hills Corporation	(9,001,941)
(97,113)	Brookfield Renewable Corporation	(3,238,719)
(87,530)	Dominion Energy, Inc.	(6,054,450)
		(18,295,110)
	ENTERTAINMENT CONTENT - (0.8)%
(42,494)	Fox Corporation, Class A	(2,474,426)

	GAS & WATER UTILITIES - (5.5)%
(102,289)	American Water Works Company, Inc.	(13,724,115)
(77,123)	Brookfield Infrastructure Corporation, Class A	(3,262,303)
		(16,986,418)
	HOUSEHOLD PRODUCTS - (2.9)%
(83,420)	Kimberly-Clark Corporation	(9,118,640)

	INSURANCE - (3.5)%
(355,004)	Corebridge Financial, Inc.	(11,072,575)

	OIL & GAS PRODUCERS - (3.6)%
(122,531)	Shell PLC - ADR	(11,270,402)

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — (33.1)% (Continued)
	SEMICONDUCTORS - (1.2)%
(58,344)	Skyworks Solutions, Inc.	$(3,633,664)

	TRANSPORTATION & LOGISTICS - (3.0)%
(31,653)	Union Pacific Corporation	(9,246,791)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $102,401,596)	$(102,965,851)

FORWARD FOREIGN CURRENCY CONTRACTS
					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/ (Depreciation)
To Buy:
Canadian Dollar	08/31/2026	Morgan Stanley FX	13,911,767	$9,936,220	$(9,887)
British Pound	09/08/2026	Morgan Stanley FX	8,674,735	11,690,739	11,414
				$21,626,959	$1,527

To Sell:
British Pound	08/03/2026	US Bank	2,142,408	$2,887,342	$(3,232)
British Pound	08/04/2026	US Bank	6,501,875	8,762,635	(8,185)
Canadian Dollar	08/04/2026	US Bank	484,228	345,441	88
Australian Dollar	08/24/2026	Morgan Stanley FX	8,424,811	5,930,154	(57,330)
Canadian Dollar	08/31/2026	Morgan Stanley FX	13,911,769	9,936,221	(17,887)
British Pound	09/08/2026	Morgan Stanley FX	17,793,375	23,979,720	(213,502)
Canadian Dollar	10/30/2026	Morgan Stanley FX	15,244,070	10,918,134	(45,931)
				$62,759,647	$(345,979)
Total					$(344,452)

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7%
	DATA CENTER REIT - 8.7%
20,243	Digital Realty Trust, Inc.	$3,816,209
2,680	Equinix, Inc.	2,731,670
		6,547,879
	HEALTH CARE FACILITIES & SERVICES - 1.2%
57,982	Chartwell Retirement Residences	934,400

	HEALTH CARE REIT - 17.1%
63,678	American Healthcare REIT, Inc.(b)	3,540,497
70,054	National Healthcare Properties, Inc.	1,071,126
35,308	Welltower, Inc.	8,277,607
		12,889,230
	HOTEL REIT - 1.2%
78,305	Sunstone Hotel Investors, Inc.	921,650

	INDUSTRIAL REIT - 16.4%
367,929	Ascendas Real Estate Investment Trust	737,361
38,708	First Industrial Realty Trust, Inc.	2,548,535
15,431	Goodman Group(a)	323,485
44,317	Prologis, Inc.(a)	6,408,681
613,502	Tritax Big Box REIT plc	1,406,424
735,600	UI Boustead REIT(a)	458,897
16,276	Warehouses De Pauw CVA	419,057
		12,302,440
	MULTI ASSET CLASS REIT - 2.6%
42,626	FrontView REIT, Inc.(b)	867,013
398,161	LondonMetric Property plc	1,052,819
		1,919,832
	OFFICE REIT - 5.7%
33,651	BXP, Inc.(b)	2,359,608
582	Japan Excellent, Inc.	526,887
1,698	Nippon Building Fund, Inc.	1,436,931
		4,323,426
	REAL ESTATE INVESTMENT TRUSTS - 4.8%
11,580	Iron Mountain, Inc.	1,416,466

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 4.8% (Continued)
57,335	Janus Living, Inc.	$1,732,091
116,443	Stockland(a)	350,124
		3,498,681
	REAL ESTATE OWNERS & DEVELOPERS - 0.7%
91,521	City Developments Ltd.(b)	560,239

	RESIDENTIAL REIT - 10.9%
9,385	Aedifica S.A.	760,522
35,888	Equity Residential	2,384,758
144,422	Independence Realty Trust, Inc.(b)	2,401,738
6,479	Mid-America Apartment Communities, Inc.	857,431
2,329	Mitsui Fudosan Accommodations Fund, Inc.	1,796,795
		8,201,244
	RETAIL REIT - 19.4%
27,339	Agree Realty Corporation	2,126,974
74,500	Curbline Properties Corporation	2,282,680
70,613	Essential Properties Realty Trust, Inc.(b)	2,209,481
114,682	Link REIT(a)	572,059
15,668	Regency Centers Corporation	1,257,984
493,000	Region Group	826,238
16,041	Simon Property Group, Inc.	3,679,323
13,853	Unibail-Rodamco-Westfield	1,682,686
		14,637,425
	SELF-STORAGE REIT - 3.7%
18,798	Extra Space Storage, Inc.	2,782,856

	SELF-STORAGE REITS - 1.4%
26,308	CubeSmart	1,090,730

	SPECIALTY REITS - 3.5%
186,428	Americold Realty Trust, Inc.	2,626,771

	TELECOMMUNICATIONS - 2.4%
71,217	Csquare, Inc.(a)	1,421,491

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TELECOMMUNICATIONS - 2.4% (Continued)
41,065	NEXTDC Ltd.(a)	$386,331
		1,807,822

	TOTAL COMMON STOCKS (Cost $62,222,933)	75,044,625

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.3%
	COLLATERAL FOR SECURITIES LOANED - 6.0%
4,507,398	Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (Cost $4,507,398)(c),(d)	4,507,398

	MONEY MARKET FUND - 0.3%
261,579	Fidelity Investments Money Market Funds, Class I, 3.55% (Cost $261,579)(d)	261,579

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,768,977)	4,768,977

	TOTAL INVESTMENTS - 106.0% (Cost $66,991,910)	$79,813,602
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.0)%	(4,546,282)
	NET ASSETS - 100.0%	$75,267,320

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $4,395,490 at July 31, 2026.

(c)	Security was purchased with cash received as collateral for securities on loan at July 31, 2026. Total collateral had a value of $4,507,398 at July 31, 2026.

(d)	Rate disclosed is the seven day effective yield as of July 31, 2026.

DUNHAM U.S. ENHANCED MARKET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 49.3%
	U.S. TREASURY BILLS — 38.3%
5,000,000	United States Treasury Bill(a),(b)			3.7600	11/27/26	$4,939,453
48,000,000	United States Treasury Bill(a)			3.8600	12/24/26	47,270,795
						52,210,248
	U.S. TREASURY NOTES — 11.0%
16,000,000	United States Treasury Note			1.2500	09/30/28	14,996,563

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $67,482,909)					67,206,811

Shares
	SHORT-TERM INVESTMENTS — 5.9%
	MONEY MARKET FUNDS - 5.9%
8,065,669	Fidelity Government Portfolio, Institutional, 3.55% (Cost $8,065,669)(c)					8,065,669

Contracts(d)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value
	FLEX OPTIONS PURCHASED - 45.0%
	CALL OPTIONS PURCHASED - 45.0%
130	S&P 500 INDEX	Societe Generale	01/31/2030	$6,100	$79,300,000	$32,438,868
130	S&P 500 INDEX	Societe Generale	01/31/2031	7,000	91,000,000	28,834,030
	TOTAL CALL OPTIONS PURCHASED (Cost - $41,207,228)					61,272,898

	TOTAL FLEX OPTIONS PURCHASED (Cost - $41,207,228)					61,272,898

	TOTAL INVESTMENTS - 100.2% (Cost $116,755,806)					$136,545,378
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%					(249,097)
	NET ASSETS - 100.0%					$136,296,281

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Depreciation
5	CBOT 10 Year US Treasury Note Future	09/22/2026	$540,000	$(7,891)
335	CBOT 2 Year US Treasury Note Future	10/01/2026	68,879,141	(269,570)
460	CBOT 5 Year US Treasury Note Future	10/01/2026	48,749,219	(463,348)
14	CME E-Mini Standard & Poor’s 500 Index Future	09/21/2026	5,263,475	(75,355)
	TOTAL FUTURES CONTRACTS			$(816,164)

(a)	Zero coupon bond.

(b)	A portion is held at collateral for futures.

(c)	Rate disclosed is the seven day effective yield as of July 31, 2026.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.